Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CALAMOS INVESTMENT TRUST/IL
Entity Central Index Key	0000826732
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000011358
Shareholder Report [Line Items]
Fund Name	Calamos Convertible Fund
Class Name	Class A
Trading Symbol	CCVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$128	1.14%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund outperformed the ICE BofA All US Convertibles Index. Markets experienced elevated volatility early in the period driven by policy uncertainties before stabilizing through mid-year. The Federal Reserve initiated its first rate cut of 2025 in the third quarter, supporting a favorable environment for convertibles and their underlying equities. The Fund’s emphasis on convertibles with attractive structural risk-reward characteristics helped it navigate these market dynamics effectively. Global issuance is tracking toward $165 billion (US $92.4 billion), potentially the strongest year since 1998, energizing the market with expanded opportunities. Security selection and an average overweight allocation in information technology and consumer discretionary promoted relative performance. However, security selection within industrials and real estate detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$9,523	$9,999
11/30/15	$9,540	$9,973
12/31/15	$9,433	$9,941
01/31/16	$8,785	$10,078
02/29/16	$8,720	$10,149
03/31/16	$9,117	$10,242
04/30/16	$9,200	$10,282
05/31/16	$9,403	$10,284
06/30/16	$9,318	$10,469
07/31/16	$9,726	$10,535
08/31/16	$9,744	$10,523
09/30/16	$9,874	$10,517
10/31/16	$9,650	$10,436
11/30/16	$9,801	$10,190
12/31/16	$9,848	$10,204
01/31/17	$10,117	$10,224
02/28/17	$10,264	$10,293
03/31/17	$10,377	$10,287
04/30/17	$10,506	$10,367
05/31/17	$10,635	$10,447
06/30/17	$10,727	$10,436
07/31/17	$10,869	$10,481
08/31/17	$10,919	$10,575
09/30/17	$11,031	$10,525
10/31/17	$11,278	$10,531
11/30/17	$11,284	$10,517
12/31/17	$11,259	$10,565
01/31/18	$11,590	$10,444
02/28/18	$11,527	$10,345
03/31/18	$11,559	$10,411
04/30/18	$11,565	$10,334
05/31/18	$11,891	$10,407
06/30/18	$11,962	$10,395
07/31/18	$11,962	$10,397
08/31/18	$12,398	$10,464
09/30/18	$12,316	$10,397
10/31/18	$11,666	$10,314
11/30/18	$11,801	$10,376
12/31/18	$11,316	$10,567
01/31/19	$12,009	$10,679
02/28/19	$12,352	$10,673
03/31/19	$12,292	$10,878
04/30/19	$12,622	$10,880
05/31/19	$12,204	$11,073
06/30/19	$12,701	$11,213
07/31/19	$12,965	$11,237
08/31/19	$12,774	$11,528
09/30/19	$12,672	$11,467
10/31/19	$12,834	$11,502
11/30/19	$13,217	$11,496
12/31/19	$13,486	$11,488
01/31/20	$13,811	$11,709
02/29/20	$13,324	$11,920
03/31/20	$11,831	$11,849
04/30/20	$13,402	$12,060
05/31/20	$14,639	$12,116
06/30/20	$15,412	$12,192
07/31/20	$16,405	$12,375
08/31/20	$17,398	$12,275
09/30/20	$17,035	$12,268
10/31/20	$16,887	$12,213
11/30/20	$18,970	$12,333
12/31/20	$20,019	$12,350
01/31/21	$20,200	$12,261
02/28/21	$21,027	$12,084
03/31/21	$20,311	$11,934
04/30/21	$20,838	$12,028
05/31/21	$20,452	$12,067
06/30/21	$20,838	$12,152
07/31/21	$20,760	$12,288
08/31/21	$21,122	$12,264
09/30/21	$20,862	$12,158
10/31/21	$21,460	$12,155
11/30/21	$20,893	$12,191
12/31/21	$21,064	$12,160
01/31/22	$19,510	$11,898
02/28/22	$19,411	$11,765
03/31/22	$19,537	$11,438
04/30/22	$18,128	$11,004
05/31/22	$17,499	$11,075
06/30/22	$16,329	$10,901
07/31/22	$17,326	$11,168
08/31/22	$17,308	$10,852
09/30/22	$16,165	$10,383
10/31/22	$16,677	$10,249
11/30/22	$17,118	$10,626
12/31/22	$16,591	$10,578
01/31/23	$17,368	$10,903
02/28/23	$17,034	$10,621
03/31/23	$17,113	$10,891
04/30/23	$16,815	$10,957
05/31/23	$16,896	$10,838
06/30/23	$17,772	$10,799
07/31/23	$18,270	$10,791
08/31/23	$17,691	$10,723
09/30/23	$17,283	$10,450
10/31/23	$16,468	$10,285
11/30/23	$17,447	$10,751
12/31/23	$18,349	$11,162
01/31/24	$18,183	$11,132
02/29/24	$18,413	$10,974
03/31/24	$18,811	$11,076
04/30/24	$18,277	$10,796
05/31/24	$18,535	$10,979
06/30/24	$18,955	$11,083
07/31/24	$19,047	$11,342
08/31/24	$19,241	$11,505
09/30/24	$19,680	$11,659
10/31/24	$19,818	$11,370
11/30/24	$21,066	$11,490
12/31/24	$20,130	$11,302
01/31/25	$20,848	$11,362
02/28/25	$20,186	$11,612
03/31/25	$19,398	$11,616
04/30/25	$19,725	$11,662
05/31/25	$20,472	$11,578
06/30/25	$21,659	$11,756
07/31/25	$22,071	$11,725
08/31/25	$22,389	$11,866
09/30/25	$23,612	$11,995
10/31/25	$24,586	$12,070

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	24.06	7.80	9.95
Class A with sales charge	21.29	7.32	9.41
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 928,521,306
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 6,237,406
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$928,521,306	113	85%	$6,237,406

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.1
Communication Services	9.6
Financials	9.5
Industrials	9.1
Utilities	8.9
Consumer Discretionary	7.8
Health Care	5.7
Materials	3.5
Real Estate	2.2
Consumer Staples	2.0
Other	0.6
Energy	0.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Boeing Co., 6.000%, 10/15/27	2.8
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	2.4
Alibaba Group Holding Ltd., 0.500%, 06/01/31	2.2
Strategy, Inc., 0.000%, 03/01/30	2.2
Western Digital Corp., 3.000%, 11/15/28	2.2
MKS, Inc., 1.250%, 06/01/30	2.1
Bloom Energy Corp., 3.000%, 06/01/28	2.1
CyberArk Software Ltd., 0.000%, 06/15/30	2.0
DoorDash, Inc., 0.000%, 05/15/30	1.9
Seagate HDD Cayman, 3.500%, 06/01/28	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011360
Shareholder Report [Line Items]
Fund Name	Calamos Convertible Fund
Class Name	Class C
Trading Symbol	CCVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$211	1.89%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund outperformed the ICE BofA All US Convertibles Index. Markets experienced elevated volatility early in the period driven by policy uncertainties before stabilizing through mid-year. The Federal Reserve initiated its first rate cut of 2025 in the third quarter, supporting a favorable environment for convertibles and their underlying equities. The Fund’s emphasis on convertibles with attractive structural risk-reward characteristics helped it navigate these market dynamics effectively. Global issuance is tracking toward $165 billion (US $92.4 billion), potentially the strongest year since 1998, energizing the market with expanded opportunities. Security selection and an average overweight allocation in information technology and consumer discretionary promoted relative performance. However, security selection within industrials and real estate detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$10,000	$9,999
11/30/15	$10,012	$9,973
12/31/15	$9,892	$9,941
01/31/16	$9,212	$10,078
02/29/16	$9,137	$10,149
03/31/16	$9,545	$10,242
04/30/16	$9,627	$10,282
05/31/16	$9,835	$10,284
06/30/16	$9,740	$10,469
07/31/16	$10,157	$10,535
08/31/16	$10,169	$10,523
09/30/16	$10,298	$10,517
10/31/16	$10,062	$10,436
11/30/16	$10,215	$10,190
12/31/16	$10,257	$10,204
01/31/17	$10,526	$10,224
02/28/17	$10,674	$10,293
03/31/17	$10,786	$10,287
04/30/17	$10,908	$10,367
05/31/17	$11,043	$10,447
06/30/17	$11,123	$10,436
07/31/17	$11,271	$10,481
08/31/17	$11,310	$10,575
09/30/17	$11,419	$10,525
10/31/17	$11,671	$10,531
11/30/17	$11,671	$10,517
12/31/17	$11,635	$10,565
01/31/18	$11,974	$10,444
02/28/18	$11,894	$10,345
03/31/18	$11,926	$10,411
04/30/18	$11,919	$10,334
05/31/18	$12,246	$10,407
06/30/18	$12,317	$10,395
07/31/18	$12,311	$10,397
08/31/18	$12,751	$10,464
09/30/18	$12,655	$10,397
10/31/18	$11,980	$10,314
11/30/18	$12,113	$10,376
12/31/18	$11,604	$10,567
01/31/19	$12,308	$10,679
02/28/19	$12,656	$10,673
03/31/19	$12,588	$10,878
04/30/19	$12,914	$10,880
05/31/19	$12,482	$11,073
06/30/19	$12,974	$11,213
07/31/19	$13,239	$11,237
08/31/19	$13,042	$11,528
09/30/19	$12,924	$11,467
10/31/19	$13,083	$11,502
11/30/19	$13,462	$11,496
12/31/19	$13,735	$11,488
01/31/20	$14,053	$11,709
02/29/20	$13,545	$11,920
03/31/20	$12,025	$11,849
04/30/20	$13,606	$12,060
05/31/20	$14,860	$12,116
06/30/20	$15,636	$12,192
07/31/20	$16,632	$12,375
08/31/20	$17,627	$12,275
09/30/20	$17,247	$12,268
10/31/20	$17,088	$12,213
11/30/20	$19,186	$12,333
12/31/20	$20,227	$12,350
01/31/21	$20,404	$12,261
02/28/21	$21,227	$12,084
03/31/21	$20,485	$11,934
04/30/21	$21,009	$12,028
05/31/21	$20,606	$12,067
06/30/21	$20,977	$12,152
07/31/21	$20,888	$12,288
08/31/21	$21,235	$12,264
09/30/21	$20,961	$12,158
10/31/21	$21,558	$12,155
11/30/21	$20,969	$12,191
12/31/21	$21,125	$12,160
01/31/22	$19,558	$11,898
02/28/22	$19,447	$11,765
03/31/22	$19,558	$11,438
04/30/22	$18,138	$11,004
05/31/22	$17,501	$11,075
06/30/22	$16,312	$10,901
07/31/22	$17,308	$11,168
08/31/22	$17,280	$10,852
09/30/22	$16,127	$10,383
10/31/22	$16,625	$10,249
11/30/22	$17,050	$10,626
12/31/22	$16,514	$10,578
01/31/23	$17,282	$10,903
02/28/23	$16,930	$10,621
03/31/23	$17,004	$10,891
04/30/23	$16,699	$10,957
05/31/23	$16,773	$10,838
06/30/23	$17,624	$10,799
07/31/23	$18,105	$10,791
08/31/23	$17,522	$10,723
09/30/23	$17,115	$10,450
10/31/23	$16,292	$10,285
11/30/23	$17,254	$10,751
12/31/23	$18,131	$11,162
01/31/24	$17,953	$11,132
02/29/24	$18,168	$10,974
03/31/24	$18,553	$11,076
04/30/24	$18,018	$10,796
05/31/24	$18,253	$10,979
06/30/24	$18,656	$11,083
07/31/24	$18,741	$11,342
08/31/24	$18,919	$11,505
09/30/24	$19,332	$11,659
10/31/24	$19,463	$11,370
11/30/24	$20,673	$11,490
12/31/24	$19,740	$11,302
01/31/25	$20,440	$11,362
02/28/25	$19,769	$11,612
03/31/25	$18,994	$11,616
04/30/25	$19,296	$11,662
05/31/25	$20,014	$11,578
06/30/25	$21,167	$11,756
07/31/25	$21,555	$11,725
08/31/25	$21,848	$11,866
09/30/25	$23,029	$11,995
10/31/25	$23,964	$12,070

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	23.13	7.00	9.13
Class C with sales charge	22.13	7.00	9.13
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 928,521,306
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 6,237,406
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$928,521,306	113	85%	$6,237,406

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.1
Communication Services	9.6
Financials	9.5
Industrials	9.1
Utilities	8.9
Consumer Discretionary	7.8
Health Care	5.7
Materials	3.5
Real Estate	2.2
Consumer Staples	2.0
Other	0.6
Energy	0.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Boeing Co., 6.000%, 10/15/27	2.8
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	2.4
Alibaba Group Holding Ltd., 0.500%, 06/01/31	2.2
Strategy, Inc., 0.000%, 03/01/30	2.2
Western Digital Corp., 3.000%, 11/15/28	2.2
MKS, Inc., 1.250%, 06/01/30	2.1
Bloom Energy Corp., 3.000%, 06/01/28	2.1
CyberArk Software Ltd., 0.000%, 06/15/30	2.0
DoorDash, Inc., 0.000%, 05/15/30	1.9
Seagate HDD Cayman, 3.500%, 06/01/28	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011361
Shareholder Report [Line Items]
Fund Name	Calamos Convertible Fund
Class Name	Class I
Trading Symbol	CICVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Convertible Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$100	0.89%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund outperformed the ICE BofA All US Convertibles Index. Markets experienced elevated volatility early in the period driven by policy uncertainties before stabilizing through mid-year. The Federal Reserve initiated its first rate cut of 2025 in the third quarter, supporting a favorable environment for convertibles and their underlying equities. The Fund’s emphasis on convertibles with attractive structural risk-reward characteristics helped it navigate these market dynamics effectively. Global issuance is tracking toward $165 billion (US $92.4 billion), potentially the strongest year since 1998, energizing the market with expanded opportunities. Security selection and an average overweight allocation in information technology and consumer discretionary promoted relative performance. However, security selection within industrials and real estate detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
10/31/15	$1,000,000	$1,000,000
11/30/15	$1,001,996	$997,356
12/31/15	$991,062	$994,134
01/31/16	$924,070	$1,007,812
02/29/16	$917,164	$1,014,963
03/31/16	$959,184	$1,024,272
04/30/16	$968,194	$1,028,206
05/31/16	$989,679	$1,028,470
06/30/16	$980,555	$1,046,949
07/31/16	$1,023,856	$1,053,568
08/31/16	$1,025,951	$1,052,365
09/30/16	$1,039,739	$1,051,746
10/31/16	$1,016,414	$1,043,701
11/30/16	$1,032,671	$1,019,016
12/31/16	$1,038,140	$1,020,451
01/31/17	$1,066,023	$1,022,455
02/28/17	$1,081,753	$1,029,327
03/31/17	$1,094,329	$1,028,785
04/30/17	$1,107,999	$1,036,726
05/31/17	$1,122,389	$1,044,703
06/30/17	$1,131,716	$1,043,655
07/31/17	$1,146,892	$1,048,147
08/31/17	$1,152,674	$1,057,544
09/30/17	$1,164,566	$1,052,510
10/31/17	$1,190,622	$1,053,119
11/30/17	$1,192,070	$1,051,766
12/31/17	$1,189,916	$1,056,594
01/31/18	$1,225,200	$1,044,424
02/28/18	$1,217,693	$1,034,526
03/31/18	$1,222,280	$1,041,161
04/30/18	$1,222,280	$1,033,416
05/31/18	$1,256,965	$1,040,789
06/30/18	$1,265,366	$1,039,509
07/31/18	$1,266,123	$1,039,757
08/31/18	$1,312,315	$1,046,448
09/30/18	$1,303,556	$1,039,710
10/31/18	$1,235,068	$1,031,495
11/30/18	$1,249,527	$1,037,650
12/31/18	$1,198,486	$1,056,713
01/31/19	$1,272,131	$1,067,938
02/28/19	$1,308,954	$1,067,318
03/31/19	$1,302,419	$1,087,811
04/30/19	$1,337,620	$1,088,090
05/31/19	$1,294,499	$1,107,406
06/30/19	$1,346,362	$1,121,310
07/31/19	$1,374,577	$1,123,778
08/31/19	$1,355,179	$1,152,899
09/30/19	$1,344,735	$1,146,760
10/31/19	$1,362,452	$1,150,214
11/30/19	$1,403,201	$1,149,626
12/31/19	$1,432,245	$1,148,825
01/31/20	$1,466,939	$1,170,934
02/29/20	$1,415,342	$1,192,011
03/31/20	$1,257,002	$1,184,994
04/30/20	$1,424,304	$1,206,060
05/31/20	$1,555,819	$1,211,673
06/30/20	$1,638,504	$1,219,309
07/31/20	$1,744,156	$1,237,520
08/31/20	$1,850,703	$1,227,529
09/30/20	$1,812,477	$1,226,858
10/31/20	$1,797,239	$1,221,379
11/30/20	$2,018,644	$1,233,363
12/31/20	$2,130,749	$1,235,062
01/31/21	$2,150,932	$1,226,207
02/28/21	$2,239,353	$1,208,502
03/31/21	$2,163,427	$1,193,410
04/30/21	$2,220,131	$1,202,838
05/31/21	$2,179,765	$1,206,767
06/30/21	$2,220,131	$1,215,246
07/31/21	$2,212,442	$1,228,835
08/31/21	$2,251,847	$1,226,496
09/30/21	$2,224,275	$1,215,875
10/31/21	$2,289,639	$1,215,540
11/30/21	$2,229,081	$1,219,139
12/31/21	$2,247,002	$1,216,020
01/31/22	$2,082,588	$1,189,822
02/28/22	$2,072,521	$1,176,547
03/31/22	$2,085,943	$1,143,858
04/30/22	$1,936,068	$1,100,451
05/31/22	$1,870,079	$1,107,545
06/30/22	$1,744,804	$1,090,171
07/31/22	$1,851,194	$1,116,808
08/31/22	$1,850,075	$1,085,255
09/30/22	$1,727,835	$1,038,363
10/31/22	$1,783,897	$1,024,912
11/30/22	$1,830,989	$1,062,604
12/31/22	$1,774,562	$1,057,813
01/31/23	$1,859,226	$1,090,357
02/28/23	$1,823,103	$1,062,165
03/31/23	$1,832,161	$1,089,143
04/30/23	$1,800,513	$1,095,747
05/31/23	$1,809,556	$1,083,815
06/30/23	$1,903,541	$1,079,947
07/31/23	$1,956,795	$1,079,199
08/31/23	$1,895,609	$1,072,306
09/30/23	$1,852,796	$1,045,054
10/31/23	$1,765,325	$1,028,563
11/30/23	$1,870,972	$1,075,140
12/31/23	$1,968,396	$1,116,297
01/31/24	$1,949,881	$1,113,230
02/29/24	$1,975,340	$1,097,503
03/31/24	$2,018,809	$1,107,638
04/30/24	$1,962,023	$1,079,658
05/31/24	$1,989,837	$1,097,962
06/30/24	$2,034,893	$1,108,361
07/31/24	$2,045,352	$1,134,249
08/31/24	$2,067,433	$1,150,545
09/30/24	$2,113,883	$1,165,952
10/31/24	$2,130,197	$1,137,038
11/30/24	$2,264,209	$1,149,058
12/31/24	$2,164,217	$1,130,253
01/31/25	$2,242,016	$1,136,248
02/28/25	$2,171,290	$1,161,248
03/31/25	$2,087,373	$1,161,687
04/30/25	$2,122,812	$1,166,251
05/31/25	$2,203,141	$1,157,902
06/30/25	$2,331,458	$1,175,705
07/31/25	$2,376,476	$1,172,602
08/31/25	$2,410,831	$1,186,631
09/30/25	$2,543,915	$1,199,575
10/31/25	$2,648,378	$1,207,067

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class I	24.33	8.06	10.23
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 928,521,306
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 6,237,406
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$928,521,306	113	85%	$6,237,406

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.1
Communication Services	9.6
Financials	9.5
Industrials	9.1
Utilities	8.9
Consumer Discretionary	7.8
Health Care	5.7
Materials	3.5
Real Estate	2.2
Consumer Staples	2.0
Other	0.6
Energy	0.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Boeing Co., 6.000%, 10/15/27	2.8
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	2.4
Alibaba Group Holding Ltd., 0.500%, 06/01/31	2.2
Strategy, Inc., 0.000%, 03/01/30	2.2
Western Digital Corp., 3.000%, 11/15/28	2.2
MKS, Inc., 1.250%, 06/01/30	2.1
Bloom Energy Corp., 3.000%, 06/01/28	2.1
CyberArk Software Ltd., 0.000%, 06/15/30	2.0
DoorDash, Inc., 0.000%, 05/15/30	1.9
Seagate HDD Cayman, 3.500%, 06/01/28	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000064541
Shareholder Report [Line Items]
Fund Name	Calamos Evolving World Growth Fund
Class Name	Class A
Trading Symbol	CNWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$142	1.30%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund trailed the MSCI Emerging Markets Index but participated in most of the benchmark’s gains. The Fund’s ability to draw from a wide geographic and market-cap universe to identify companies rapidly compounding intrinsic value supported returns during a year marked by significant rotation and volatility. The Fund’s active risk management proved essential during April 2025’s tariff-driven market disruption, helping to provide resilience while positioning for the subsequent recovery in equities. Strong security selection in consumer staples and industrials—particularly in packaged foods, soft drinks, aerospace & defense, and construction machinery—drove relative performance. Conversely, holdings in financials and consumer discretionary detracted from returns. Geographically, favorable selection and an overweight stance in Korea and Singapore boosted returns, while relative security selection within China and India lagged.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	MSCI Emerging Markets Gross Total Return Index
10/31/15	$9,528	$10,000
11/30/15	$9,473	$9,611
12/31/15	$9,229	$9,402
01/31/16	$8,670	$8,793
02/29/16	$8,481	$8,779
03/31/16	$9,166	$9,943
04/30/16	$9,205	$9,999
05/31/16	$9,158	$9,628
06/30/16	$9,276	$10,023
07/31/16	$9,575	$10,533
08/31/16	$9,638	$10,798
09/30/16	$9,756	$10,940
10/31/16	$9,536	$10,967
11/30/16	$8,906	$10,463
12/31/16	$8,796	$10,493
01/31/17	$9,284	$11,068
02/28/17	$9,441	$11,408
03/31/17	$9,748	$11,698
04/30/17	$10,024	$11,957
05/31/17	$10,221	$12,313
06/30/17	$10,347	$12,445
07/31/17	$11,032	$13,197
08/31/17	$11,378	$13,496
09/30/17	$11,402	$13,446
10/31/17	$11,678	$13,918
11/30/17	$11,756	$13,947
12/31/17	$12,010	$14,455
01/31/18	$12,892	$15,660
02/28/18	$12,381	$14,940
03/31/18	$12,357	$14,666
04/30/18	$11,995	$14,604
05/31/18	$11,640	$14,090
06/30/18	$11,199	$13,514
07/31/18	$11,231	$13,823
08/31/18	$10,900	$13,453
09/30/18	$10,837	$13,386
10/31/18	$9,876	$12,222
11/30/18	$10,160	$12,726
12/31/18	$9,852	$12,397
01/31/19	$10,601	$13,483
02/28/19	$10,703	$13,515
03/31/19	$10,908	$13,631
04/30/19	$11,105	$13,920
05/31/19	$10,538	$12,915
06/30/19	$11,223	$13,731
07/31/19	$11,097	$13,575
08/31/19	$10,813	$12,917
09/30/19	$10,750	$13,168
10/31/19	$11,120	$13,724
11/30/19	$11,183	$13,706
12/31/19	$11,867	$14,738
01/31/20	$11,605	$14,051
02/29/20	$11,352	$13,311
03/31/20	$9,908	$11,264
04/30/20	$11,074	$12,298
05/31/20	$11,701	$12,395
06/30/20	$12,938	$13,313
07/31/20	$14,572	$14,514
08/31/20	$15,294	$14,839
09/30/20	$15,104	$14,604
10/31/20	$15,548	$14,907
11/30/20	$16,769	$16,287
12/31/20	$18,267	$17,492
01/31/21	$19,020	$18,033
02/28/21	$19,141	$18,172
03/31/21	$18,210	$17,902
04/30/21	$18,582	$18,350
05/31/21	$18,825	$18,780
06/30/21	$18,963	$18,818
07/31/21	$17,846	$17,563
08/31/21	$18,558	$18,028
09/30/21	$17,773	$17,318
10/31/21	$18,016	$17,491
11/30/21	$17,028	$16,780
12/31/21	$16,991	$17,103
01/31/22	$16,626	$16,780
02/28/22	$16,098	$16,281
03/31/22	$15,919	$15,919
04/30/22	$14,814	$15,036
05/31/22	$14,602	$15,106
06/30/22	$13,611	$14,114
07/31/22	$13,237	$14,092
08/31/22	$13,205	$14,156
09/30/22	$12,140	$12,503
10/31/22	$11,791	$12,117
11/30/22	$13,221	$13,916
12/31/22	$12,814	$13,728
01/31/23	$14,008	$14,813
02/28/23	$12,953	$13,853
03/31/23	$13,444	$14,279
04/30/23	$12,986	$14,120
05/31/23	$12,568	$13,887
06/30/23	$13,100	$14,427
07/31/23	$13,853	$15,335
08/31/23	$13,264	$14,395
09/30/23	$12,691	$14,024
10/31/23	$12,167	$13,481
11/30/23	$13,223	$14,562
12/31/23	$13,631	$15,137
01/31/24	$13,500	$14,435
02/29/24	$14,263	$15,125
03/31/24	$14,526	$15,506
04/30/24	$14,468	$15,578
05/31/24	$15,232	$15,671
06/30/24	$16,233	$16,299
07/31/24	$15,716	$16,359
08/31/24	$15,527	$16,629
09/30/24	$16,438	$17,746
10/31/24	$16,093	$16,979
11/30/24	$15,781	$16,370
12/31/24	$15,625	$16,355
01/31/25	$15,461	$16,651
02/28/25	$15,420	$16,735
03/31/25	$15,297	$16,847
04/30/25	$15,445	$17,073
05/31/25	$16,134	$17,809
06/30/25	$17,332	$18,902
07/31/25	$17,390	$19,283
08/31/25	$17,833	$19,566
09/30/25	$18,785	$20,971
10/31/25	$19,072	$21,849

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	18.51	4.17	7.19
Class A with sales charge	12.87	3.16	6.67
MSCI Emerging Markets Gross Total Return Index	28.69	7.95	8.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 397,885,417
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 4,269,508
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$397,885,417	102	171%	$4,269,508

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.9
Financials	15.1
Communication Services	14.3
Consumer Discretionary	12.5
Industrials	10.8
Materials	6.3
Consumer Staples	1.3
Energy	1.2
Health Care	1.2
Real Estate	0.8
Other	0.6

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Co. Ltd.	13.9
Goldman Sachs Finance Corp. International Ltd.(Tencent Holdings Ltd.), 0.000%, 03/15/27	4.5
Samsung Electronics Co. Ltd.	4.3
Alibaba Group Holding Ltd., 0.000%, 09/15/32	3.9
SK Hynix, Inc., 1.750%, 04/11/30	3.1
Alibaba Group Holding Ltd.	2.0
Tencent Holdings Ltd.	2.0
Amber Enterprises India Ltd.	1.9
Hanwha Aerospace Co. Ltd.	1.6
Eternal Ltd.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000064543
Shareholder Report [Line Items]
Fund Name	Calamos Evolving World Growth Fund
Class Name	Class C
Trading Symbol	CNWDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$223	2.05%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund trailed the MSCI Emerging Markets Index but participated in most of the benchmark’s gains. The Fund’s ability to draw from a wide geographic and market-cap universe to identify companies rapidly compounding intrinsic value supported returns during a year marked by significant rotation and volatility. The Fund’s active risk management proved essential during April 2025’s tariff-driven market disruption, helping to provide resilience while positioning for the subsequent recovery in equities. Strong security selection in consumer staples and industrials—particularly in packaged foods, soft drinks, aerospace & defense, and construction machinery—drove relative performance. Conversely, holdings in financials and consumer discretionary detracted from returns. Geographically, favorable selection and an overweight stance in Korea and Singapore boosted returns, while relative security selection within China and India lagged.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	MSCI Emerging Markets Gross Total Return Index
10/31/15	$10,000	$10,000
11/30/15	$9,931	$9,611
12/31/15	$9,673	$9,402
01/31/16	$9,079	$8,793
02/29/16	$8,881	$8,779
03/31/16	$9,587	$9,943
04/30/16	$9,621	$9,999
05/31/16	$9,570	$9,628
06/30/16	$9,682	$10,023
07/31/16	$9,991	$10,533
08/31/16	$10,052	$10,798
09/30/16	$10,172	$10,940
10/31/16	$9,940	$10,967
11/30/16	$9,269	$10,463
12/31/16	$9,148	$10,493
01/31/17	$9,656	$11,068
02/28/17	$9,811	$11,408
03/31/17	$10,129	$11,698
04/30/17	$10,404	$11,957
05/31/17	$10,602	$12,313
06/30/17	$10,723	$12,445
07/31/17	$11,420	$13,197
08/31/17	$11,781	$13,496
09/30/17	$11,790	$13,446
10/31/17	$12,074	$13,918
11/30/17	$12,151	$13,947
12/31/17	$12,401	$14,455
01/31/18	$13,305	$15,660
02/28/18	$12,762	$14,940
03/31/18	$12,737	$14,666
04/30/18	$12,358	$14,604
05/31/18	$11,988	$14,090
06/30/18	$11,523	$13,514
07/31/18	$11,540	$13,823
08/31/18	$11,205	$13,453
09/30/18	$11,136	$13,386
10/31/18	$10,138	$12,222
11/30/18	$10,422	$12,726
12/31/18	$10,095	$12,397
01/31/19	$10,861	$13,483
02/28/19	$10,955	$13,515
03/31/19	$11,162	$13,631
04/30/19	$11,351	$13,920
05/31/19	$10,766	$12,915
06/30/19	$11,463	$13,731
07/31/19	$11,325	$13,575
08/31/19	$11,033	$12,917
09/30/19	$10,955	$13,168
10/31/19	$11,325	$13,724
11/30/19	$11,386	$13,706
12/31/19	$12,074	$14,738
01/31/20	$11,799	$14,051
02/29/20	$11,532	$13,311
03/31/20	$10,060	$11,264
04/30/20	$11,231	$12,298
05/31/20	$11,867	$12,395
06/30/20	$13,115	$13,313
07/31/20	$14,759	$14,514
08/31/20	$15,482	$14,839
09/30/20	$15,275	$14,604
10/31/20	$15,714	$14,907
11/30/20	$16,936	$16,287
12/31/20	$18,440	$17,492
01/31/21	$19,188	$18,033
02/28/21	$19,302	$18,172
03/31/21	$18,352	$17,902
04/30/21	$18,713	$18,350
05/31/21	$18,950	$18,780
06/30/21	$19,073	$18,818
07/31/21	$17,939	$17,563
08/31/21	$18,642	$18,028
09/30/21	$17,842	$17,318
10/31/21	$18,079	$17,491
11/30/21	$17,076	$16,780
12/31/21	$17,024	$17,103
01/31/22	$16,654	$16,780
02/28/22	$16,109	$16,281
03/31/22	$15,924	$15,919
04/30/22	$14,815	$15,036
05/31/22	$14,587	$15,106
06/30/22	$13,592	$14,114
07/31/22	$13,205	$14,092
08/31/22	$13,161	$14,156
09/30/22	$12,097	$12,503
10/31/22	$11,745	$12,117
11/30/22	$13,161	$13,916
12/31/22	$12,748	$13,728
01/31/23	$13,927	$14,813
02/28/23	$12,862	$13,853
03/31/23	$13,346	$14,279
04/30/23	$12,889	$14,120
05/31/23	$12,458	$13,887
06/30/23	$12,977	$14,427
07/31/23	$13,724	$15,335
08/31/23	$13,126	$14,395
09/30/23	$12,554	$14,024
10/31/23	$12,026	$13,481
11/30/23	$13,065	$14,562
12/31/23	$13,461	$15,137
01/31/24	$13,320	$14,435
02/29/24	$14,059	$15,125
03/31/24	$14,314	$15,506
04/30/24	$14,244	$15,578
05/31/24	$14,983	$15,671
06/30/24	$15,968	$16,299
07/31/24	$15,449	$16,359
08/31/24	$15,255	$16,629
09/30/24	$16,135	$17,746
10/31/24	$15,783	$16,979
11/30/24	$15,466	$16,370
12/31/24	$15,308	$16,355
01/31/25	$15,132	$16,651
02/28/25	$15,097	$16,735
03/31/25	$14,956	$16,847
04/30/25	$15,097	$17,073
05/31/25	$15,757	$17,809
06/30/25	$16,918	$18,902
07/31/25	$16,962	$19,283
08/31/25	$17,384	$19,566
09/30/25	$18,299	$20,971
10/31/25	$18,563	$21,849

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	17.61	3.39	6.38
Class C with sales charge	16.61	3.39	6.38
MSCI Emerging Markets Gross Total Return Index	28.69	7.95	8.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 397,885,417
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 4,269,508
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$397,885,417	102	171%	$4,269,508

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.9
Financials	15.1
Communication Services	14.3
Consumer Discretionary	12.5
Industrials	10.8
Materials	6.3
Consumer Staples	1.3
Energy	1.2
Health Care	1.2
Real Estate	0.8
Other	0.6

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Co. Ltd.	13.9
Goldman Sachs Finance Corp. International Ltd.(Tencent Holdings Ltd.), 0.000%, 03/15/27	4.5
Samsung Electronics Co. Ltd.	4.3
Alibaba Group Holding Ltd., 0.000%, 09/15/32	3.9
SK Hynix, Inc., 1.750%, 04/11/30	3.1
Alibaba Group Holding Ltd.	2.0
Tencent Holdings Ltd.	2.0
Amber Enterprises India Ltd.	1.9
Hanwha Aerospace Co. Ltd.	1.6
Eternal Ltd.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000064544
Shareholder Report [Line Items]
Fund Name	Calamos Evolving World Growth Fund
Class Name	Class I
Trading Symbol	CNWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Evolving World Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$115	1.05%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund trailed the MSCI Emerging Markets Index but participated in most of the benchmark’s gains. The Fund’s ability to draw from a wide geographic and market-cap universe to identify companies rapidly compounding intrinsic value supported returns during a year marked by significant rotation and volatility. The Fund’s active risk management proved essential during April 2025’s tariff-driven market disruption, helping to provide resilience while positioning for the subsequent recovery in equities. Strong security selection in consumer staples and industrials—particularly in packaged foods, soft drinks, aerospace & defense, and construction machinery—drove relative performance. Conversely, holdings in financials and consumer discretionary detracted from returns. Geographically, favorable selection and an overweight stance in Korea and Singapore boosted returns, while relative security selection within China and India lagged.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Gross Total Return Index
10/31/15	$1,000,000	$1,000,001
11/30/15	$994,258	$961,059
12/31/15	$969,222	$940,184
01/31/16	$910,756	$879,244
02/29/16	$890,993	$877,897
03/31/16	$962,634	$994,286
04/30/16	$967,575	$999,892
05/31/16	$962,634	$962,790
06/30/16	$974,986	$1,002,213
07/31/16	$1,007,102	$1,053,226
08/31/16	$1,013,689	$1,079,753
09/30/16	$1,026,865	$1,093,956
10/31/16	$1,003,808	$1,096,661
11/30/16	$937,107	$1,046,245
12/31/16	$925,578	$1,049,283
01/31/17	$978,280	$1,106,755
02/28/17	$994,750	$1,140,716
03/31/17	$1,027,688	$1,169,799
04/30/17	$1,055,686	$1,195,655
05/31/17	$1,077,096	$1,231,249
06/30/17	$1,090,272	$1,244,478
07/31/17	$1,162,737	$1,319,662
08/31/17	$1,200,617	$1,349,593
09/30/17	$1,202,264	$1,344,532
10/31/17	$1,231,908	$1,391,751
11/30/17	$1,240,967	$1,394,622
12/31/17	$1,267,789	$1,445,406
01/31/18	$1,361,240	$1,565,985
02/28/18	$1,307,485	$1,493,983
03/31/18	$1,305,004	$1,466,591
04/30/18	$1,266,962	$1,460,377
05/31/18	$1,230,574	$1,408,975
06/30/18	$1,184,262	$1,351,376
07/31/18	$1,186,743	$1,382,253
08/31/18	$1,152,836	$1,345,283
09/30/18	$1,146,220	$1,338,588
10/31/18	$1,044,499	$1,222,130
11/30/18	$1,075,098	$1,272,587
12/31/18	$1,042,845	$1,239,641
01/31/19	$1,122,237	$1,348,275
02/28/19	$1,132,988	$1,351,428
03/31/19	$1,155,317	$1,363,034
04/30/19	$1,175,992	$1,391,986
05/31/19	$1,116,448	$1,291,422
06/30/19	$1,189,224	$1,373,071
07/31/19	$1,175,992	$1,357,417
08/31/19	$1,146,220	$1,291,622
09/30/19	$1,139,604	$1,316,705
10/31/19	$1,179,300	$1,372,366
11/30/19	$1,186,743	$1,370,566
12/31/19	$1,259,311	$1,473,721
01/31/20	$1,231,735	$1,405,083
02/29/20	$1,204,994	$1,331,068
03/31/20	$1,052,072	$1,126,386
04/30/20	$1,175,747	$1,229,753
05/31/20	$1,243,434	$1,239,463
06/30/20	$1,374,629	$1,331,212
07/31/20	$1,548,443	$1,451,361
08/31/20	$1,625,322	$1,483,803
09/30/20	$1,605,266	$1,460,349
10/31/20	$1,652,898	$1,490,664
11/30/20	$1,782,422	$1,628,622
12/31/20	$1,942,423	$1,749,121
01/31/21	$2,022,611	$1,803,201
02/28/21	$2,037,113	$1,817,095
03/31/21	$1,938,158	$1,790,098
04/30/21	$1,977,399	$1,834,909
05/31/21	$2,004,697	$1,877,886
06/30/21	$2,019,199	$1,881,755
07/31/21	$1,901,476	$1,756,217
08/31/21	$1,976,546	$1,802,742
09/30/21	$1,893,799	$1,731,731
10/31/21	$1,920,244	$1,749,070
11/30/21	$1,815,317	$1,677,933
12/31/21	$1,811,297	$1,710,231
01/31/22	$1,773,507	$1,677,984
02/28/22	$1,716,824	$1,628,032
03/31/22	$1,697,929	$1,591,824
04/30/22	$1,581,127	$1,503,520
05/31/22	$1,558,797	$1,510,513
06/30/22	$1,453,160	$1,411,388
07/31/22	$1,412,794	$1,409,101
08/31/22	$1,410,218	$1,415,509
09/30/22	$1,296,851	$1,250,273
10/31/22	$1,259,920	$1,211,618
11/30/22	$1,412,794	$1,391,510
12/31/22	$1,370,045	$1,372,704
01/31/23	$1,497,511	$1,481,224
02/28/23	$1,384,786	$1,385,291
03/31/23	$1,437,680	$1,427,844
04/30/23	$1,389,122	$1,411,932
05/31/23	$1,344,899	$1,388,627
06/30/23	$1,401,261	$1,442,666
07/31/23	$1,482,770	$1,533,457
08/31/23	$1,420,338	$1,439,439
09/30/23	$1,358,773	$1,402,377
10/31/23	$1,303,277	$1,348,040
11/30/23	$1,416,869	$1,456,153
12/31/23	$1,460,336	$1,513,614
01/31/24	$1,447,258	$1,443,469
02/29/24	$1,528,339	$1,512,393
03/31/24	$1,557,110	$1,550,521
04/30/24	$1,551,879	$1,557,789
05/31/24	$1,633,832	$1,567,046
06/30/24	$1,741,941	$1,629,849
07/31/24	$1,687,015	$1,635,839
08/31/24	$1,666,962	$1,662,795
09/30/24	$1,764,609	$1,774,530
10/31/24	$1,727,991	$1,697,811
11/30/24	$1,694,861	$1,636,968
12/31/24	$1,679,168	$1,635,466
01/31/25	$1,660,859	$1,665,025
02/28/25	$1,657,372	$1,673,399
03/31/25	$1,644,294	$1,684,627
04/30/25	$1,660,859	$1,707,274
05/31/25	$1,734,966	$1,780,795
06/30/25	$1,864,870	$1,890,112
07/31/25	$1,870,973	$1,928,211
08/31/25	$1,918,925	$1,956,492
09/30/25	$2,021,802	$2,097,018
10/31/25	$2,053,188	$2,184,851

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class I	18.82	4.43	7.46
MSCI Emerging Markets Gross Total Return Index	28.69	7.95	8.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 397,885,417
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 4,269,508
InvestmentCompanyPortfolioTurnover	171.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$397,885,417	102	171%	$4,269,508

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.9
Financials	15.1
Communication Services	14.3
Consumer Discretionary	12.5
Industrials	10.8
Materials	6.3
Consumer Staples	1.3
Energy	1.2
Health Care	1.2
Real Estate	0.8
Other	0.6

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Co. Ltd.	13.9
Goldman Sachs Finance Corp. International Ltd.(Tencent Holdings Ltd.), 0.000%, 03/15/27	4.5
Samsung Electronics Co. Ltd.	4.3
Alibaba Group Holding Ltd., 0.000%, 09/15/32	3.9
SK Hynix, Inc., 1.750%, 04/11/30	3.1
Alibaba Group Holding Ltd.	2.0
Tencent Holdings Ltd.	2.0
Amber Enterprises India Ltd.	1.9
Hanwha Aerospace Co. Ltd.	1.6
Eternal Ltd.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150496
Shareholder Report [Line Items]
Fund Name	Calamos Global Convertible Fund
Class Name	Class A
Trading Symbol	CAGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$147	1.33%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025, the Fund trailed the FTSE Global Convertible Index but captured most of the benchmark's strong gains during a year of extraordinary volatility. Dramatic market swings—from April's tariff-driven turmoil to subsequent rallies as trade tensions eased and the Federal Reserve cut rates—tested positioning. The Fund's emphasis on total-return convertibles managed downside risk during April's sell-off while positioning for upside as equity leadership broadened beyond mega-caps. An underweight to convertibles with high equity sensitivity (those with a delta exceeding 80%) held back performance as these securities returned over 70%. The Fund benefited from favorable selection in financials, consumer discretionary, and Japan, while an underweight in industrials and lagging selection in Europe, Emerging Asia, and the United States detracted. Global convertible issuance is tracking toward $165 billion, the strongest year since 1998.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$9,521	$9,999
11/30/15	$9,454	$9,973
12/31/15	$9,380	$9,941
01/31/16	$8,898	$10,078
02/29/16	$8,850	$10,149
03/31/16	$9,302	$10,242
04/30/16	$9,389	$10,282
05/31/16	$9,466	$10,284
06/30/16	$9,351	$10,469
07/31/16	$9,700	$10,535
08/31/16	$9,758	$10,523
09/30/16	$9,846	$10,517
10/31/16	$9,641	$10,436
11/30/16	$9,651	$10,190
12/31/16	$9,715	$10,204
01/31/17	$9,932	$10,224
02/28/17	$10,000	$10,293
03/31/17	$10,120	$10,287
04/30/17	$10,336	$10,367
05/31/17	$10,571	$10,447
06/30/17	$10,590	$10,436
07/31/17	$10,757	$10,481
08/31/17	$10,796	$10,575
09/30/17	$10,927	$10,525
10/31/17	$11,074	$10,531
11/30/17	$11,133	$10,517
12/31/17	$11,086	$10,565
01/31/18	$11,421	$10,444
02/28/18	$11,310	$10,345
03/31/18	$11,280	$10,411
04/30/18	$11,311	$10,334
05/31/18	$11,392	$10,407
06/30/18	$11,367	$10,395
07/31/18	$11,367	$10,397
08/31/18	$11,551	$10,464
09/30/18	$11,494	$10,397
10/31/18	$11,064	$10,314
11/30/18	$11,105	$10,376
12/31/18	$10,755	$10,567
01/31/19	$11,270	$10,679
02/28/19	$11,517	$10,673
03/31/19	$11,450	$10,878
04/30/19	$11,707	$10,880
05/31/19	$11,353	$11,073
06/30/19	$11,728	$11,213
07/31/19	$11,836	$11,237
08/31/19	$11,804	$11,528
09/30/19	$11,745	$11,467
10/31/19	$11,939	$11,502
11/30/19	$12,111	$11,496
12/31/19	$12,357	$11,488
01/31/20	$12,652	$11,709
02/29/20	$12,455	$11,920
03/31/20	$11,371	$11,849
04/30/20	$12,411	$12,060
05/31/20	$13,014	$12,116
06/30/20	$13,588	$12,192
07/31/20	$14,192	$12,375
08/31/20	$14,993	$12,275
09/30/20	$14,751	$12,268
10/31/20	$14,795	$12,213
11/30/20	$16,211	$12,333
12/31/20	$17,069	$12,350
01/31/21	$17,152	$12,261
02/28/21	$17,768	$12,084
03/31/21	$17,147	$11,934
04/30/21	$17,443	$12,028
05/31/21	$17,254	$12,067
06/30/21	$17,574	$12,152
07/31/21	$17,420	$12,288
08/31/21	$17,692	$12,264
09/30/21	$17,313	$12,158
10/31/21	$17,586	$12,155
11/30/21	$17,076	$12,191
12/31/21	$16,991	$12,160
01/31/22	$16,027	$11,898
02/28/22	$15,768	$11,765
03/31/22	$15,687	$11,438
04/30/22	$14,614	$11,004
05/31/22	$14,111	$11,075
06/30/22	$13,188	$10,901
07/31/22	$13,690	$11,168
08/31/22	$13,609	$10,852
09/30/22	$12,835	$10,383
10/31/22	$13,011	$10,249
11/30/22	$13,419	$10,626
12/31/22	$13,215	$10,578
01/31/23	$14,044	$10,903
02/28/23	$13,731	$10,621
03/31/23	$13,881	$10,891
04/30/23	$13,772	$10,957
05/31/23	$13,799	$10,838
06/30/23	$14,390	$10,799
07/31/23	$14,811	$10,791
08/31/23	$14,458	$10,723
09/30/23	$14,205	$10,450
10/31/23	$13,633	$10,285
11/30/23	$14,342	$10,751
12/31/23	$14,955	$11,162
01/31/24	$14,914	$11,132
02/29/24	$15,241	$10,974
03/31/24	$15,622	$11,076
04/30/24	$15,159	$10,796
05/31/24	$15,404	$10,979
06/30/24	$15,486	$11,083
07/31/24	$15,813	$11,342
08/31/24	$15,976	$11,505
09/30/24	$16,521	$11,659
10/31/24	$16,344	$11,370
11/30/24	$16,916	$11,490
12/31/24	$16,562	$11,302
01/31/25	$17,066	$11,362
02/28/25	$17,011	$11,612
03/31/25	$16,848	$11,616
04/30/25	$16,984	$11,662
05/31/25	$17,474	$11,578
06/30/25	$18,046	$11,756
07/31/25	$18,250	$11,725
08/31/25	$18,795	$11,866
09/30/25	$19,641	$11,995
10/31/25	$19,804	$12,070

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	21.17	6.01	7.60
Class A with sales charge	18.41	5.52	7.07
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 159,071,871
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,188,784
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$159,071,871	106	52%	$1,188,784

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.3
Consumer Discretionary	16.2
Communication Services	13.8
Industrials	9.0
Utilities	5.7
Financials	5.0
Health Care	4.9
Materials	4.7
Consumer Staples	3.7
Energy	3.4
Real Estate	0.8
Other	0.7

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Alibaba Group Holding Ltd., 0.500%, 06/01/31	3.8
JD.com, Inc., 0.250%, 06/01/29	3.5
Boeing Co., 6.000%, 10/15/27	3.1
Strategy, Inc., 0.000%, 12/01/29	2.5
Lumentum Holdings, Inc., 1.500%, 12/15/29	2.2
Duke Energy Corp., 4.125%, 04/15/26	2.0
Trip.com Group Ltd., 0.750%, 06/15/29	1.9
DoorDash, Inc., 0.000%, 05/15/30	1.9
Sanrio Co. Ltd., 0.000%, 12/14/28	1.8
SK Hynix, Inc., 1.750%, 04/11/30	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150497
Shareholder Report [Line Items]
Fund Name	Calamos Global Convertible Fund
Class Name	Class C
Trading Symbol	CCGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$229	2.08%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.08%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025, the Fund trailed the FTSE Global Convertible Index but captured most of the benchmark's strong gains during a year of extraordinary volatility. Dramatic market swings—from April's tariff-driven turmoil to subsequent rallies as trade tensions eased and the Federal Reserve cut rates—tested positioning. The Fund's emphasis on total-return convertibles managed downside risk during April's sell-off while positioning for upside as equity leadership broadened beyond mega-caps. An underweight to convertibles with high equity sensitivity (those with a delta exceeding 80%) held back performance as these securities returned over 70%. The Fund benefited from favorable selection in financials, consumer discretionary, and Japan, while an underweight in industrials and lagging selection in Europe, Emerging Asia, and the United States detracted. Global convertible issuance is tracking toward $165 billion, the strongest year since 1998.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$10,000	$9,999
11/30/15	$9,919	$9,973
12/31/15	$9,832	$9,941
01/31/16	$9,325	$10,078
02/29/16	$9,264	$10,149
03/31/16	$9,732	$10,242
04/30/16	$9,813	$10,282
05/31/16	$9,894	$10,284
06/30/16	$9,776	$10,469
07/31/16	$10,131	$10,535
08/31/16	$10,172	$10,523
09/30/16	$10,264	$10,517
10/31/16	$10,050	$10,436
11/30/16	$10,050	$10,190
12/31/16	$10,108	$10,204
01/31/17	$10,333	$10,224
02/28/17	$10,395	$10,293
03/31/17	$10,508	$10,287
04/30/17	$10,723	$10,367
05/31/17	$10,969	$10,447
06/30/17	$10,978	$10,436
07/31/17	$11,143	$10,481
08/31/17	$11,174	$10,575
09/30/17	$11,307	$10,525
10/31/17	$11,451	$10,531
11/30/17	$11,503	$10,517
12/31/17	$11,452	$10,565
01/31/18	$11,791	$10,444
02/28/18	$11,664	$10,345
03/31/18	$11,625	$10,411
04/30/18	$11,657	$10,334
05/31/18	$11,731	$10,407
06/30/18	$11,700	$10,395
07/31/18	$11,689	$10,397
08/31/18	$11,869	$10,464
09/30/18	$11,799	$10,397
10/31/18	$11,363	$10,314
11/30/18	$11,395	$10,376
12/31/18	$11,021	$10,567
01/31/19	$11,554	$10,679
02/28/19	$11,787	$10,673
03/31/19	$11,720	$10,878
04/30/19	$11,976	$10,880
05/31/19	$11,598	$11,073
06/30/19	$11,976	$11,213
07/31/19	$12,076	$11,237
08/31/19	$12,043	$11,528
09/30/19	$11,971	$11,467
10/31/19	$12,160	$11,502
11/30/19	$12,327	$11,496
12/31/19	$12,569	$11,488
01/31/20	$12,862	$11,709
02/29/20	$12,659	$11,920
03/31/20	$11,552	$11,849
04/30/20	$12,591	$12,060
05/31/20	$13,201	$12,116
06/30/20	$13,770	$12,192
07/31/20	$14,380	$12,375
08/31/20	$15,182	$12,275
09/30/20	$14,922	$12,268
10/31/20	$14,968	$12,213
11/30/20	$16,380	$12,333
12/31/20	$17,239	$12,350
01/31/21	$17,312	$12,261
02/28/21	$17,922	$12,084
03/31/21	$17,288	$11,934
04/30/21	$17,581	$12,028
05/31/21	$17,373	$12,067
06/30/21	$17,690	$12,152
07/31/21	$17,520	$12,288
08/31/21	$17,776	$12,264
09/30/21	$17,385	$12,158
10/31/21	$17,654	$12,155
11/30/21	$17,129	$12,191
12/31/21	$17,034	$12,160
01/31/22	$16,051	$11,898
02/28/22	$15,798	$11,765
03/31/22	$15,700	$11,438
04/30/22	$14,618	$11,004
05/31/22	$14,113	$11,075
06/30/22	$13,172	$10,901
07/31/22	$13,663	$11,168
08/31/22	$13,565	$10,852
09/30/22	$12,793	$10,383
10/31/22	$12,961	$10,249
11/30/22	$13,354	$10,626
12/31/22	$13,144	$10,578
01/31/23	$13,958	$10,903
02/28/23	$13,649	$10,621
03/31/23	$13,790	$10,891
04/30/23	$13,677	$10,957
05/31/23	$13,677	$10,838
06/30/23	$14,267	$10,799
07/31/23	$14,674	$10,791
08/31/23	$14,309	$10,723
09/30/23	$14,043	$10,450
10/31/23	$13,481	$10,285
11/30/23	$14,183	$10,751
12/31/23	$14,759	$11,162
01/31/24	$14,717	$11,132
02/29/24	$15,040	$10,974
03/31/24	$15,391	$11,076
04/30/24	$14,927	$10,796
05/31/24	$15,166	$10,979
06/30/24	$15,236	$11,083
07/31/24	$15,545	$11,342
08/31/24	$15,700	$11,505
09/30/24	$16,219	$11,659
10/31/24	$16,037	$11,370
11/30/24	$16,598	$11,490
12/31/24	$16,219	$11,302
01/31/25	$16,725	$11,362
02/28/25	$16,654	$11,612
03/31/25	$16,472	$11,616
04/30/25	$16,612	$11,662
05/31/25	$17,076	$11,578
06/30/25	$17,609	$11,756
07/31/25	$17,806	$11,725
08/31/25	$18,340	$11,866
09/30/25	$19,140	$11,995
10/31/25	$19,294	$12,070

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	20.32	5.21	6.79
Class C with sales charge	19.32	5.21	6.79
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 159,071,871
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,188,784
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$159,071,871	106	52%	$1,188,784

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.3
Consumer Discretionary	16.2
Communication Services	13.8
Industrials	9.0
Utilities	5.7
Financials	5.0
Health Care	4.9
Materials	4.7
Consumer Staples	3.7
Energy	3.4
Real Estate	0.8
Other	0.7

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Alibaba Group Holding Ltd., 0.500%, 06/01/31	3.8
JD.com, Inc., 0.250%, 06/01/29	3.5
Boeing Co., 6.000%, 10/15/27	3.1
Strategy, Inc., 0.000%, 12/01/29	2.5
Lumentum Holdings, Inc., 1.500%, 12/15/29	2.2
Duke Energy Corp., 4.125%, 04/15/26	2.0
Trip.com Group Ltd., 0.750%, 06/15/29	1.9
DoorDash, Inc., 0.000%, 05/15/30	1.9
Sanrio Co. Ltd., 0.000%, 12/14/28	1.8
SK Hynix, Inc., 1.750%, 04/11/30	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150498
Shareholder Report [Line Items]
Fund Name	Calamos Global Convertible Fund
Class Name	Class I
Trading Symbol	CXGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Convertible Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$120	1.08%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025, the Fund trailed the FTSE Global Convertible Index but captured most of the benchmark's strong gains during a year of extraordinary volatility. Dramatic market swings—from April's tariff-driven turmoil to subsequent rallies as trade tensions eased and the Federal Reserve cut rates—tested positioning. The Fund's emphasis on total-return convertibles managed downside risk during April's sell-off while positioning for upside as equity leadership broadened beyond mega-caps. An underweight to convertibles with high equity sensitivity (those with a delta exceeding 80%) held back performance as these securities returned over 70%. The Fund benefited from favorable selection in financials, consumer discretionary, and Japan, while an underweight in industrials and lagging selection in Europe, Emerging Asia, and the United States detracted. Global convertible issuance is tracking toward $165 billion, the strongest year since 1998.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
10/31/15	$1,000,000	$1,000,000
11/30/15	$992,965	$997,356
12/31/15	$985,660	$994,134
01/31/16	$935,166	$1,007,812
02/29/16	$930,116	$1,014,963
03/31/16	$977,005	$1,024,272
04/30/16	$987,151	$1,028,206
05/31/16	$995,267	$1,028,470
06/30/16	$983,812	$1,046,949
07/31/16	$1,020,438	$1,053,568
08/31/16	$1,026,543	$1,052,365
09/30/16	$1,036,449	$1,051,746
10/31/16	$1,015,966	$1,043,701
11/30/16	$1,015,966	$1,019,016
12/31/16	$1,022,327	$1,020,451
01/31/17	$1,046,079	$1,022,455
02/28/17	$1,054,340	$1,029,327
03/31/17	$1,066,428	$1,028,785
04/30/17	$1,089,162	$1,036,726
05/31/17	$1,113,963	$1,044,703
06/30/17	$1,116,414	$1,043,655
07/31/17	$1,135,090	$1,048,147
08/31/17	$1,138,203	$1,057,544
09/30/17	$1,152,547	$1,052,510
10/31/17	$1,168,136	$1,053,119
11/30/17	$1,175,411	$1,051,766
12/31/17	$1,170,041	$1,056,594
01/31/18	$1,205,464	$1,044,424
02/28/18	$1,194,730	$1,034,526
03/31/18	$1,191,228	$1,041,161
04/30/18	$1,195,532	$1,033,416
05/31/18	$1,204,141	$1,040,789
06/30/18	$1,201,117	$1,039,509
07/31/18	$1,201,117	$1,039,757
08/31/18	$1,221,603	$1,046,448
09/30/18	$1,215,350	$1,039,710
10/31/18	$1,170,978	$1,031,495
11/30/18	$1,175,307	$1,037,650
12/31/18	$1,138,113	$1,056,713
01/31/19	$1,193,713	$1,067,938
02/28/19	$1,219,812	$1,067,318
03/31/19	$1,212,241	$1,087,811
04/30/19	$1,240,644	$1,088,090
05/31/19	$1,203,152	$1,107,406
06/30/19	$1,242,599	$1,121,310
07/31/19	$1,253,978	$1,123,778
08/31/19	$1,251,703	$1,152,899
09/30/19	$1,245,119	$1,146,760
10/31/19	$1,265,681	$1,150,214
11/30/19	$1,283,958	$1,149,626
12/31/19	$1,310,884	$1,148,825
01/31/20	$1,342,261	$1,170,934
02/29/20	$1,322,505	$1,192,011
03/31/20	$1,207,136	$1,184,994
04/30/20	$1,317,616	$1,206,060
05/31/20	$1,382,741	$1,211,673
06/30/20	$1,443,298	$1,219,309
07/31/20	$1,508,584	$1,237,520
08/31/20	$1,593,690	$1,227,529
09/30/20	$1,568,212	$1,226,858
10/31/20	$1,574,042	$1,221,379
11/30/20	$1,724,450	$1,233,363
12/31/20	$1,816,192	$1,235,062
01/31/21	$1,825,003	$1,226,207
02/28/21	$1,890,451	$1,208,502
03/31/21	$1,825,514	$1,193,410
04/30/21	$1,857,010	$1,202,838
05/31/21	$1,838,113	$1,206,767
06/30/21	$1,872,128	$1,215,246
07/31/21	$1,855,750	$1,228,835
08/31/21	$1,884,727	$1,226,496
09/30/21	$1,844,237	$1,215,875
10/31/21	$1,874,491	$1,215,540
11/30/21	$1,820,286	$1,219,139
12/31/21	$1,812,069	$1,216,020
01/31/22	$1,709,226	$1,189,822
02/28/22	$1,683,153	$1,176,547
03/31/22	$1,674,462	$1,143,858
04/30/22	$1,560,031	$1,100,451
05/31/22	$1,507,885	$1,107,545
06/30/22	$1,407,939	$1,090,171
07/31/22	$1,461,533	$1,116,808
08/31/22	$1,452,842	$1,085,255
09/30/22	$1,370,278	$1,038,363
10/31/22	$1,390,557	$1,024,912
11/30/22	$1,434,012	$1,062,604
12/31/22	$1,412,284	$1,057,813
01/31/23	$1,500,642	$1,090,357
02/28/23	$1,468,776	$1,062,165
03/31/23	$1,484,709	$1,089,143
04/30/23	$1,474,570	$1,095,747
05/31/23	$1,476,018	$1,083,815
06/30/23	$1,539,943	$1,079,947
07/31/23	$1,586,388	$1,079,199
08/31/23	$1,548,652	$1,072,306
09/30/23	$1,521,236	$1,045,054
10/31/23	$1,460,153	$1,028,563
11/30/23	$1,537,233	$1,075,140
12/31/23	$1,602,678	$1,116,297
01/31/24	$1,598,315	$1,113,230
02/29/24	$1,634,674	$1,097,503
03/31/24	$1,673,941	$1,107,638
04/30/24	$1,624,493	$1,079,658
05/31/24	$1,653,580	$1,097,962
06/30/24	$1,662,306	$1,108,361
07/31/24	$1,697,210	$1,134,249
08/31/24	$1,714,662	$1,150,545
09/30/24	$1,774,290	$1,165,952
10/31/24	$1,755,384	$1,137,038
11/30/24	$1,817,920	$1,149,058
12/31/24	$1,778,653	$1,130,253
01/31/25	$1,833,918	$1,136,248
02/28/25	$1,829,555	$1,161,248
03/31/25	$1,810,648	$1,161,687
04/30/25	$1,826,646	$1,166,251
05/31/25	$1,880,457	$1,157,902
06/30/25	$1,940,834	$1,175,705
07/31/25	$1,962,657	$1,172,602
08/31/25	$2,023,763	$1,186,631
09/30/25	$2,113,933	$1,199,575
10/31/25	$2,132,873	$1,207,067

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class I	21.50	6.26	7.87
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 159,071,871
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,188,784
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$159,071,871	106	52%	$1,188,784

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	27.3
Consumer Discretionary	16.2
Communication Services	13.8
Industrials	9.0
Utilities	5.7
Financials	5.0
Health Care	4.9
Materials	4.7
Consumer Staples	3.7
Energy	3.4
Real Estate	0.8
Other	0.7

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Alibaba Group Holding Ltd., 0.500%, 06/01/31	3.8
JD.com, Inc., 0.250%, 06/01/29	3.5
Boeing Co., 6.000%, 10/15/27	3.1
Strategy, Inc., 0.000%, 12/01/29	2.5
Lumentum Holdings, Inc., 1.500%, 12/15/29	2.2
Duke Energy Corp., 4.125%, 04/15/26	2.0
Trip.com Group Ltd., 0.750%, 06/15/29	1.9
DoorDash, Inc., 0.000%, 05/15/30	1.9
Sanrio Co. Ltd., 0.000%, 12/14/28	1.8
SK Hynix, Inc., 1.750%, 04/11/30	1.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000043702
Shareholder Report [Line Items]
Fund Name	Calamos Global Equity Fund
Class Name	Class A
Trading Symbol	CAGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$158	1.40%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund outperformed the MSCI World Index as markets rewarded companies demonstrating resilience amid shifting policy dynamics and evolving international opportunities. The Fund’s ability to draw from a diverse geographic and market-cap universe enabled it to capitalize on both established growth leaders and emerging regional opportunities catalyzed by fiscal stimulus and monetary easing. The Fund navigated April’s tariff-driven volatility through disciplined portfolio management and benefited from exposure to secular themes, including artificial intelligence, defense modernization, and evolving supply chains. Selection in information technology and industrials, particularly application software, IT consulting services, and aerospace & defense, bolstered relative performance. Geographically, strong selection in the United States and Europe drove outperformance, while positions in Canada and Emerging Asia detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	MSCI ACWI Gross Total Return Index
10/31/15	$9,523	$10,000
11/30/15	$9,560	$9,922
12/31/15	$9,347	$9,747
01/31/16	$8,684	$9,161
02/29/16	$8,345	$9,103
03/31/16	$8,956	$9,784
04/30/16	$8,897	$9,934
05/31/16	$9,126	$9,955
06/30/16	$8,941	$9,900
07/31/16	$9,494	$10,330
08/31/16	$9,450	$10,370
09/30/16	$9,685	$10,438
10/31/16	$9,383	$10,263
11/30/16	$9,221	$10,346
12/31/16	$9,251	$10,574
01/31/17	$9,621	$10,865
02/28/17	$9,860	$11,175
03/31/17	$10,068	$11,319
04/30/17	$10,354	$11,501
05/31/17	$10,631	$11,765
06/30/17	$10,724	$11,823
07/31/17	$11,186	$12,158
08/31/17	$11,394	$12,210
09/30/17	$11,633	$12,451
10/31/17	$12,050	$12,712
11/30/17	$12,250	$12,964
12/31/17	$12,435	$13,178
01/31/18	$13,305	$13,924
02/28/18	$12,773	$13,344
03/31/18	$12,570	$13,067
04/30/18	$12,460	$13,199
05/31/18	$12,680	$13,227
06/30/18	$12,418	$13,160
07/31/18	$12,578	$13,561
08/31/18	$12,950	$13,674
09/30/18	$12,882	$13,739
10/31/18	$11,497	$12,713
11/30/18	$11,438	$12,905
12/31/18	$10,511	$12,001
01/31/19	$11,524	$12,952
02/28/19	$11,807	$13,304
03/31/19	$12,156	$13,480
04/30/19	$12,668	$13,942
05/31/19	$12,003	$13,127
06/30/19	$12,744	$13,993
07/31/19	$12,766	$14,038
08/31/19	$12,591	$13,712
09/30/19	$12,384	$14,007
10/31/19	$12,678	$14,394
11/30/19	$13,201	$14,751
12/31/19	$13,568	$15,277
01/31/20	$13,580	$15,112
02/29/20	$12,887	$13,897
03/31/20	$11,220	$12,029
04/30/20	$12,734	$13,324
05/31/20	$13,932	$13,912
06/30/20	$14,753	$14,362
07/31/20	$15,974	$15,127
08/31/20	$17,042	$16,059
09/30/20	$16,725	$15,547
10/31/20	$16,490	$15,173
11/30/20	$18,427	$17,049
12/31/20	$19,531	$17,847
01/31/21	$19,632	$17,770
02/28/21	$20,510	$18,187
03/31/21	$20,271	$18,682
04/30/21	$21,200	$19,507
05/31/21	$21,375	$19,821
06/30/21	$21,639	$20,089
07/31/21	$21,789	$20,233
08/31/21	$22,717	$20,746
09/30/21	$21,777	$19,898
10/31/21	$23,069	$20,918
11/30/21	$22,454	$20,421
12/31/21	$22,744	$21,244
01/31/22	$20,647	$20,205
02/28/22	$20,023	$19,689
03/31/22	$20,335	$20,127
04/30/22	$18,223	$18,524
05/31/22	$18,195	$18,558
06/30/22	$16,608	$17,002
07/31/22	$17,756	$18,195
08/31/22	$16,863	$17,532
09/30/22	$15,333	$15,861
10/31/22	$16,296	$16,822
11/30/22	$17,444	$18,135
12/31/22	$16,453	$17,429
01/31/23	$17,696	$18,682
02/28/23	$17,104	$18,153
03/31/23	$17,829	$18,726
04/30/23	$18,096	$19,004
05/31/23	$18,214	$18,814
06/30/23	$19,176	$19,914
07/31/23	$19,708	$20,649
08/31/23	$19,398	$20,081
09/30/23	$18,288	$19,257
10/31/23	$17,874	$18,683
11/30/23	$19,708	$20,416
12/31/23	$20,448	$21,404
01/31/24	$21,380	$21,534
02/29/24	$23,230	$22,466
03/31/24	$24,340	$23,171
04/30/24	$23,615	$22,429
05/31/24	$25,375	$23,354
06/30/24	$26,322	$23,882
07/31/24	$25,745	$24,274
08/31/24	$26,456	$24,899
09/30/24	$26,589	$25,486
10/31/24	$26,012	$24,923
11/30/24	$27,506	$25,863
12/31/24	$26,616	$25,259
01/31/25	$26,939	$26,113
02/28/25	$26,536	$25,963
03/31/25	$24,858	$24,951
04/30/25	$25,761	$25,195
05/31/25	$27,875	$26,660
06/30/25	$29,552	$27,868
07/31/25	$30,181	$28,254
08/31/25	$30,278	$28,964
09/30/25	$31,924	$30,024
10/31/25	$32,569	$30,701

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	25.21	14.58	13.08
Class A with sales charge	19.24	13.47	12.53
MSCI ACWI Gross Total Return Index	23.19	15.14	11.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 166,289,640
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,420,405
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$166,289,640	81	114%	$1,420,405

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.4
Industrials	13.6
Communication Services	12.7
Financials	11.7
Consumer Discretionary	8.4
Health Care	6.1
Materials	5.0
Consumer Staples	3.8
Energy	3.1
Utilities	0.9
Other	0.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.8
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4
Alphabet, Inc. - Class A	3.2
Palantir Technologies, Inc. - Class A	2.9
Amazon.com, Inc.	2.5
Broadcom, Inc.	2.4
Rolls-Royce Holdings PLC	2.3
Microsoft Corp.	2.1
Samsung Electronics Co. Ltd.	2.0
Celsius Holdings, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000043704
Shareholder Report [Line Items]
Fund Name	Calamos Global Equity Fund
Class Name	Class C
Trading Symbol	CCGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$241	2.15%

Expenses Paid, Amount	$ 241
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund outperformed the MSCI World Index as markets rewarded companies demonstrating resilience amid shifting policy dynamics and evolving international opportunities. The Fund’s ability to draw from a diverse geographic and market-cap universe enabled it to capitalize on both established growth leaders and emerging regional opportunities catalyzed by fiscal stimulus and monetary easing. The Fund navigated April’s tariff-driven volatility through disciplined portfolio management and benefited from exposure to secular themes, including artificial intelligence, defense modernization, and evolving supply chains. Selection in information technology and industrials, particularly application software, IT consulting services, and aerospace & defense, bolstered relative performance. Geographically, strong selection in the United States and Europe drove outperformance, while positions in Canada and Emerging Asia detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	MSCI ACWI Gross Total Return Index
10/31/15	$10,000	$10,000
11/30/15	$10,032	$9,922
12/31/15	$9,802	$9,747
01/31/16	$9,101	$9,161
02/29/16	$8,739	$9,103
03/31/16	$9,373	$9,784
04/30/16	$9,307	$9,934
05/31/16	$9,538	$9,955
06/30/16	$9,340	$9,900
07/31/16	$9,909	$10,330
08/31/16	$9,860	$10,370
09/30/16	$10,099	$10,438
10/31/16	$9,777	$10,263
11/30/16	$9,604	$10,346
12/31/16	$9,629	$10,574
01/31/17	$10,010	$10,865
02/28/17	$10,244	$11,175
03/31/17	$10,460	$11,319
04/30/17	$10,755	$11,501
05/31/17	$11,032	$11,765
06/30/17	$11,119	$11,823
07/31/17	$11,595	$12,158
08/31/17	$11,803	$12,210
09/30/17	$12,036	$12,451
10/31/17	$12,469	$12,712
11/30/17	$12,669	$12,964
12/31/17	$12,840	$13,178
01/31/18	$13,740	$13,924
02/28/18	$13,185	$13,344
03/31/18	$12,955	$13,067
04/30/18	$12,850	$13,199
05/31/18	$13,060	$13,227
06/30/18	$12,783	$13,160
07/31/18	$12,946	$13,561
08/31/18	$13,309	$13,674
09/30/18	$13,233	$13,739
10/31/18	$11,807	$12,713
11/30/18	$11,740	$12,905
12/31/18	$10,775	$12,001
01/31/19	$11,819	$12,952
02/28/19	$12,086	$13,304
03/31/19	$12,442	$13,480
04/30/19	$12,964	$13,942
05/31/19	$12,264	$13,127
06/30/19	$13,027	$13,993
07/31/19	$13,027	$14,038
08/31/19	$12,849	$13,712
09/30/19	$12,633	$14,007
10/31/19	$12,913	$14,394
11/30/19	$13,447	$14,751
12/31/19	$13,811	$15,277
01/31/20	$13,811	$15,112
02/29/20	$13,104	$13,897
03/31/20	$11,398	$12,029
04/30/20	$12,938	$13,324
05/31/20	$14,130	$13,912
06/30/20	$14,962	$14,362
07/31/20	$16,196	$15,127
08/31/20	$17,250	$16,059
09/30/20	$16,931	$15,547
10/31/20	$16,682	$15,173
11/30/20	$18,623	$17,049
12/31/20	$19,733	$17,847
01/31/21	$19,823	$17,770
02/28/21	$20,708	$18,187
03/31/21	$20,423	$18,682
04/30/21	$21,353	$19,507
05/31/21	$21,517	$19,821
06/30/21	$21,772	$20,089
07/31/21	$21,907	$20,233
08/31/21	$22,837	$20,746
09/30/21	$21,877	$19,898
10/31/21	$23,167	$20,918
11/30/21	$22,522	$20,421
12/31/21	$22,809	$21,244
01/31/22	$20,672	$20,205
02/28/22	$20,047	$19,689
03/31/22	$20,360	$20,127
04/30/22	$18,223	$18,524
05/31/22	$18,188	$18,558
06/30/22	$16,590	$17,002
07/31/22	$17,719	$18,195
08/31/22	$16,816	$17,532
09/30/22	$15,287	$15,861
10/31/22	$16,225	$16,822
11/30/22	$17,372	$18,135
12/31/22	$16,365	$17,429
01/31/23	$17,593	$18,682
02/28/23	$17,006	$18,153
03/31/23	$17,703	$18,726
04/30/23	$17,959	$19,004
05/31/23	$18,069	$18,814
06/30/23	$19,004	$19,914
07/31/23	$19,517	$20,649
08/31/23	$19,205	$20,081
09/30/23	$18,088	$19,257
10/31/23	$17,684	$18,683
11/30/23	$19,480	$20,416
12/31/23	$20,177	$21,404
01/31/24	$21,093	$21,534
02/29/24	$22,907	$22,466
03/31/24	$23,988	$23,171
04/30/24	$23,255	$22,429
05/31/24	$24,978	$23,354
06/30/24	$25,894	$23,882
07/31/24	$25,308	$24,274
08/31/24	$26,004	$24,899
09/30/24	$26,114	$25,486
10/31/24	$25,528	$24,923
11/30/24	$26,976	$25,863
12/31/24	$26,094	$25,259
01/31/25	$26,381	$26,113
02/28/25	$25,971	$25,963
03/31/25	$24,314	$24,951
04/30/25	$25,194	$25,195
05/31/25	$27,240	$26,660
06/30/25	$28,857	$27,868
07/31/25	$29,451	$28,254
08/31/25	$29,532	$28,964
09/30/25	$31,108	$30,024
10/31/25	$31,722	$30,701

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	24.27	13.72	12.24
Class C with sales charge	23.27	13.72	12.24
MSCI ACWI Gross Total Return Index	23.19	15.14	11.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 166,289,640
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,420,405
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$166,289,640	81	114%	$1,420,405

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.4
Industrials	13.6
Communication Services	12.7
Financials	11.7
Consumer Discretionary	8.4
Health Care	6.1
Materials	5.0
Consumer Staples	3.8
Energy	3.1
Utilities	0.9
Other	0.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.8
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4
Alphabet, Inc. - Class A	3.2
Palantir Technologies, Inc. - Class A	2.9
Amazon.com, Inc.	2.5
Broadcom, Inc.	2.4
Rolls-Royce Holdings PLC	2.3
Microsoft Corp.	2.1
Samsung Electronics Co. Ltd.	2.0
Celsius Holdings, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000043705
Shareholder Report [Line Items]
Fund Name	Calamos Global Equity Fund
Class Name	Class I
Trading Symbol	CIGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$130	1.15%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund outperformed the MSCI World Index as markets rewarded companies demonstrating resilience amid shifting policy dynamics and evolving international opportunities. The Fund’s ability to draw from a diverse geographic and market-cap universe enabled it to capitalize on both established growth leaders and emerging regional opportunities catalyzed by fiscal stimulus and monetary easing. The Fund navigated April’s tariff-driven volatility through disciplined portfolio management and benefited from exposure to secular themes, including artificial intelligence, defense modernization, and evolving supply chains. Selection in information technology and industrials, particularly application software, IT consulting services, and aerospace & defense, bolstered relative performance. Geographically, strong selection in the United States and Europe drove outperformance, while positions in Canada and Emerging Asia detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	MSCI ACWI Gross Total Return Index
10/31/15	$1,000,000	$1,000,000
11/30/15	$1,003,737	$992,187
12/31/15	$981,686	$974,711
01/31/16	$912,328	$916,153
02/29/16	$876,505	$910,370
03/31/16	$941,291	$978,463
04/30/16	$935,193	$993,481
05/31/16	$959,583	$995,576
06/30/16	$939,766	$990,066
07/31/16	$998,454	$1,033,037
08/31/16	$994,643	$1,037,008
09/30/16	$1,019,033	$1,043,825
10/31/16	$987,021	$1,026,350
11/30/16	$971,016	$1,034,654
12/31/16	$974,112	$1,057,420
01/31/17	$1,013,172	$1,086,551
02/28/17	$1,038,680	$1,117,519
03/31/17	$1,061,000	$1,131,942
04/30/17	$1,091,292	$1,150,103
05/31/17	$1,120,786	$1,176,517
06/30/17	$1,130,352	$1,182,351
07/31/17	$1,179,775	$1,215,828
08/31/17	$1,202,095	$1,221,080
09/30/17	$1,226,807	$1,245,127
10/31/17	$1,271,447	$1,271,269
11/30/17	$1,292,970	$1,296,454
12/31/17	$1,312,673	$1,317,798
01/31/18	$1,404,316	$1,392,423
02/28/18	$1,348,457	$1,334,472
03/31/18	$1,327,510	$1,306,712
04/30/18	$1,317,037	$1,319,932
05/31/18	$1,340,602	$1,322,713
06/30/18	$1,311,800	$1,316,078
07/31/18	$1,330,129	$1,356,190
08/31/18	$1,369,404	$1,367,457
09/30/18	$1,362,422	$1,373,964
10/31/18	$1,215,793	$1,271,308
11/30/18	$1,210,557	$1,290,504
12/31/18	$1,112,308	$1,200,124
01/31/19	$1,219,626	$1,295,264
02/28/19	$1,249,810	$1,330,488
03/31/19	$1,286,700	$1,348,054
04/30/19	$1,341,477	$1,394,285
05/31/19	$1,271,050	$1,312,740
06/30/19	$1,350,421	$1,399,304
07/31/19	$1,352,656	$1,403,896
08/31/19	$1,334,770	$1,371,221
09/30/19	$1,312,412	$1,400,714
10/31/19	$1,343,713	$1,439,404
11/30/19	$1,399,608	$1,475,158
12/31/19	$1,439,449	$1,527,727
01/31/20	$1,440,650	$1,511,235
02/29/20	$1,367,356	$1,389,758
03/31/20	$1,191,931	$1,202,970
04/30/20	$1,351,736	$1,332,454
05/31/20	$1,479,100	$1,391,207
06/30/20	$1,566,812	$1,436,261
07/31/20	$1,696,579	$1,512,800
08/31/20	$1,810,726	$1,605,961
09/30/20	$1,778,284	$1,554,775
10/31/20	$1,753,052	$1,517,366
11/30/20	$1,958,515	$1,704,956
12/31/20	$2,076,311	$1,784,741
01/31/21	$2,087,839	$1,777,058
02/28/21	$2,182,624	$1,818,749
03/31/21	$2,157,006	$1,868,291
04/30/21	$2,255,634	$1,950,755
05/31/21	$2,274,848	$1,982,162
06/30/21	$2,303,027	$2,008,926
07/31/21	$2,320,959	$2,023,362
08/31/21	$2,419,587	$2,074,625
09/30/21	$2,320,959	$1,989,820
10/31/21	$2,459,295	$2,091,893
11/30/21	$2,392,689	$2,042,157
12/31/21	$2,424,863	$2,124,491
01/31/22	$2,200,366	$2,020,555
02/28/22	$2,135,607	$1,968,981
03/31/22	$2,170,145	$2,012,780
04/30/22	$1,944,208	$1,852,433
05/31/22	$1,941,330	$1,855,912
06/30/22	$1,772,956	$1,700,234
07/31/22	$1,895,279	$1,819,564
08/31/22	$1,800,299	$1,753,282
09/30/22	$1,637,682	$1,586,182
10/31/22	$1,741,296	$1,682,306
11/30/22	$1,863,619	$1,813,562
12/31/22	$1,758,808	$1,742,921
01/31/23	$1,892,484	$1,868,291
02/28/23	$1,829,401	$1,815,398
03/31/23	$1,907,503	$1,872,625
04/30/23	$1,936,041	$1,900,436
05/31/23	$1,948,056	$1,881,434
06/30/23	$2,051,692	$1,991,502
07/31/23	$2,108,767	$2,065,001
08/31/23	$2,077,226	$2,008,124
09/30/23	$1,958,570	$1,925,790
10/31/23	$1,915,013	$1,868,317
11/30/23	$2,111,771	$2,041,652
12/31/23	$2,190,444	$2,140,440
01/31/24	$2,291,171	$2,153,440
02/29/24	$2,489,619	$2,246,653
03/31/24	$2,609,891	$2,317,203
04/30/24	$2,531,714	$2,242,928
05/31/24	$2,721,142	$2,335,442
06/30/24	$2,823,372	$2,388,296
07/31/24	$2,761,733	$2,427,478
08/31/24	$2,839,910	$2,489,956
09/30/24	$2,853,440	$2,548,734
10/31/24	$2,791,801	$2,492,375
11/30/24	$2,952,664	$2,586,402
12/31/24	$2,859,399	$2,526,033
01/31/25	$2,893,654	$2,611,394
02/28/25	$2,851,244	$2,596,389
03/31/25	$2,671,818	$2,495,221
04/30/25	$2,769,686	$2,519,617
05/31/25	$2,998,047	$2,666,085
06/30/25	$3,179,104	$2,786,941
07/31/25	$3,247,612	$2,825,449
08/31/25	$3,257,399	$2,896,491
09/30/25	$3,435,194	$3,002,523
10/31/25	$3,506,965	$3,070,253

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class I	25.62	14.88	13.37
MSCI ACWI Gross Total Return Index	23.19	15.14	11.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 166,289,640
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,420,405
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$166,289,640	81	114%	$1,420,405

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.4
Industrials	13.6
Communication Services	12.7
Financials	11.7
Consumer Discretionary	8.4
Health Care	6.1
Materials	5.0
Consumer Staples	3.8
Energy	3.1
Utilities	0.9
Other	0.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.8
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4
Alphabet, Inc. - Class A	3.2
Palantir Technologies, Inc. - Class A	2.9
Amazon.com, Inc.	2.5
Broadcom, Inc.	2.4
Rolls-Royce Holdings PLC	2.3
Microsoft Corp.	2.1
Samsung Electronics Co. Ltd.	2.0
Celsius Holdings, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000220409
Shareholder Report [Line Items]
Fund Name	Calamos Global Equity Fund
Class Name	Class R6
Trading Symbol	CGEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$124	1.10%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund outperformed the MSCI World Index as markets rewarded companies demonstrating resilience amid shifting policy dynamics and evolving international opportunities. The Fund’s ability to draw from a diverse geographic and market-cap universe enabled it to capitalize on both established growth leaders and emerging regional opportunities catalyzed by fiscal stimulus and monetary easing. The Fund navigated April’s tariff-driven volatility through disciplined portfolio management and benefited from exposure to secular themes, including artificial intelligence, defense modernization, and evolving supply chains. Selection in information technology and industrials, particularly application software, IT consulting services, and aerospace & defense, bolstered relative performance. Geographically, strong selection in the United States and Europe drove outperformance, while positions in Canada and Emerging Asia detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI Gross Total Return Index
06/23/20	$10,000	$10,000
06/30/20	$9,886	$9,848
07/31/20	$10,705	$10,372
08/31/20	$11,425	$11,011
09/30/20	$11,221	$10,660
10/31/20	$11,061	$10,404
11/30/20	$12,365	$11,690
12/31/20	$13,109	$12,237
01/31/21	$13,174	$12,184
02/28/21	$13,772	$12,470
03/31/21	$13,610	$12,810
04/30/21	$14,241	$13,375
05/31/21	$14,362	$13,590
06/30/21	$14,540	$13,774
07/31/21	$14,645	$13,873
08/31/21	$15,275	$14,224
09/30/21	$14,653	$13,643
10/31/21	$15,526	$14,343
11/30/21	$15,114	$14,002
12/31/21	$15,318	$14,566
01/31/22	$13,901	$13,854
02/28/22	$13,492	$13,500
03/31/22	$13,701	$13,800
04/30/22	$12,285	$12,701
05/31/22	$12,267	$12,725
06/30/22	$11,204	$11,657
07/31/22	$11,967	$12,476
08/31/22	$11,368	$12,021
09/30/22	$10,342	$10,875
10/31/22	$10,996	$11,534
11/30/22	$11,776	$12,434
12/31/22	$11,104	$11,950
01/31/23	$11,948	$12,810
02/28/23	$11,549	$12,447
03/31/23	$12,052	$12,839
04/30/23	$12,232	$13,030
05/31/23	$12,308	$12,900
06/30/23	$12,962	$13,654
07/31/23	$13,323	$14,158
08/31/23	$13,124	$13,768
09/30/23	$12,374	$13,204
10/31/23	$12,099	$12,810
11/30/23	$13,342	$13,998
12/31/23	$13,844	$14,676
01/31/24	$14,470	$14,765
02/29/24	$15,733	$15,404
03/31/24	$16,493	$15,888
04/30/24	$16,008	$15,378
05/31/24	$17,205	$16,013
06/30/24	$17,841	$16,375
07/31/24	$17,461	$16,644
08/31/24	$17,955	$17,072
09/30/24	$18,040	$17,475
10/31/24	$17,651	$17,089
11/30/24	$18,667	$17,733
12/31/24	$18,078	$17,319
01/31/25	$18,294	$17,905
02/28/25	$18,027	$17,802
03/31/25	$16,893	$17,108
04/30/25	$17,512	$17,275
05/31/25	$18,954	$18,280
06/30/25	$20,097	$19,108
07/31/25	$20,540	$19,372
08/31/25	$20,602	$19,859
09/30/25	$21,725	$20,586
10/31/25	$22,178	$21,051

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	SINCE INCEPTION 6/23/20
Class R6	25.65	14.93	16.03
MSCI ACWI Gross Total Return Index	23.19	15.14	14.91

Performance Inception Date	Jun. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 166,289,640
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 1,420,405
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$166,289,640	81	114%	$1,420,405

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.4
Industrials	13.6
Communication Services	12.7
Financials	11.7
Consumer Discretionary	8.4
Health Care	6.1
Materials	5.0
Consumer Staples	3.8
Energy	3.1
Utilities	0.9
Other	0.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.8
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4
Alphabet, Inc. - Class A	3.2
Palantir Technologies, Inc. - Class A	2.9
Amazon.com, Inc.	2.5
Broadcom, Inc.	2.4
Rolls-Royce Holdings PLC	2.3
Microsoft Corp.	2.1
Samsung Electronics Co. Ltd.	2.0
Celsius Holdings, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011374
Shareholder Report [Line Items]
Fund Name	Calamos Global Opportunities Fund
Class Name	Class A
Trading Symbol	CVLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$134	1.22%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund generated strong gains and captured most of the MSCI ACWI Index’s return. The period was marked by elevated policy uncertainty and tariff concerns, including April’s significant volatility, but also experienced a powerful recovery as many economies pursued fiscal stimulus and pro-growth initiatives. By investing in growth opportunities across the capital structure, the Fund sought to capture asymmetric risk-reward in global markets. The Fund benefited as companies aligning with our key secular themes—including AI infrastructure and evolving supply chains—performed well. An average underweight stance and leading security selection in health care contributed to relative returns. An average overweight in consumer discretionary detracted, as positions in hotels, resorts & cruise lines lagged. Geographically, positioning in the United States and Australia contributed significantly, while relative selection in Europe and Canada curbed returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	MSCI ACWI Gross Total Return Index
10/31/15	$9,525	$10,000
11/30/15	$9,503	$9,922
12/31/15	$9,357	$9,747
01/31/16	$8,854	$9,161
02/29/16	$8,686	$9,103
03/31/16	$9,167	$9,784
04/30/16	$9,223	$9,934
05/31/16	$9,312	$9,955
06/30/16	$9,257	$9,900
07/31/16	$9,592	$10,330
08/31/16	$9,558	$10,370
09/30/16	$9,670	$10,438
10/31/16	$9,469	$10,263
11/30/16	$9,335	$10,346
12/31/16	$9,420	$10,574
01/31/17	$9,634	$10,865
02/28/17	$9,792	$11,175
03/31/17	$9,904	$11,319
04/30/17	$10,129	$11,501
05/31/17	$10,264	$11,765
06/30/17	$10,328	$11,823
07/31/17	$10,621	$12,158
08/31/17	$10,666	$12,210
09/30/17	$10,790	$12,451
10/31/17	$11,094	$12,712
11/30/17	$11,252	$12,964
12/31/17	$11,309	$13,178
01/31/18	$11,978	$13,924
02/28/18	$11,560	$13,344
03/31/18	$11,380	$13,067
04/30/18	$11,356	$13,199
05/31/18	$11,452	$13,227
06/30/18	$11,335	$13,160
07/31/18	$11,443	$13,561
08/31/18	$11,622	$13,674
09/30/18	$11,562	$13,739
10/31/18	$10,772	$12,713
11/30/18	$10,843	$12,905
12/31/18	$10,200	$12,001
01/31/19	$10,860	$12,952
02/28/19	$11,048	$13,304
03/31/19	$11,174	$13,480
04/30/19	$11,551	$13,942
05/31/19	$11,093	$13,127
06/30/19	$11,584	$13,993
07/31/19	$11,597	$14,038
08/31/19	$11,449	$13,712
09/30/19	$11,328	$14,007
10/31/19	$11,490	$14,394
11/30/19	$11,800	$14,751
12/31/19	$12,065	$15,277
01/31/20	$12,052	$15,112
02/29/20	$11,397	$13,897
03/31/20	$10,047	$12,029
04/30/20	$11,193	$13,324
05/31/20	$11,874	$13,912
06/30/20	$12,509	$14,362
07/31/20	$13,300	$15,127
08/31/20	$14,296	$16,059
09/30/20	$14,011	$15,547
10/31/20	$13,683	$15,173
11/30/20	$15,144	$17,049
12/31/20	$15,897	$17,847
01/31/21	$16,027	$17,770
02/28/21	$16,621	$18,187
03/31/21	$16,489	$18,682
04/30/21	$17,142	$19,507
05/31/21	$17,243	$19,821
06/30/21	$17,260	$20,089
07/31/21	$17,434	$20,233
08/31/21	$18,028	$20,746
09/30/21	$17,348	$19,898
10/31/21	$18,450	$20,918
11/30/21	$18,088	$20,421
12/31/21	$18,406	$21,244
01/31/22	$17,210	$20,205
02/28/22	$16,826	$19,689
03/31/22	$17,010	$20,127
04/30/22	$15,538	$18,524
05/31/22	$15,492	$18,558
06/30/22	$14,280	$17,002
07/31/22	$15,108	$18,195
08/31/22	$14,449	$17,532
09/30/22	$13,360	$15,861
10/31/22	$14,035	$16,822
11/30/22	$14,940	$18,135
12/31/22	$14,326	$17,429
01/31/23	$15,170	$18,682
02/28/23	$14,694	$18,153
03/31/23	$15,200	$18,726
04/30/23	$15,246	$19,004
05/31/23	$15,139	$18,814
06/30/23	$15,737	$19,914
07/31/23	$16,045	$20,649
08/31/23	$15,799	$20,081
09/30/23	$15,055	$19,257
10/31/23	$14,732	$18,683
11/30/23	$15,794	$20,416
12/31/23	$16,315	$21,404
01/31/24	$16,840	$21,534
02/29/24	$17,936	$22,466
03/31/24	$18,637	$23,171
04/30/24	$18,189	$22,429
05/31/24	$19,162	$23,354
06/30/24	$19,796	$23,882
07/31/24	$19,611	$24,274
08/31/24	$20,167	$24,899
09/30/24	$20,323	$25,486
10/31/24	$20,091	$24,923
11/30/24	$20,772	$25,863
12/31/24	$20,192	$25,259
01/31/25	$20,675	$26,113
02/28/25	$20,342	$25,963
03/31/25	$19,362	$24,951
04/30/25	$19,896	$25,195
05/31/25	$21,080	$26,660
06/30/25	$22,206	$27,868
07/31/25	$22,457	$28,254
08/31/25	$22,557	$28,964
09/30/25	$23,600	$30,024
10/31/25	$24,050	$30,701

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	19.71	11.94	9.70
Class A with sales charge	14.00	10.86	9.17
MSCI ACWI Gross Total Return Index	23.19	15.14	11.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 325,929,398
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 2,871,008
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$325,929,398	99	123%	$2,871,008

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	30.5
Communication Services	15.5
Financials	13.1
Industrials	12.0
Utilities	6.3
Consumer Discretionary	5.5
Materials	5.3
Consumer Staples	4.7
Health Care	2.8
Energy	2.6
Other	1.3

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.9
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3
Alphabet, Inc. - Class A	2.9
AeroVironment, Inc., 0.000%, 07/15/30	2.3
Mirion Technologies, Inc., 0.250%, 06/01/30	2.3
Microsoft Corp.	2.2
Boeing Co., 6.000%, 10/15/27	2.1
Iberdrola Finanzas SA, 1.500%, 03/27/30	2.0
Amazon.com, Inc.	2.0
Alibaba Group Holding Ltd., 0.000%, 09/15/32	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011376
Shareholder Report [Line Items]
Fund Name	Calamos Global Opportunities Fund
Class Name	Class C
Trading Symbol	CVLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$216	1.97%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund generated strong gains and captured most of the MSCI ACWI Index’s return. The period was marked by elevated policy uncertainty and tariff concerns, including April’s significant volatility, but also experienced a powerful recovery as many economies pursued fiscal stimulus and pro-growth initiatives. By investing in growth opportunities across the capital structure, the Fund sought to capture asymmetric risk-reward in global markets. The Fund benefited as companies aligning with our key secular themes—including AI infrastructure and evolving supply chains—performed well. An average underweight stance and leading security selection in health care contributed to relative returns. An average overweight in consumer discretionary detracted, as positions in hotels, resorts & cruise lines lagged. Geographically, positioning in the United States and Australia contributed significantly, while relative selection in Europe and Canada curbed returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	MSCI ACWI Gross Total Return Index
10/31/15	$10,000	$10,000
11/30/15	$9,975	$9,922
12/31/15	$9,819	$9,747
01/31/16	$9,278	$9,161
02/29/16	$9,097	$9,103
03/31/16	$9,600	$9,784
04/30/16	$9,652	$9,934
05/31/16	$9,729	$9,955
06/30/16	$9,677	$9,900
07/31/16	$10,025	$10,330
08/31/16	$9,974	$10,370
09/30/16	$10,077	$10,438
10/31/16	$9,858	$10,263
11/30/16	$9,729	$10,346
12/31/16	$9,814	$10,574
01/31/17	$10,021	$10,865
02/28/17	$10,177	$11,175
03/31/17	$10,294	$11,319
04/30/17	$10,515	$11,501
05/31/17	$10,657	$11,765
06/30/17	$10,709	$11,823
07/31/17	$11,008	$12,158
08/31/17	$11,047	$12,210
09/30/17	$11,164	$12,451
10/31/17	$11,475	$12,712
11/30/17	$11,631	$12,964
12/31/17	$11,684	$13,178
01/31/18	$12,363	$13,924
02/28/18	$11,920	$13,344
03/31/18	$11,740	$13,067
04/30/18	$11,698	$13,199
05/31/18	$11,795	$13,227
06/30/18	$11,670	$13,160
07/31/18	$11,767	$13,561
08/31/18	$11,948	$13,674
09/30/18	$11,878	$13,739
10/31/18	$11,061	$12,713
11/30/18	$11,130	$12,905
12/31/18	$10,468	$12,001
01/31/19	$11,128	$12,952
02/28/19	$11,316	$13,304
03/31/19	$11,442	$13,480
04/30/19	$11,819	$13,942
05/31/19	$11,332	$13,127
06/30/19	$11,835	$13,993
07/31/19	$11,835	$14,038
08/31/19	$11,678	$13,712
09/30/19	$11,552	$14,007
10/31/19	$11,709	$14,394
11/30/19	$12,024	$14,751
12/31/19	$12,285	$15,277
01/31/20	$12,253	$15,112
02/29/20	$11,602	$13,897
03/31/20	$10,203	$12,029
04/30/20	$11,363	$13,324
05/31/20	$12,062	$13,912
06/30/20	$12,682	$14,362
07/31/20	$13,493	$15,127
08/31/20	$14,478	$16,059
09/30/20	$14,176	$15,547
10/31/20	$13,842	$15,173
11/30/20	$15,320	$17,049
12/31/20	$16,058	$17,847
01/31/21	$16,193	$17,770
02/28/21	$16,787	$18,187
03/31/21	$16,634	$18,682
04/30/21	$17,279	$19,507
05/31/21	$17,363	$19,821
06/30/21	$17,380	$20,089
07/31/21	$17,533	$20,233
08/31/21	$18,126	$20,746
09/30/21	$17,431	$19,898
10/31/21	$18,516	$20,918
11/30/21	$18,143	$20,421
12/31/21	$18,446	$21,244
01/31/22	$17,252	$20,205
02/28/22	$16,853	$19,689
03/31/22	$17,016	$20,127
04/30/22	$15,550	$18,524
05/31/22	$15,496	$18,558
06/30/22	$14,265	$17,002
07/31/22	$15,079	$18,195
08/31/22	$14,428	$17,532
09/30/22	$13,323	$15,861
10/31/22	$13,993	$16,822
11/30/22	$14,880	$18,135
12/31/22	$14,265	$17,429
01/31/23	$15,079	$18,682
02/28/23	$14,609	$18,153
03/31/23	$15,115	$18,726
04/30/23	$15,134	$19,004
05/31/23	$15,025	$18,814
06/30/23	$15,615	$19,914
07/31/23	$15,905	$20,649
08/31/23	$15,652	$20,081
09/30/23	$14,910	$19,257
10/31/23	$14,584	$18,683
11/30/23	$15,617	$20,416
12/31/23	$16,114	$21,404
01/31/24	$16,622	$21,534
02/29/24	$17,692	$22,466
03/31/24	$18,382	$23,171
04/30/24	$17,928	$22,429
05/31/24	$18,872	$23,354
06/30/24	$19,489	$23,882
07/31/24	$19,289	$24,274
08/31/24	$19,833	$24,899
09/30/24	$19,961	$25,486
10/31/24	$19,725	$24,923
11/30/24	$20,396	$25,863
12/31/24	$19,811	$25,259
01/31/25	$20,248	$26,113
02/28/25	$19,930	$25,963
03/31/25	$18,959	$24,951
04/30/25	$19,474	$25,195
05/31/25	$20,605	$26,660
06/30/25	$21,695	$27,868
07/31/25	$21,913	$28,254
08/31/25	$22,013	$28,964
09/30/25	$23,024	$30,024
10/31/25	$23,440	$30,701

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	18.84	11.11	8.89
Class C with sales charge	17.84	11.11	8.89
MSCI ACWI Gross Total Return Index	23.19	15.14	11.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 325,929,398
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 2,871,008
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$325,929,398	99	123%	$2,871,008

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	30.5
Communication Services	15.5
Financials	13.1
Industrials	12.0
Utilities	6.3
Consumer Discretionary	5.5
Materials	5.3
Consumer Staples	4.7
Health Care	2.8
Energy	2.6
Other	1.3

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.9
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3
Alphabet, Inc. - Class A	2.9
AeroVironment, Inc., 0.000%, 07/15/30	2.3
Mirion Technologies, Inc., 0.250%, 06/01/30	2.3
Microsoft Corp.	2.2
Boeing Co., 6.000%, 10/15/27	2.1
Iberdrola Finanzas SA, 1.500%, 03/27/30	2.0
Amazon.com, Inc.	2.0
Alibaba Group Holding Ltd., 0.000%, 09/15/32	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011377
Shareholder Report [Line Items]
Fund Name	Calamos Global Opportunities Fund
Class Name	Class I
Trading Symbol	CGCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Global Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$107	0.97%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund generated strong gains and captured most of the MSCI ACWI Index’s return. The period was marked by elevated policy uncertainty and tariff concerns, including April’s significant volatility, but also experienced a powerful recovery as many economies pursued fiscal stimulus and pro-growth initiatives. By investing in growth opportunities across the capital structure, the Fund sought to capture asymmetric risk-reward in global markets. The Fund benefited as companies aligning with our key secular themes—including AI infrastructure and evolving supply chains—performed well. An average underweight stance and leading security selection in health care contributed to relative returns. An average overweight in consumer discretionary detracted, as positions in hotels, resorts & cruise lines lagged. Geographically, positioning in the United States and Australia contributed significantly, while relative selection in Europe and Canada curbed returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	MSCI ACWI Gross Total Return Index
10/31/15	$1,000,000	$1,000,000
11/30/15	$998,869	$992,187
12/31/15	$983,890	$974,711
01/31/16	$931,202	$916,153
02/29/16	$912,876	$910,370
03/31/16	$964,418	$978,463
04/30/16	$970,145	$993,481
05/31/16	$979,308	$995,576
06/30/16	$974,727	$990,066
07/31/16	$1,010,234	$1,033,037
08/31/16	$1,005,652	$1,037,008
09/30/16	$1,017,106	$1,043,825
10/31/16	$996,489	$1,026,350
11/30/16	$983,890	$1,034,654
12/31/16	$992,443	$1,057,420
01/31/17	$1,015,577	$1,086,551
02/28/17	$1,031,771	$1,117,519
03/31/17	$1,044,494	$1,131,942
04/30/17	$1,068,785	$1,150,103
05/31/17	$1,082,665	$1,176,517
06/30/17	$1,088,700	$1,182,351
07/31/17	$1,121,129	$1,215,828
08/31/17	$1,125,762	$1,221,080
09/30/17	$1,138,502	$1,245,127
10/31/17	$1,170,932	$1,271,269
11/30/17	$1,188,305	$1,296,454
12/31/17	$1,194,269	$1,317,798
01/31/18	$1,265,386	$1,392,423
02/28/18	$1,221,244	$1,334,472
03/31/18	$1,203,509	$1,306,712
04/30/18	$1,199,825	$1,319,932
05/31/18	$1,210,877	$1,322,713
06/30/18	$1,198,367	$1,316,078
07/31/18	$1,210,671	$1,356,190
08/31/18	$1,230,356	$1,367,457
09/30/18	$1,222,496	$1,373,964
10/31/18	$1,139,928	$1,271,308
11/30/18	$1,148,555	$1,290,504
12/31/18	$1,080,879	$1,200,124
01/31/19	$1,149,901	$1,295,264
02/28/19	$1,170,607	$1,330,488
03/31/19	$1,183,931	$1,348,054
04/30/19	$1,223,994	$1,394,285
05/31/19	$1,175,642	$1,312,740
06/30/19	$1,228,122	$1,399,304
07/31/19	$1,229,507	$1,403,896
08/31/19	$1,214,276	$1,371,221
09/30/19	$1,202,564	$1,400,714
10/31/19	$1,219,209	$1,439,404
11/30/19	$1,252,498	$1,475,158
12/31/19	$1,279,696	$1,527,727
01/31/20	$1,279,696	$1,511,235
02/29/20	$1,211,091	$1,389,758
03/31/20	$1,067,145	$1,202,970
04/30/20	$1,188,984	$1,332,454
05/31/20	$1,261,808	$1,391,207
06/30/20	$1,329,115	$1,436,261
07/31/20	$1,414,638	$1,512,800
08/31/20	$1,519,789	$1,605,961
09/30/20	$1,489,930	$1,554,775
10/31/20	$1,454,823	$1,517,366
11/30/20	$1,610,697	$1,704,956
12/31/20	$1,691,834	$1,784,741
01/31/21	$1,705,214	$1,777,058
02/28/21	$1,769,141	$1,818,749
03/31/21	$1,756,607	$1,868,291
04/30/21	$1,826,573	$1,950,755
05/31/21	$1,836,994	$1,982,162
06/30/21	$1,839,812	$2,008,926
07/31/21	$1,857,703	$2,023,362
08/31/21	$1,921,813	$2,074,625
09/30/21	$1,849,980	$1,989,820
10/31/21	$1,966,350	$2,091,893
11/30/21	$1,929,052	$2,042,157
12/31/21	$1,962,598	$2,124,491
01/31/22	$1,836,589	$2,020,555
02/28/22	$1,795,635	$1,968,981
03/31/22	$1,814,537	$2,012,780
04/30/22	$1,658,600	$1,852,433
05/31/22	$1,653,875	$1,855,912
06/30/22	$1,524,715	$1,700,234
07/31/22	$1,614,497	$1,819,564
08/31/22	$1,545,192	$1,753,282
09/30/22	$1,427,058	$1,586,182
10/31/22	$1,501,088	$1,682,306
11/30/22	$1,597,170	$1,813,562
12/31/22	$1,532,591	$1,742,921
01/31/23	$1,622,372	$1,868,291
02/28/23	$1,571,969	$1,815,398
03/31/23	$1,627,098	$1,872,625
04/30/23	$1,631,823	$1,900,436
05/31/23	$1,620,797	$1,881,434
06/30/23	$1,686,391	$1,991,502
07/31/23	$1,717,971	$2,065,001
08/31/23	$1,692,707	$2,008,124
09/30/23	$1,612,566	$1,925,790
10/31/23	$1,579,334	$1,868,317
11/30/23	$1,693,273	$2,041,652
12/31/23	$1,747,860	$2,140,440
01/31/24	$1,805,010	$2,153,440
02/29/24	$1,922,487	$2,246,653
03/31/24	$1,998,888	$2,317,203
04/30/24	$1,952,809	$2,242,928
05/31/24	$2,056,090	$2,335,442
06/30/24	$2,125,805	$2,388,296
07/31/24	$2,106,711	$2,427,478
08/31/24	$2,165,584	$2,489,956
09/30/24	$2,182,924	$2,548,734
10/31/24	$2,159,024	$2,492,375
11/30/24	$2,232,319	$2,586,402
12/31/24	$2,170,845	$2,526,033
01/31/25	$2,222,246	$2,611,394
02/28/25	$2,187,978	$2,596,389
03/31/25	$2,083,429	$2,495,221
04/30/25	$2,140,016	$2,519,617
05/31/25	$2,266,908	$2,666,085
06/30/25	$2,389,245	$2,786,941
07/31/25	$2,416,727	$2,825,449
08/31/25	$2,428,751	$2,896,491
09/30/25	$2,542,613	$3,002,523
10/31/25	$2,590,749	$3,070,253

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class I	20.00	12.23	9.99
MSCI ACWI Gross Total Return Index	23.19	15.14	11.87

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 325,929,398
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 2,871,008
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$325,929,398	99	123%	$2,871,008

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	30.5
Communication Services	15.5
Financials	13.1
Industrials	12.0
Utilities	6.3
Consumer Discretionary	5.5
Materials	5.3
Consumer Staples	4.7
Health Care	2.8
Energy	2.6
Other	1.3

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.9
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3
Alphabet, Inc. - Class A	2.9
AeroVironment, Inc., 0.000%, 07/15/30	2.3
Mirion Technologies, Inc., 0.250%, 06/01/30	2.3
Microsoft Corp.	2.2
Boeing Co., 6.000%, 10/15/27	2.1
Iberdrola Finanzas SA, 1.500%, 03/27/30	2.0
Amazon.com, Inc.	2.0
Alibaba Group Holding Ltd., 0.000%, 09/15/32	1.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011362
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Fund
Class Name	Class A
Trading Symbol	CVTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund performed in line with its benchmark, as AI innovation and the critical infrastructure buildout drove strength in the US equity market. The Fund’s positive results were broad-based but certainly benefited from the strength of large-cap technology stalwarts associated with AI, which continued to deliver impressive results throughout the year. While we continue to favor these businesses, we remain vigilant to downside risks, including changes in demand trends as the AI buildout evolves. We believe the combination of common stocks and convertible securities allows us to manage risk-reward across security selections, sector positioning, and overall portfolio metrics. Not surprisingly, the Fund’s multi-asset structure provided advantages in navigating the sharp policy-driven volatility of early spring. On August 22, 2025, Calamos Dividend Growth Fund transferred all of its assets into Calamos Growth and Income Fund. This transaction is expected to be a tax-free reorganization for US federal income tax purposes.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	S&P 500 Total Return Index
10/31/15	$9,525	$10,000
11/30/15	$9,516	$10,029
12/31/15	$9,410	$9,871
01/31/16	$8,960	$9,381
02/29/16	$8,887	$9,369
03/31/16	$9,356	$10,004
04/30/16	$9,417	$10,043
05/31/16	$9,563	$10,223
06/30/16	$9,509	$10,250
07/31/16	$9,784	$10,628
08/31/16	$9,822	$10,643
09/30/16	$9,856	$10,645
10/31/16	$9,740	$10,451
11/30/16	$9,943	$10,838
12/31/16	$10,089	$11,052
01/31/17	$10,225	$11,261
02/28/17	$10,552	$11,709
03/31/17	$10,562	$11,722
04/30/17	$10,692	$11,843
05/31/17	$10,839	$12,009
06/30/17	$10,855	$12,084
07/31/17	$11,075	$12,333
08/31/17	$11,096	$12,370
09/30/17	$11,216	$12,626
10/31/17	$11,433	$12,920
11/30/17	$11,654	$13,317
12/31/17	$11,741	$13,465
01/31/18	$12,423	$14,235
02/28/18	$12,056	$13,711
03/31/18	$11,815	$13,362
04/30/18	$11,826	$13,414
05/31/18	$12,076	$13,737
06/30/18	$12,081	$13,821
07/31/18	$12,450	$14,336
08/31/18	$12,781	$14,803
09/30/18	$12,805	$14,887
10/31/18	$12,028	$13,869
11/30/18	$12,235	$14,152
12/31/18	$11,287	$12,874
01/31/19	$12,083	$13,906
02/28/19	$12,397	$14,352
03/31/19	$12,581	$14,631
04/30/19	$13,052	$15,224
05/31/19	$12,393	$14,256
06/30/19	$13,084	$15,261
07/31/19	$13,248	$15,480
08/31/19	$13,064	$15,235
09/30/19	$13,168	$15,520
10/31/19	$13,413	$15,856
11/30/19	$13,802	$16,432
12/31/19	$14,218	$16,928
01/31/20	$14,206	$16,921
02/29/20	$13,249	$15,528
03/31/20	$11,903	$13,610
04/30/20	$13,225	$15,355
05/31/20	$13,921	$16,086
06/30/20	$14,283	$16,406
07/31/20	$14,993	$17,331
08/31/20	$15,981	$18,577
09/30/20	$15,409	$17,871
10/31/20	$15,081	$17,396
11/30/20	$16,674	$19,300
12/31/20	$17,407	$20,042
01/31/21	$17,181	$19,840
02/28/21	$17,821	$20,387
03/31/21	$18,174	$21,280
04/30/21	$19,100	$22,416
05/31/21	$19,126	$22,572
06/30/21	$19,459	$23,099
07/31/21	$19,758	$23,648
08/31/21	$20,190	$24,367
09/30/21	$19,392	$23,234
10/31/21	$20,612	$24,861
11/30/21	$20,364	$24,689
12/31/21	$21,082	$25,796
01/31/22	$20,017	$24,461
02/28/22	$19,516	$23,728
03/31/22	$20,013	$24,609
04/30/22	$18,414	$22,463
05/31/22	$18,401	$22,505
06/30/22	$17,029	$20,647
07/31/22	$18,287	$22,551
08/31/22	$17,699	$21,631
09/30/22	$16,289	$19,639
10/31/22	$17,362	$21,229
11/30/22	$18,132	$22,415
12/31/22	$17,185	$21,124
01/31/23	$18,138	$22,451
02/28/23	$17,668	$21,903
03/31/23	$18,208	$22,707
04/30/23	$18,494	$23,062
05/31/23	$18,527	$23,162
06/30/23	$19,517	$24,693
07/31/23	$19,992	$25,486
08/31/23	$19,663	$25,080
09/30/23	$18,898	$23,884
10/31/23	$18,554	$23,382
11/30/23	$19,924	$25,518
12/31/23	$20,677	$26,677
01/31/24	$20,941	$27,125
02/29/24	$21,821	$28,573
03/31/24	$22,385	$29,493
04/30/24	$21,588	$28,288
05/31/24	$22,439	$29,691
06/30/24	$23,162	$30,756
07/31/24	$23,216	$31,131
08/31/24	$23,657	$31,886
09/30/24	$24,187	$32,567
10/31/24	$24,055	$32,271
11/30/24	$25,345	$34,166
12/31/24	$24,941	$33,351
01/31/25	$25,633	$34,280
02/28/25	$25,080	$33,833
03/31/25	$23,773	$31,926
04/30/25	$23,809	$31,710
05/31/25	$25,228	$33,706
06/30/25	$26,591	$35,420
07/31/25	$27,155	$36,215
08/31/25	$27,571	$36,949
09/30/25	$28,696	$38,298
10/31/25	$29,343	$39,194

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	21.98	14.24	11.91
Class A with sales charge	16.18	13.13	11.37
S&P 500 Total Return Index	21.39	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,286,129,299
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 19,944,374
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$3,286,129,299	147	36%	$19,944,374

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	34.6
Financials	11.6
Communication Services	11.6
Consumer Discretionary	10.0
Industrials	7.9
Health Care	6.9
Consumer Staples	4.0
Utilities	3.4
Energy	2.9
Other	2.5
Materials	2.3
Real Estate	0.8

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.1
Microsoft Corp.	6.0
Apple, Inc.	5.9
Alphabet, Inc. - Class A	4.2
Amazon.com, Inc.	4.1
Broadcom, Inc.	2.8
Meta Platforms, Inc. - Class A	2.3
Tesla, Inc.	1.8
JPMorgan Chase & Co.	1.7
Visa, Inc. - Class A	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011364
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Fund
Class Name	Class C
Trading Symbol	CVTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$199	1.80%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund performed in line with its benchmark, as AI innovation and the critical infrastructure buildout drove strength in the US equity market. The Fund’s positive results were broad-based but certainly benefited from the strength of large-cap technology stalwarts associated with AI, which continued to deliver impressive results throughout the year. While we continue to favor these businesses, we remain vigilant to downside risks, including changes in demand trends as the AI buildout evolves. We believe the combination of common stocks and convertible securities allows us to manage risk-reward across security selections, sector positioning, and overall portfolio metrics. Not surprisingly, the Fund’s multi-asset structure provided advantages in navigating the sharp policy-driven volatility of early spring. On August 22, 2025, Calamos Dividend Growth Fund transferred all of its assets into Calamos Growth and Income Fund. This transaction is expected to be a tax-free reorganization for US federal income tax purposes.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	S&P 500 Total Return Index
10/31/15	$10,000	$10,000
11/30/15	$9,984	$10,029
12/31/15	$9,868	$9,871
01/31/16	$9,381	$9,381
02/29/16	$9,299	$9,369
03/31/16	$9,786	$10,004
04/30/16	$9,843	$10,043
05/31/16	$9,988	$10,223
06/30/16	$9,926	$10,250
07/31/16	$10,206	$10,628
08/31/16	$10,242	$10,643
09/30/16	$10,267	$10,645
10/31/16	$10,139	$10,451
11/30/16	$10,347	$10,838
12/31/16	$10,492	$11,052
01/31/17	$10,625	$11,261
02/28/17	$10,960	$11,709
03/31/17	$10,964	$11,722
04/30/17	$11,092	$11,843
05/31/17	$11,236	$12,009
06/30/17	$11,249	$12,084
07/31/17	$11,469	$12,333
08/31/17	$11,483	$12,370
09/30/17	$11,600	$12,626
10/31/17	$11,816	$12,920
11/30/17	$12,036	$13,317
12/31/17	$12,117	$13,465
01/31/18	$12,813	$14,235
02/28/18	$12,429	$13,711
03/31/18	$12,174	$13,362
04/30/18	$12,177	$13,414
05/31/18	$12,426	$13,737
06/30/18	$12,424	$13,821
07/31/18	$12,797	$14,336
08/31/18	$13,124	$14,803
09/30/18	$13,142	$14,887
10/31/18	$12,339	$13,869
11/30/18	$12,543	$14,152
12/31/18	$11,563	$12,874
01/31/19	$12,373	$13,906
02/28/19	$12,685	$14,352
03/31/19	$12,868	$14,631
04/30/19	$13,341	$15,224
05/31/19	$12,657	$14,256
06/30/19	$13,358	$15,261
07/31/19	$13,520	$15,480
08/31/19	$13,317	$15,235
09/30/19	$13,417	$15,520
10/31/19	$13,656	$15,856
11/30/19	$14,050	$16,432
12/31/19	$14,461	$16,928
01/31/20	$14,436	$16,921
02/29/20	$13,454	$15,528
03/31/20	$12,079	$13,610
04/30/20	$13,417	$15,355
05/31/20	$14,113	$16,086
06/30/20	$14,472	$16,406
07/31/20	$15,185	$17,331
08/31/20	$16,173	$18,577
09/30/20	$15,585	$17,871
10/31/20	$15,243	$17,396
11/30/20	$16,840	$19,300
12/31/20	$17,569	$20,042
01/31/21	$17,331	$19,840
02/28/21	$17,970	$20,387
03/31/21	$18,310	$21,280
04/30/21	$19,235	$22,416
05/31/21	$19,247	$22,572
06/30/21	$19,571	$23,099
07/31/21	$19,857	$23,648
08/31/21	$20,282	$24,367
09/30/21	$19,465	$23,234
10/31/21	$20,679	$24,861
11/30/21	$20,414	$24,689
12/31/21	$21,122	$25,796
01/31/22	$20,041	$24,461
02/28/22	$19,526	$23,728
03/31/22	$20,014	$24,609
04/30/22	$18,405	$22,463
05/31/22	$18,378	$22,505
06/30/22	$16,998	$20,647
07/31/22	$18,239	$22,551
08/31/22	$17,643	$21,631
09/30/22	$16,227	$19,639
10/31/22	$17,285	$21,229
11/30/22	$18,042	$22,415
12/31/22	$17,089	$21,124
01/31/23	$18,025	$22,451
02/28/23	$17,548	$21,903
03/31/23	$18,072	$22,707
04/30/23	$18,345	$23,062
05/31/23	$18,368	$23,162
06/30/23	$19,337	$24,693
07/31/23	$19,796	$25,486
08/31/23	$19,453	$25,080
09/30/23	$18,683	$23,884
10/31/23	$18,336	$23,382
11/30/23	$19,680	$25,518
12/31/23	$20,408	$26,677
01/31/24	$20,653	$27,125
02/29/24	$21,508	$28,573
03/31/24	$22,051	$29,493
04/30/24	$21,258	$28,288
05/31/24	$22,075	$29,691
06/30/24	$22,777	$30,756
07/31/24	$22,815	$31,131
08/31/24	$23,233	$31,886
09/30/24	$23,738	$32,567
10/31/24	$23,599	$32,271
11/30/24	$24,843	$34,166
12/31/24	$24,432	$33,351
01/31/25	$25,098	$34,280
02/28/25	$24,542	$33,833
03/31/25	$23,244	$31,926
04/30/25	$23,269	$31,710
05/31/25	$24,637	$33,706
06/30/25	$25,950	$35,420
07/31/25	$26,487	$36,215
08/31/25	$26,873	$36,949
09/30/25	$27,956	$38,298
10/31/25	$28,567	$39,194

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	21.05	13.39	11.07
Class C with sales charge	20.05	13.39	11.07
S&P 500 Total Return Index	21.39	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,286,129,299
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 19,944,374
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$3,286,129,299	147	36%	$19,944,374

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	34.6
Financials	11.6
Communication Services	11.6
Consumer Discretionary	10.0
Industrials	7.9
Health Care	6.9
Consumer Staples	4.0
Utilities	3.4
Energy	2.9
Other	2.5
Materials	2.3
Real Estate	0.8

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.1
Microsoft Corp.	6.0
Apple, Inc.	5.9
Alphabet, Inc. - Class A	4.2
Amazon.com, Inc.	4.1
Broadcom, Inc.	2.8
Meta Platforms, Inc. - Class A	2.3
Tesla, Inc.	1.8
JPMorgan Chase & Co.	1.7
Visa, Inc. - Class A	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011365
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Fund
Class Name	Class I
Trading Symbol	CGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund performed in line with its benchmark, as AI innovation and the critical infrastructure buildout drove strength in the US equity market. The Fund’s positive results were broad-based but certainly benefited from the strength of large-cap technology stalwarts associated with AI, which continued to deliver impressive results throughout the year. While we continue to favor these businesses, we remain vigilant to downside risks, including changes in demand trends as the AI buildout evolves. We believe the combination of common stocks and convertible securities allows us to manage risk-reward across security selections, sector positioning, and overall portfolio metrics. Not surprisingly, the Fund’s multi-asset structure provided advantages in navigating the sharp policy-driven volatility of early spring. On August 22, 2025, Calamos Dividend Growth Fund transferred all of its assets into Calamos Growth and Income Fund. This transaction is expected to be a tax-free reorganization for US federal income tax purposes.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Total Return Index
10/31/15	$1,000,000	$999,999
11/30/15	$999,023	$1,002,973
12/31/15	$988,228	$987,154
01/31/16	$940,727	$938,168
02/29/16	$933,154	$936,902
03/31/16	$982,975	$1,000,459
04/30/16	$989,539	$1,004,339
05/31/16	$1,005,087	$1,022,374
06/30/16	$999,523	$1,025,024
07/31/16	$1,028,388	$1,062,815
08/31/16	$1,032,910	$1,064,308
09/30/16	$1,036,617	$1,064,507
10/31/16	$1,024,318	$1,045,090
11/30/16	$1,046,105	$1,083,795
12/31/16	$1,062,002	$1,105,216
01/31/17	$1,076,489	$1,126,178
02/28/17	$1,111,035	$1,170,897
03/31/17	$1,112,076	$1,172,260
04/30/17	$1,126,276	$1,184,300
05/31/17	$1,141,971	$1,200,966
06/30/17	$1,144,001	$1,208,462
07/31/17	$1,167,310	$1,233,312
08/31/17	$1,169,565	$1,237,088
09/30/17	$1,182,744	$1,262,607
10/31/17	$1,205,758	$1,292,069
11/30/17	$1,229,148	$1,331,697
12/31/17	$1,238,739	$1,346,503
01/31/18	$1,310,684	$1,423,595
02/28/18	$1,272,501	$1,371,127
03/31/18	$1,247,260	$1,336,282
04/30/18	$1,248,872	$1,341,409
05/31/18	$1,275,478	$1,373,713
06/30/18	$1,276,444	$1,382,168
07/31/18	$1,315,295	$1,433,605
08/31/18	$1,350,505	$1,480,317
09/30/18	$1,353,182	$1,488,743
10/31/18	$1,271,478	$1,386,988
11/30/18	$1,293,835	$1,415,252
12/31/18	$1,193,760	$1,287,469
01/31/19	$1,278,088	$1,390,640
02/28/19	$1,311,467	$1,435,291
03/31/19	$1,331,423	$1,463,181
04/30/19	$1,381,682	$1,522,424
05/31/19	$1,312,024	$1,425,677
06/30/19	$1,385,747	$1,526,154
07/31/19	$1,403,428	$1,548,090
08/31/19	$1,383,979	$1,523,566
09/30/19	$1,395,035	$1,552,073
10/31/19	$1,421,666	$1,585,689
11/30/19	$1,463,388	$1,643,248
12/31/19	$1,507,712	$1,692,846
01/31/20	$1,506,340	$1,692,182
02/29/20	$1,405,308	$1,552,884
03/31/20	$1,262,670	$1,361,082
04/30/20	$1,403,835	$1,535,564
05/31/20	$1,477,866	$1,608,699
06/30/20	$1,516,173	$1,640,694
07/31/20	$1,592,236	$1,733,204
08/31/20	$1,697,340	$1,857,787
09/30/20	$1,637,179	$1,787,196
10/31/20	$1,602,523	$1,739,670
11/30/20	$1,772,109	$1,930,100
12/31/20	$1,850,134	$2,004,310
01/31/21	$1,826,378	$1,984,074
02/28/21	$1,895,271	$2,038,784
03/31/21	$1,932,863	$2,128,074
04/30/21	$2,032,241	$2,241,647
05/31/21	$2,035,569	$2,257,303
06/30/21	$2,071,145	$2,310,001
07/31/21	$2,103,053	$2,364,873
08/31/21	$2,149,724	$2,436,779
09/30/21	$2,065,524	$2,323,446
10/31/21	$2,195,782	$2,486,229
11/30/21	$2,169,540	$2,469,003
12/31/21	$2,246,451	$2,579,654
01/31/22	$2,133,295	$2,446,166
02/28/22	$2,080,253	$2,372,922
03/31/22	$2,133,830	$2,461,029
04/30/22	$1,963,892	$2,246,423
05/31/22	$1,962,881	$2,250,543
06/30/22	$1,817,270	$2,064,775
07/31/22	$1,951,601	$2,255,156
08/31/22	$1,889,251	$2,163,188
09/30/22	$1,738,960	$1,963,959
10/31/22	$1,854,281	$2,122,964
11/30/22	$1,936,581	$2,241,606
12/31/22	$1,835,603	$2,112,456
01/31/23	$1,937,992	$2,245,191
02/28/23	$1,888,381	$2,190,409
03/31/23	$1,946,436	$2,270,828
04/30/23	$1,977,047	$2,306,273
05/31/23	$1,981,269	$2,316,298
06/30/23	$2,087,518	$2,469,349
07/31/23	$2,138,820	$2,548,675
08/31/23	$2,103,914	$2,508,098
09/30/23	$2,022,378	$2,388,516
10/31/23	$1,986,321	$2,338,293
11/30/23	$2,133,731	$2,551,840
12/31/23	$2,214,532	$2,667,771
01/31/24	$2,243,250	$2,712,601
02/29/24	$2,337,685	$2,857,443
03/31/24	$2,399,005	$2,949,380
04/30/24	$2,314,432	$2,828,912
05/31/24	$2,405,638	$2,969,184
06/30/24	$2,483,386	$3,075,724
07/31/24	$2,490,029	$3,113,163
08/31/24	$2,538,191	$3,188,677
09/30/24	$2,595,453	$3,256,778
10/31/24	$2,582,138	$3,227,245
11/30/24	$2,720,843	$3,416,687
12/31/24	$2,678,110	$3,335,239
01/31/25	$2,753,148	$3,428,117
02/28/25	$2,693,816	$3,383,388
03/31/25	$2,554,210	$3,192,753
04/30/25	$2,558,863	$3,171,102
05/31/25	$2,711,267	$3,370,708
06/30/25	$2,858,369	$3,542,116
07/31/25	$2,919,532	$3,621,611
08/31/25	$2,965,550	$3,695,028
09/30/25	$3,087,111	$3,829,896
10/31/25	$3,157,127	$3,919,568

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class I	22.27	14.52	12.18
S&P 500 Total Return Index	21.39	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,286,129,299
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 19,944,374
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$3,286,129,299	147	36%	$19,944,374

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	34.6
Financials	11.6
Communication Services	11.6
Consumer Discretionary	10.0
Industrials	7.9
Health Care	6.9
Consumer Staples	4.0
Utilities	3.4
Energy	2.9
Other	2.5
Materials	2.3
Real Estate	0.8

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.1
Microsoft Corp.	6.0
Apple, Inc.	5.9
Alphabet, Inc. - Class A	4.2
Amazon.com, Inc.	4.1
Broadcom, Inc.	2.8
Meta Platforms, Inc. - Class A	2.3
Tesla, Inc.	1.8
JPMorgan Chase & Co.	1.7
Visa, Inc. - Class A	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000220407
Shareholder Report [Line Items]
Fund Name	Calamos Growth and Income Fund
Class Name	Class R6
Trading Symbol	CGIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Growth and Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$81	0.73%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund performed in line with its benchmark, as AI innovation and the critical infrastructure buildout drove strength in the US equity market. The Fund’s positive results were broad-based but certainly benefited from the strength of large-cap technology stalwarts associated with AI, which continued to deliver impressive results throughout the year. While we continue to favor these businesses, we remain vigilant to downside risks, including changes in demand trends as the AI buildout evolves. We believe the combination of common stocks and convertible securities allows us to manage risk-reward across security selections, sector positioning, and overall portfolio metrics. Not surprisingly, the Fund’s multi-asset structure provided advantages in navigating the sharp policy-driven volatility of early spring. On August 22, 2025, Calamos Dividend Growth Fund transferred all of its assets into Calamos Growth and Income Fund. This transaction is expected to be a tax-free reorganization for US federal income tax purposes.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	S&P 500 Total Return Index
06/23/20	$10,000	$9,999
06/30/20	$9,898	$9,902
07/31/20	$10,394	$10,461
08/31/20	$11,080	$11,212
09/30/20	$10,689	$10,786
10/31/20	$10,463	$10,500
11/30/20	$11,570	$11,649
12/31/20	$12,082	$12,097
01/31/21	$11,930	$11,975
02/28/21	$12,379	$12,305
03/31/21	$12,624	$12,844
04/30/21	$13,273	$13,529
05/31/21	$13,295	$13,624
06/30/21	$13,529	$13,942
07/31/21	$13,741	$14,273
08/31/21	$14,046	$14,707
09/30/21	$13,495	$14,023
10/31/21	$14,349	$15,005
11/30/21	$14,178	$14,901
12/31/21	$14,683	$15,569
01/31/22	$13,944	$14,764
02/28/22	$13,597	$14,322
03/31/22	$13,947	$14,853
04/30/22	$12,836	$13,558
05/31/22	$12,833	$13,583
06/30/22	$11,881	$12,462
07/31/22	$12,759	$13,611
08/31/22	$12,351	$13,056
09/30/22	$11,372	$11,853
10/31/22	$12,125	$12,813
11/30/22	$12,664	$13,529
12/31/22	$12,006	$12,750
01/31/23	$12,679	$13,551
02/28/23	$12,351	$13,220
03/31/23	$12,734	$13,705
04/30/23	$12,934	$13,919
05/31/23	$12,965	$13,980
06/30/23	$13,659	$14,904
07/31/23	$13,995	$15,382
08/31/23	$13,766	$15,137
09/30/23	$13,235	$14,416
10/31/23	$13,000	$14,113
11/30/23	$13,964	$15,401
12/31/23	$14,495	$16,101
01/31/24	$14,683	$16,372
02/29/24	$15,304	$17,246
03/31/24	$15,705	$17,801
04/30/24	$15,151	$17,074
05/31/24	$15,748	$17,920
06/30/24	$16,263	$18,563
07/31/24	$16,307	$18,789
08/31/24	$16,618	$19,245
09/30/24	$16,996	$19,656
10/31/24	$16,909	$19,478
11/30/24	$17,821	$20,621
12/31/24	$17,541	$20,130
01/31/25	$18,032	$20,690
02/28/25	$17,647	$20,420
03/31/25	$16,733	$19,270
04/30/25	$16,764	$19,139
05/31/25	$17,765	$20,344
06/30/25	$18,732	$21,378
07/31/25	$19,132	$21,858
08/31/25	$19,434	$22,301
09/30/25	$20,229	$23,115
10/31/25	$20,692	$23,656

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	SINCE INCEPTION 6/23/20
Class R6	22.37	14.61	14.54
S&P 500 Total Return Index	21.39	17.64	17.44

Performance Inception Date	Jun. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 3,286,129,299
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 19,944,374
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$3,286,129,299	147	36%	$19,944,374

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	34.6
Financials	11.6
Communication Services	11.6
Consumer Discretionary	10.0
Industrials	7.9
Health Care	6.9
Consumer Staples	4.0
Utilities	3.4
Energy	2.9
Other	2.5
Materials	2.3
Real Estate	0.8

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.1
Microsoft Corp.	6.0
Apple, Inc.	5.9
Alphabet, Inc. - Class A	4.2
Amazon.com, Inc.	4.1
Broadcom, Inc.	2.8
Meta Platforms, Inc. - Class A	2.3
Tesla, Inc.	1.8
JPMorgan Chase & Co.	1.7
Visa, Inc. - Class A	1.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011370
Shareholder Report [Line Items]
Fund Name	Calamos Growth Fund
Class Name	Class A
Trading Symbol	CVGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$145	1.28%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong gains during a year that tested investors’ convictions with sharp volatility before rewarding disciplined strategies. The market navigated significant turbulence in April as tariff uncertainties sparked intense selling pressure but demonstrated remarkable resilience by staging a robust V-shaped recovery supported by accommodative Fed policy, pro-growth tax legislation, and sustained corporate earnings momentum. The Fund’s performance benefited from its positioning in AI and technology stalwarts that continued to deliver impressive results throughout the year, but it also saw strong performance from consistent growth businesses in consumer staples and financials. In contrast, the energy and the materials sectors each finished in negative territory for the reporting period, and  were drags on the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	S&P 500 Total Return Index
10/31/15	$9,526	$10,000
11/30/15	$9,524	$10,029
12/31/15	$9,353	$9,871
01/31/16	$8,663	$9,381
02/29/16	$8,476	$9,369
03/31/16	$8,991	$10,004
04/30/16	$8,919	$10,043
05/31/16	$9,136	$10,223
06/30/16	$8,910	$10,250
07/31/16	$9,332	$10,628
08/31/16	$9,190	$10,643
09/30/16	$9,256	$10,645
10/31/16	$9,073	$10,451
11/30/16	$9,154	$10,838
12/31/16	$9,153	$11,052
01/31/17	$9,558	$11,261
02/28/17	$9,852	$11,709
03/31/17	$9,978	$11,722
04/30/17	$10,181	$11,843
05/31/17	$10,376	$12,009
06/30/17	$10,442	$12,084
07/31/17	$10,645	$12,333
08/31/17	$10,714	$12,370
09/30/17	$10,871	$12,626
10/31/17	$11,141	$12,920
11/30/17	$11,438	$13,317
12/31/17	$11,587	$13,465
01/31/18	$12,436	$14,235
02/28/18	$12,108	$13,711
03/31/18	$11,834	$13,362
04/30/18	$11,916	$13,414
05/31/18	$12,283	$13,737
06/30/18	$12,276	$13,821
07/31/18	$12,611	$14,336
08/31/18	$13,057	$14,803
09/30/18	$12,936	$14,887
10/31/18	$11,823	$13,869
11/30/18	$11,951	$14,152
12/31/18	$10,907	$12,874
01/31/19	$11,944	$13,906
02/28/19	$12,346	$14,352
03/31/19	$12,621	$14,631
04/30/19	$13,198	$15,224
05/31/19	$12,613	$14,256
06/30/19	$13,349	$15,261
07/31/19	$13,608	$15,480
08/31/19	$13,378	$15,235
09/30/19	$13,295	$15,520
10/31/19	$13,474	$15,856
11/30/19	$14,110	$16,432
12/31/19	$14,300	$16,928
01/31/20	$14,617	$16,921
02/29/20	$13,570	$15,528
03/31/20	$11,638	$13,610
04/30/20	$13,249	$15,355
05/31/20	$14,397	$16,086
06/30/20	$15,049	$16,406
07/31/20	$15,806	$17,331
08/31/20	$17,289	$18,577
09/30/20	$16,522	$17,871
10/31/20	$16,050	$17,396
11/30/20	$18,083	$19,300
12/31/20	$19,009	$20,042
01/31/21	$18,973	$19,840
02/28/21	$19,586	$20,387
03/31/21	$19,581	$21,280
04/30/21	$20,741	$22,416
05/31/21	$20,347	$22,572
06/30/21	$21,497	$23,099
07/31/21	$21,880	$23,648
08/31/21	$22,697	$24,367
09/30/21	$21,568	$23,234
10/31/21	$23,433	$24,861
11/30/21	$23,264	$24,689
12/31/21	$23,432	$25,796
01/31/22	$21,088	$24,461
02/28/22	$20,287	$23,728
03/31/22	$21,025	$24,609
04/30/22	$18,248	$22,463
05/31/22	$17,586	$22,505
06/30/22	$16,180	$20,647
07/31/22	$17,931	$22,551
08/31/22	$17,125	$21,631
09/30/22	$15,477	$19,639
10/31/22	$16,267	$21,229
11/30/22	$16,941	$22,415
12/31/22	$15,621	$21,124
01/31/23	$16,854	$22,451
02/28/23	$16,566	$21,903
03/31/23	$17,574	$22,707
04/30/23	$17,816	$23,062
05/31/23	$18,646	$23,162
06/30/23	$19,896	$24,693
07/31/23	$20,408	$25,486
08/31/23	$20,166	$25,080
09/30/23	$18,997	$23,884
10/31/23	$18,703	$23,382
11/30/23	$20,667	$25,518
12/31/23	$21,491	$26,677
01/31/24	$22,129	$27,125
02/29/24	$23,663	$28,573
03/31/24	$24,169	$29,493
04/30/24	$23,242	$28,288
05/31/24	$24,512	$29,691
06/30/24	$26,029	$30,756
07/31/24	$25,409	$31,131
08/31/24	$26,017	$31,886
09/30/24	$26,672	$32,567
10/31/24	$26,642	$32,271
11/30/24	$28,478	$34,166
12/31/24	$28,420	$33,351
01/31/25	$29,196	$34,280
02/28/25	$28,010	$33,833
03/31/25	$25,408	$31,926
04/30/25	$25,863	$31,710
05/31/25	$28,305	$33,706
06/30/25	$30,305	$35,420
07/31/25	$31,138	$36,215
08/31/25	$31,497	$36,949
09/30/25	$32,458	$38,298
10/31/25	$33,612	$39,194

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	26.16	15.93	13.44
Class A with sales charge	20.16	14.81	12.89
S&P 500 Total Return Index	21.39	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,761,866,172
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 14,276,064
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,761,866,172	137	54%	$14,276,064

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	46.6
Communication Services	18.3
Consumer Discretionary	15.1
Health Care	7.8
Financials	5.0
Industrials	4.4
Consumer Staples	1.4
Materials	1.0

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	12.3
Microsoft Corp.	8.5
Alphabet, Inc. - Class A	8.2
Amazon.com, Inc.	8.1
Apple, Inc.	7.1
Meta Platforms, Inc. - Class A	3.9
Broadcom, Inc.	3.8
Visa, Inc. - Class A	3.0
Netflix, Inc.	2.7
Eli Lilly & Co.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011372
Shareholder Report [Line Items]
Fund Name	Calamos Growth Fund
Class Name	Class C
Trading Symbol	CVGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$229	2.03%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong gains during a year that tested investors’ convictions with sharp volatility before rewarding disciplined strategies. The market navigated significant turbulence in April as tariff uncertainties sparked intense selling pressure but demonstrated remarkable resilience by staging a robust V-shaped recovery supported by accommodative Fed policy, pro-growth tax legislation, and sustained corporate earnings momentum. The Fund’s performance benefited from its positioning in AI and technology stalwarts that continued to deliver impressive results throughout the year, but it also saw strong performance from consistent growth businesses in consumer staples and financials. In contrast, the energy and the materials sectors each finished in negative territory for the reporting period, and  were drags on the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	S&P 500 Total Return Index
10/31/15	$10,000	$10,000
11/30/15	$9,994	$10,029
12/31/15	$9,809	$9,871
01/31/16	$9,078	$9,381
02/29/16	$8,876	$9,369
03/31/16	$9,410	$10,004
04/30/16	$9,329	$10,043
05/31/16	$9,549	$10,223
06/30/16	$9,307	$10,250
07/31/16	$9,742	$10,628
08/31/16	$9,589	$10,643
09/30/16	$9,652	$10,645
10/31/16	$9,455	$10,451
11/30/16	$9,535	$10,838
12/31/16	$9,525	$11,052
01/31/17	$9,938	$11,261
02/28/17	$10,242	$11,709
03/31/17	$10,366	$11,722
04/30/17	$10,570	$11,843
05/31/17	$10,765	$12,009
06/30/17	$10,827	$12,084
07/31/17	$11,031	$12,333
08/31/17	$11,098	$12,370
09/30/17	$11,250	$12,626
10/31/17	$11,520	$12,920
11/30/17	$11,824	$13,317
12/31/17	$11,968	$13,465
01/31/18	$12,841	$14,235
02/28/18	$12,494	$13,711
03/31/18	$12,205	$13,362
04/30/18	$12,280	$13,414
05/31/18	$12,650	$13,737
06/30/18	$12,633	$13,821
07/31/18	$12,968	$14,336
08/31/18	$13,425	$14,803
09/30/18	$13,292	$14,887
10/31/18	$12,136	$13,869
11/30/18	$12,263	$14,152
12/31/18	$11,178	$12,874
01/31/19	$12,239	$13,906
02/28/19	$12,645	$14,352
03/31/19	$12,916	$14,631
04/30/19	$13,503	$15,224
05/31/19	$12,893	$14,256
06/30/19	$13,645	$15,261
07/31/19	$13,894	$15,480
08/31/19	$13,653	$15,235
09/30/19	$13,555	$15,520
10/31/19	$13,736	$15,856
11/30/19	$14,375	$16,432
12/31/19	$14,560	$16,928
01/31/20	$14,872	$16,921
02/29/20	$13,792	$15,528
03/31/20	$11,827	$13,610
04/30/20	$13,452	$15,355
05/31/20	$14,613	$16,086
06/30/20	$15,266	$16,406
07/31/20	$16,025	$17,331
08/31/20	$17,516	$18,577
09/30/20	$16,721	$17,871
10/31/20	$16,239	$17,396
11/30/20	$18,285	$19,300
12/31/20	$19,209	$20,042
01/31/21	$19,164	$19,840
02/28/21	$19,763	$20,387
03/31/21	$19,752	$21,280
04/30/21	$20,906	$22,416
05/31/21	$20,496	$22,572
06/30/21	$21,639	$23,099
07/31/21	$22,016	$23,648
08/31/21	$22,815	$24,367
09/30/21	$21,672	$23,234
10/31/21	$23,536	$24,861
11/30/21	$23,348	$24,689
12/31/21	$23,502	$25,796
01/31/22	$21,136	$24,461
02/28/22	$20,327	$23,728
03/31/22	$21,048	$24,609
04/30/22	$18,255	$22,463
05/31/22	$17,579	$22,505
06/30/22	$16,168	$20,647
07/31/22	$17,902	$22,551
08/31/22	$17,094	$21,631
09/30/22	$15,433	$19,639
10/31/22	$16,212	$21,229
11/30/22	$16,873	$22,415
12/31/22	$15,550	$21,124
01/31/23	$16,770	$22,451
02/28/23	$16,462	$21,903
03/31/23	$17,461	$22,707
04/30/23	$17,696	$23,062
05/31/23	$18,505	$23,162
06/30/23	$19,725	$24,693
07/31/23	$20,224	$25,486
08/31/23	$19,975	$25,080
09/30/23	$18,799	$23,884
10/31/23	$18,505	$23,382
11/30/23	$20,430	$25,518
12/31/23	$21,237	$26,677
01/31/24	$21,849	$27,125
02/29/24	$23,353	$28,573
03/31/24	$23,832	$29,493
04/30/24	$22,907	$28,288
05/31/24	$24,146	$29,691
06/30/24	$25,617	$30,756
07/31/24	$24,989	$31,131
08/31/24	$25,584	$31,886
09/30/24	$26,196	$32,567
10/31/24	$26,162	$32,271
11/30/24	$27,947	$34,166
12/31/24	$27,869	$33,351
01/31/25	$28,607	$34,280
02/28/25	$27,431	$33,833
03/31/25	$24,859	$31,926
04/30/25	$25,298	$31,710
05/31/25	$27,670	$33,706
06/30/25	$29,604	$35,420
07/31/25	$30,401	$36,215
08/31/25	$30,740	$36,949
09/30/25	$31,657	$38,298
10/31/25	$32,754	$39,194

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	25.19	15.06	12.60
Class C with sales charge	24.19	15.06	12.60
S&P 500 Total Return Index	21.39	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,761,866,172
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 14,276,064
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,761,866,172	137	54%	$14,276,064

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	46.6
Communication Services	18.3
Consumer Discretionary	15.1
Health Care	7.8
Financials	5.0
Industrials	4.4
Consumer Staples	1.4
Materials	1.0

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	12.3
Microsoft Corp.	8.5
Alphabet, Inc. - Class A	8.2
Amazon.com, Inc.	8.1
Apple, Inc.	7.1
Meta Platforms, Inc. - Class A	3.9
Broadcom, Inc.	3.8
Visa, Inc. - Class A	3.0
Netflix, Inc.	2.7
Eli Lilly & Co.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011373
Shareholder Report [Line Items]
Fund Name	Calamos Growth Fund
Class Name	Class I
Trading Symbol	CGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$117	1.03%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong gains during a year that tested investors’ convictions with sharp volatility before rewarding disciplined strategies. The market navigated significant turbulence in April as tariff uncertainties sparked intense selling pressure but demonstrated remarkable resilience by staging a robust V-shaped recovery supported by accommodative Fed policy, pro-growth tax legislation, and sustained corporate earnings momentum. The Fund’s performance benefited from its positioning in AI and technology stalwarts that continued to deliver impressive results throughout the year, but it also saw strong performance from consistent growth businesses in consumer staples and financials. In contrast, the energy and the materials sectors each finished in negative territory for the reporting period, and  were drags on the Fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Total Return Index
10/31/15	$1,000,000	$999,999
11/30/15	$1,000,000	$1,002,973
12/31/15	$982,381	$987,154
01/31/16	$910,033	$938,168
02/29/16	$890,622	$936,902
03/31/16	$945,073	$1,000,459
04/30/16	$937,510	$1,004,339
05/31/16	$960,450	$1,022,374
06/30/16	$937,006	$1,025,024
07/31/16	$981,625	$1,062,815
08/31/16	$967,004	$1,064,308
09/30/16	$974,063	$1,064,507
10/31/16	$954,904	$1,045,090
11/30/16	$963,727	$1,083,795
12/31/16	$963,655	$1,105,216
01/31/17	$1,006,322	$1,126,178
02/28/17	$1,037,802	$1,170,897
03/31/17	$1,051,070	$1,172,260
04/30/17	$1,072,924	$1,184,300
05/31/17	$1,093,477	$1,200,966
06/30/17	$1,101,022	$1,208,462
07/31/17	$1,122,356	$1,233,312
08/31/17	$1,129,901	$1,237,088
09/30/17	$1,146,551	$1,262,607
10/31/17	$1,175,430	$1,292,069
11/30/17	$1,207,170	$1,331,697
12/31/17	$1,222,905	$1,346,503
01/31/18	$1,312,926	$1,423,595
02/28/18	$1,278,701	$1,371,127
03/31/18	$1,249,941	$1,336,282
04/30/18	$1,258,569	$1,341,409
05/31/18	$1,297,971	$1,373,713
06/30/18	$1,297,396	$1,382,168
07/31/18	$1,333,059	$1,433,605
08/31/18	$1,380,802	$1,480,317
09/30/18	$1,368,147	$1,488,743
10/31/18	$1,250,803	$1,386,988
11/30/18	$1,264,321	$1,415,252
12/31/18	$1,153,984	$1,287,469
01/31/19	$1,264,396	$1,390,640
02/28/19	$1,307,136	$1,435,291
03/31/19	$1,336,277	$1,463,181
04/30/19	$1,397,797	$1,522,424
05/31/19	$1,335,953	$1,425,677
06/30/19	$1,414,310	$1,526,154
07/31/19	$1,442,156	$1,548,090
08/31/19	$1,417,872	$1,523,566
09/30/19	$1,409,453	$1,552,073
10/31/19	$1,428,881	$1,585,689
11/30/19	$1,496,552	$1,643,248
12/31/19	$1,516,809	$1,692,846
01/31/20	$1,551,101	$1,692,182
02/29/20	$1,439,912	$1,552,884
03/31/20	$1,235,200	$1,361,082
04/30/20	$1,407,006	$1,535,564
05/31/20	$1,528,932	$1,608,699
06/30/20	$1,598,555	$1,640,694
07/31/20	$1,679,262	$1,733,204
08/31/20	$1,837,213	$1,857,787
09/30/20	$1,755,813	$1,787,196
10/31/20	$1,705,934	$1,739,670
11/30/20	$1,922,769	$1,930,100
12/31/20	$2,021,711	$2,004,310
01/31/21	$2,018,352	$1,984,074
02/28/21	$2,084,038	$2,038,784
03/31/21	$2,083,664	$2,128,074
04/30/21	$2,207,945	$2,241,647
05/31/21	$2,166,145	$2,257,303
06/30/21	$2,288,933	$2,310,001
07/31/21	$2,330,360	$2,364,873
08/31/21	$2,417,693	$2,436,779
09/30/21	$2,297,890	$2,323,446
10/31/21	$2,497,561	$2,486,229
11/30/21	$2,480,020	$2,469,003
12/31/21	$2,498,281	$2,579,654
01/31/22	$2,248,655	$2,446,166
02/28/22	$2,163,694	$2,372,922
03/31/22	$2,242,991	$2,461,029
04/30/22	$1,947,648	$2,246,423
05/31/22	$1,877,251	$2,250,543
06/30/22	$1,727,556	$2,064,775
07/31/22	$1,914,877	$2,255,156
08/31/22	$1,828,701	$2,163,188
09/30/22	$1,653,518	$1,963,959
10/31/22	$1,737,671	$2,122,964
11/30/22	$1,810,495	$2,241,606
12/31/22	$1,669,701	$2,112,456
01/31/23	$1,801,594	$2,245,191
02/28/23	$1,771,251	$2,190,409
03/31/23	$1,879,274	$2,270,828
04/30/23	$1,905,976	$2,306,273
05/31/23	$1,994,579	$2,316,298
06/30/23	$2,129,304	$2,469,349
07/31/23	$2,184,327	$2,548,675
08/31/23	$2,159,243	$2,508,098
09/30/23	$2,034,228	$2,388,516
10/31/23	$2,003,075	$2,338,293
11/30/23	$2,213,861	$2,551,840
12/31/23	$2,302,443	$2,667,771
01/31/24	$2,371,545	$2,712,601
02/29/24	$2,536,808	$2,857,443
03/31/24	$2,590,924	$2,949,380
04/30/24	$2,492,266	$2,828,912
05/31/24	$2,629,638	$2,969,184
06/30/24	$2,792,404	$3,075,724
07/31/24	$2,726,632	$3,113,163
08/31/24	$2,792,404	$3,188,677
09/30/24	$2,863,171	$3,256,778
10/31/24	$2,861,090	$3,227,245
11/30/24	$3,058,406	$3,416,687
12/31/24	$3,052,735	$3,335,239
01/31/25	$3,136,799	$3,428,117
02/28/25	$3,009,837	$3,383,388
03/31/25	$2,730,779	$3,192,753
04/30/25	$2,780,611	$3,171,102
05/31/25	$3,044,069	$3,370,708
06/30/25	$3,258,995	$3,542,116
07/31/25	$3,349,992	$3,621,611
08/31/25	$3,388,991	$3,695,028
09/30/25	$3,493,421	$3,829,896
10/31/25	$3,618,217	$3,919,568

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class I	26.46	16.23	13.72
S&P 500 Total Return Index	21.39	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,761,866,172
Holdings Count | Holding	137
Advisory Fees Paid, Amount	$ 14,276,064
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,761,866,172	137	54%	$14,276,064

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	46.6
Communication Services	18.3
Consumer Discretionary	15.1
Health Care	7.8
Financials	5.0
Industrials	4.4
Consumer Staples	1.4
Materials	1.0

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	12.3
Microsoft Corp.	8.5
Alphabet, Inc. - Class A	8.2
Amazon.com, Inc.	8.1
Apple, Inc.	7.1
Meta Platforms, Inc. - Class A	3.9
Broadcom, Inc.	3.8
Visa, Inc. - Class A	3.0
Netflix, Inc.	2.7
Eli Lilly & Co.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011346
Shareholder Report [Line Items]
Fund Name	Calamos High Income Opportunities Fund
Class Name	Class A
Trading Symbol	CHYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund captured most of the Bloomberg US High Yield 2% Issuer Capped Index's gains. The period was marked by significant volatility, beginning with tariff-driven spread widening in early 2025, which tested the Fund’s defensive positioning. As policy uncertainty subsided and the Federal Reserve resumed rate cuts, credit markets rallied strongly in the second and third quarters. The Fund’s disciplined approach and a commitment to being adequately compensated for risk enabled it to prudently navigate the challenging environment. The team’s migration toward higher credit quality during periods of tight spreads helped manage downside risk during April’s volatility. Security selection in communications and energy supported performance, while an underweight in lower-rated credits weighed on returns as the market favored risk-taking in the recovery phase. The Fund maintains attractive yields while positioning for resilience.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$9,525	$9,999
11/30/15	$9,332	$9,973
12/31/15	$9,107	$9,941
01/31/16	$8,903	$10,078
02/29/16	$8,959	$10,149
03/31/16	$9,212	$10,242
04/30/16	$9,461	$10,282
05/31/16	$9,480	$10,284
06/30/16	$9,533	$10,469
07/31/16	$9,785	$10,535
08/31/16	$9,940	$10,523
09/30/16	$10,000	$10,517
10/31/16	$10,026	$10,436
11/30/16	$10,011	$10,190
12/31/16	$10,194	$10,204
01/31/17	$10,325	$10,224
02/28/17	$10,436	$10,293
03/31/17	$10,359	$10,287
04/30/17	$10,526	$10,367
05/31/17	$10,580	$10,447
06/30/17	$10,596	$10,436
07/31/17	$10,700	$10,481
08/31/17	$10,712	$10,575
09/30/17	$10,782	$10,525
10/31/17	$10,810	$10,531
11/30/17	$10,760	$10,517
12/31/17	$10,810	$10,565
01/31/18	$10,898	$10,444
02/28/18	$10,777	$10,345
03/31/18	$10,658	$10,411
04/30/18	$10,738	$10,334
05/31/18	$10,757	$10,407
06/30/18	$10,802	$10,395
07/31/18	$10,916	$10,397
08/31/18	$10,998	$10,464
09/30/18	$11,078	$10,397
10/31/18	$10,838	$10,314
11/30/18	$10,687	$10,376
12/31/18	$10,344	$10,567
01/31/19	$10,876	$10,679
02/28/19	$11,085	$10,673
03/31/19	$11,160	$10,878
04/30/19	$11,341	$10,880
05/31/19	$11,175	$11,073
06/30/19	$11,406	$11,213
07/31/19	$11,449	$11,237
08/31/19	$11,437	$11,528
09/30/19	$11,444	$11,467
10/31/19	$11,472	$11,502
11/30/19	$11,516	$11,496
12/31/19	$11,822	$11,488
01/31/20	$11,835	$11,709
02/29/20	$11,644	$11,920
03/31/20	$10,027	$11,849
04/30/20	$10,399	$12,060
05/31/20	$10,895	$12,116
06/30/20	$11,044	$12,192
07/31/20	$11,499	$12,375
08/31/20	$11,677	$12,275
09/30/20	$11,575	$12,268
10/31/20	$11,601	$12,213
11/30/20	$12,135	$12,333
12/31/20	$12,387	$12,350
01/31/21	$12,472	$12,261
02/28/21	$12,587	$12,084
03/31/21	$12,656	$11,934
04/30/21	$12,797	$12,028
05/31/21	$12,845	$12,067
06/30/21	$12,998	$12,152
07/31/21	$13,046	$12,288
08/31/21	$13,100	$12,264
09/30/21	$13,098	$12,158
10/31/21	$13,096	$12,155
11/30/21	$12,972	$12,191
12/31/21	$13,185	$12,160
01/31/22	$12,891	$11,898
02/28/22	$12,754	$11,765
03/31/22	$12,682	$11,438
04/30/22	$12,282	$11,004
05/31/22	$12,236	$11,075
06/30/22	$11,507	$10,901
07/31/22	$12,078	$11,168
08/31/22	$11,862	$10,852
09/30/22	$11,391	$10,383
10/31/22	$11,699	$10,249
11/30/22	$11,888	$10,626
12/31/22	$11,820	$10,578
01/31/23	$12,251	$10,903
02/28/23	$12,099	$10,621
03/31/23	$12,120	$10,891
04/30/23	$12,261	$10,957
05/31/23	$12,145	$10,838
06/30/23	$12,367	$10,799
07/31/23	$12,562	$10,791
08/31/23	$12,629	$10,723
09/30/23	$12,492	$10,450
10/31/23	$12,309	$10,285
11/30/23	$12,789	$10,751
12/31/23	$13,267	$11,162
01/31/24	$13,289	$11,132
02/29/24	$13,339	$10,974
03/31/24	$13,482	$11,076
04/30/24	$13,366	$10,796
05/31/24	$13,509	$10,979
06/30/24	$13,604	$11,083
07/31/24	$13,853	$11,342
08/31/24	$14,028	$11,505
09/30/24	$14,230	$11,659
10/31/24	$14,178	$11,370
11/30/24	$14,359	$11,490
12/31/24	$14,299	$11,302
01/31/25	$14,470	$11,362
02/28/25	$14,542	$11,612
03/31/25	$14,409	$11,616
04/30/25	$14,357	$11,662
05/31/25	$14,583	$11,578
06/30/25	$14,808	$11,756
07/31/25	$14,843	$11,725
08/31/25	$15,014	$11,866
09/30/25	$15,106	$11,995
10/31/25	$15,120	$12,070

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	6.65	5.44	4.73
Class A with sales charge	4.24	4.97	4.22
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,286,798
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 215,334
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$35,286,798	484	39%	$215,334

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Consumer Discretionary	21.4
Financials	13.7
Energy	12.9
Industrials	10.6
Communication Services	9.3
Consumer Staples	7.2
Health Care	5.2
Materials	4.7
Information Technology	4.6
Other	2.8
Utilities	1.4
Airlines	1.2
Special Purpose Acquisition Companies	0.5
Real Estate	0.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Bausch Health Cos., Inc., 10.215%, 10/08/30	0.7
Aptiv Swiss Holdings Ltd., 6.875%, 12/15/54	0.6
Tenet Healthcare Corp., 6.250%, 02/01/27	0.6
Brightstar Lottery PLC, 5.250%, 01/15/29	0.6
Venture Global LNG, Inc., 9.000%, 09/30/29	0.6
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.625%, 10/15/31	0.6
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 03/01/30	0.5
Ford Motor Credit Co. LLC, 4.000%, 11/13/30	0.5
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/27	0.5
MGM Resorts International, 6.500%, 04/15/32	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011348
Shareholder Report [Line Items]
Fund Name	Calamos High Income Opportunities Fund
Class Name	Class C
Trading Symbol	CCHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$180	1.75%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund captured most of the Bloomberg US High Yield 2% Issuer Capped Index's gains. The period was marked by significant volatility, beginning with tariff-driven spread widening in early 2025, which tested the Fund’s defensive positioning. As policy uncertainty subsided and the Federal Reserve resumed rate cuts, credit markets rallied strongly in the second and third quarters. The Fund’s disciplined approach and a commitment to being adequately compensated for risk enabled it to prudently navigate the challenging environment. The team’s migration toward higher credit quality during periods of tight spreads helped manage downside risk during April’s volatility. Security selection in communications and energy supported performance, while an underweight in lower-rated credits weighed on returns as the market favored risk-taking in the recovery phase. The Fund maintains attractive yields while positioning for resilience.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$10,000	$9,999
11/30/15	$9,791	$9,973
12/31/15	$9,547	$9,941
01/31/16	$9,326	$10,078
02/29/16	$9,376	$10,149
03/31/16	$9,644	$10,242
04/30/16	$9,887	$10,282
05/31/16	$9,900	$10,284
06/30/16	$9,958	$10,469
07/31/16	$10,204	$10,535
08/31/16	$10,362	$10,523
09/30/16	$10,427	$10,517
10/31/16	$10,435	$10,436
11/30/16	$10,414	$10,190
12/31/16	$10,601	$10,204
01/31/17	$10,724	$10,224
02/28/17	$10,839	$10,293
03/31/17	$10,744	$10,287
04/30/17	$10,914	$10,367
05/31/17	$10,971	$10,447
06/30/17	$10,967	$10,436
07/31/17	$11,075	$10,481
08/31/17	$11,091	$10,575
09/30/17	$11,153	$10,525
10/31/17	$11,162	$10,531
11/30/17	$11,107	$10,517
12/31/17	$11,149	$10,565
01/31/18	$11,241	$10,444
02/28/18	$11,103	$10,345
03/31/18	$10,979	$10,411
04/30/18	$11,062	$10,334
05/31/18	$11,074	$10,407
06/30/18	$11,110	$10,395
07/31/18	$11,227	$10,397
08/31/18	$11,299	$10,464
09/30/18	$11,358	$10,397
10/31/18	$11,116	$10,314
11/30/18	$10,951	$10,376
12/31/18	$10,597	$10,567
01/31/19	$11,133	$10,679
02/28/19	$11,342	$10,673
03/31/19	$11,404	$10,878
04/30/19	$11,597	$10,880
05/31/19	$11,415	$11,073
06/30/19	$11,645	$11,213
07/31/19	$11,690	$11,237
08/31/19	$11,659	$11,528
09/30/19	$11,658	$11,467
10/31/19	$11,676	$11,502
11/30/19	$11,712	$11,496
12/31/19	$12,025	$11,488
01/31/20	$12,029	$11,709
02/29/20	$11,839	$11,920
03/31/20	$10,187	$11,849
04/30/20	$10,550	$12,060
05/31/20	$11,043	$12,116
06/30/20	$11,192	$12,192
07/31/20	$11,646	$12,375
08/31/20	$11,822	$12,275
09/30/20	$11,704	$12,268
10/31/20	$11,721	$12,213
11/30/20	$12,265	$12,333
12/31/20	$12,509	$12,350
01/31/21	$12,583	$12,261
02/28/21	$12,698	$12,084
03/31/21	$12,754	$11,934
04/30/21	$12,879	$12,028
05/31/21	$12,930	$12,067
06/30/21	$13,081	$12,152
07/31/21	$13,118	$12,288
08/31/21	$13,147	$12,264
09/30/21	$13,150	$12,158
10/31/21	$13,140	$12,155
11/30/21	$13,017	$12,191
12/31/21	$13,208	$12,160
01/31/22	$12,910	$11,898
02/28/22	$12,759	$11,765
03/31/22	$12,668	$11,438
04/30/22	$12,271	$11,004
05/31/22	$12,220	$11,075
06/30/22	$11,485	$10,901
07/31/22	$12,055	$11,168
08/31/22	$11,831	$10,852
09/30/22	$11,354	$10,383
10/31/22	$11,649	$10,249
11/30/22	$11,819	$10,626
12/31/22	$11,748	$10,578
01/31/23	$12,172	$10,903
02/28/23	$12,008	$10,621
03/31/23	$12,036	$10,891
04/30/23	$12,159	$10,957
05/31/23	$12,044	$10,838
06/30/23	$12,257	$10,799
07/31/23	$12,429	$10,791
08/31/23	$12,482	$10,723
09/30/23	$12,348	$10,450
10/31/23	$12,155	$10,285
11/30/23	$12,639	$10,751
12/31/23	$13,086	$11,162
01/31/24	$13,098	$11,132
02/29/24	$13,135	$10,974
03/31/24	$13,290	$11,076
04/30/24	$13,159	$10,796
05/31/24	$13,282	$10,979
06/30/24	$13,376	$11,083
07/31/24	$13,594	$11,342
08/31/24	$13,762	$11,505
09/30/24	$13,970	$11,659
10/31/24	$13,896	$11,370
11/30/24	$14,071	$11,490
12/31/24	$14,008	$11,302
01/31/25	$14,170	$11,362
02/28/25	$14,226	$11,612
03/31/25	$14,097	$11,616
04/30/25	$14,024	$11,662
05/31/25	$14,237	$11,578
06/30/25	$14,448	$11,756
07/31/25	$14,487	$11,725
08/31/25	$14,632	$11,866
09/30/25	$14,705	$11,995
10/31/25	$14,725	$12,070

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	5.96	4.67	3.95
Class C with sales charge	4.96	4.67	3.95
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,286,798
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 215,334
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$35,286,798	484	39%	$215,334

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Consumer Discretionary	21.4
Financials	13.7
Energy	12.9
Industrials	10.6
Communication Services	9.3
Consumer Staples	7.2
Health Care	5.2
Materials	4.7
Information Technology	4.6
Other	2.8
Utilities	1.4
Airlines	1.2
Special Purpose Acquisition Companies	0.5
Real Estate	0.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Bausch Health Cos., Inc., 10.215%, 10/08/30	0.7
Aptiv Swiss Holdings Ltd., 6.875%, 12/15/54	0.6
Tenet Healthcare Corp., 6.250%, 02/01/27	0.6
Brightstar Lottery PLC, 5.250%, 01/15/29	0.6
Venture Global LNG, Inc., 9.000%, 09/30/29	0.6
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.625%, 10/15/31	0.6
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 03/01/30	0.5
Ford Motor Credit Co. LLC, 4.000%, 11/13/30	0.5
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/27	0.5
MGM Resorts International, 6.500%, 04/15/32	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011349
Shareholder Report [Line Items]
Fund Name	Calamos High Income Opportunities Fund
Class Name	Class I
Trading Symbol	CIHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos High Income Opportunities Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund captured most of the Bloomberg US High Yield 2% Issuer Capped Index's gains. The period was marked by significant volatility, beginning with tariff-driven spread widening in early 2025, which tested the Fund’s defensive positioning. As policy uncertainty subsided and the Federal Reserve resumed rate cuts, credit markets rallied strongly in the second and third quarters. The Fund’s disciplined approach and a commitment to being adequately compensated for risk enabled it to prudently navigate the challenging environment. The team’s migration toward higher credit quality during periods of tight spreads helped manage downside risk during April’s volatility. Security selection in communications and energy supported performance, while an underweight in lower-rated credits weighed on returns as the market favored risk-taking in the recovery phase. The Fund maintains attractive yields while positioning for resilience.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
10/31/15	$1,000,000	$1,000,000
11/30/15	$979,903	$997,356
12/31/15	$956,530	$994,134
01/31/16	$935,310	$1,007,812
02/29/16	$941,344	$1,014,963
03/31/16	$968,094	$1,024,272
04/30/16	$994,453	$1,028,206
05/31/16	$996,654	$1,028,470
06/30/16	$1,002,510	$1,046,949
07/31/16	$1,028,078	$1,053,568
08/31/16	$1,045,755	$1,052,365
09/30/16	$1,052,301	$1,051,746
10/31/16	$1,054,062	$1,043,701
11/30/16	$1,053,822	$1,019,016
12/31/16	$1,073,365	$1,020,451
01/31/17	$1,087,358	$1,022,455
02/28/17	$1,099,247	$1,029,327
03/31/17	$1,090,198	$1,028,785
04/30/17	$1,107,990	$1,036,726
05/31/17	$1,115,137	$1,044,703
06/30/17	$1,117,080	$1,043,655
07/31/17	$1,128,291	$1,048,147
08/31/17	$1,129,806	$1,057,544
09/30/17	$1,137,384	$1,052,510
10/31/17	$1,139,348	$1,053,119
11/30/17	$1,135,549	$1,051,766
12/31/17	$1,141,067	$1,056,594
01/31/18	$1,150,588	$1,044,424
02/28/18	$1,138,075	$1,034,526
03/31/18	$1,125,711	$1,041,161
04/30/18	$1,134,364	$1,033,416
05/31/18	$1,136,657	$1,040,789
06/30/18	$1,141,579	$1,039,509
07/31/18	$1,153,937	$1,039,757
08/31/18	$1,162,863	$1,046,448
09/30/18	$1,170,163	$1,039,710
10/31/18	$1,146,356	$1,031,495
11/30/18	$1,130,676	$1,037,650
12/31/18	$1,094,542	$1,056,713
01/31/19	$1,151,131	$1,067,938
02/28/19	$1,173,502	$1,067,318
03/31/19	$1,181,643	$1,087,811
04/30/19	$1,201,046	$1,088,090
05/31/19	$1,183,732	$1,107,406
06/30/19	$1,208,446	$1,121,310
07/31/19	$1,213,228	$1,123,778
08/31/19	$1,212,286	$1,152,899
09/30/19	$1,213,262	$1,146,760
10/31/19	$1,216,434	$1,150,214
11/30/19	$1,221,336	$1,149,626
12/31/19	$1,254,019	$1,148,825
01/31/20	$1,255,690	$1,170,934
02/29/20	$1,237,173	$1,192,011
03/31/20	$1,064,349	$1,184,994
04/30/20	$1,104,034	$1,206,060
05/31/20	$1,156,982	$1,211,673
06/30/20	$1,173,018	$1,219,309
07/31/20	$1,221,611	$1,237,520
08/31/20	$1,242,284	$1,227,529
09/30/20	$1,230,204	$1,226,858
10/31/20	$1,233,243	$1,221,379
11/30/20	$1,290,198	$1,233,363
12/31/20	$1,317,235	$1,235,062
01/31/21	$1,326,610	$1,226,207
02/28/21	$1,339,083	$1,208,502
03/31/21	$1,346,730	$1,193,410
04/30/21	$1,361,968	$1,202,838
05/31/21	$1,367,298	$1,206,767
06/30/21	$1,383,913	$1,215,246
07/31/21	$1,390,927	$1,228,835
08/31/21	$1,395,360	$1,226,496
09/30/21	$1,395,457	$1,215,875
10/31/21	$1,395,527	$1,215,540
11/30/21	$1,384,194	$1,219,139
12/31/21	$1,405,531	$1,216,020
01/31/22	$1,374,554	$1,189,822
02/28/22	$1,361,852	$1,176,547
03/31/22	$1,352,739	$1,143,858
04/30/22	$1,310,404	$1,100,451
05/31/22	$1,305,739	$1,107,545
06/30/22	$1,228,275	$1,090,171
07/31/22	$1,289,367	$1,116,808
08/31/22	$1,268,290	$1,085,255
09/30/22	$1,216,632	$1,038,363
10/31/22	$1,249,732	$1,024,912
11/30/22	$1,270,094	$1,062,604
12/31/22	$1,263,160	$1,057,813
01/31/23	$1,309,532	$1,090,357
02/28/23	$1,293,478	$1,062,165
03/31/23	$1,296,032	$1,089,143
04/30/23	$1,313,155	$1,095,747
05/31/23	$1,299,189	$1,083,815
06/30/23	$1,323,278	$1,079,947
07/31/23	$1,344,338	$1,079,199
08/31/23	$1,351,811	$1,072,306
09/30/23	$1,337,485	$1,045,054
10/31/23	$1,318,155	$1,028,563
11/30/23	$1,371,599	$1,075,140
12/31/23	$1,421,269	$1,116,297
01/31/24	$1,423,922	$1,113,230
02/29/24	$1,429,505	$1,097,503
03/31/24	$1,447,012	$1,107,638
04/30/24	$1,433,045	$1,079,658
05/31/24	$1,448,682	$1,097,962
06/30/24	$1,461,072	$1,108,361
07/31/24	$1,486,090	$1,134,249
08/31/24	$1,505,277	$1,150,545
09/30/24	$1,527,211	$1,165,952
10/31/24	$1,521,917	$1,137,038
11/30/24	$1,541,573	$1,149,058
12/31/24	$1,537,433	$1,130,253
01/31/25	$1,556,240	$1,136,248
02/28/25	$1,564,202	$1,161,248
03/31/25	$1,550,268	$1,161,687
04/30/25	$1,544,937	$1,166,251
05/31/25	$1,569,585	$1,157,902
06/30/25	$1,592,103	$1,175,705
07/31/25	$1,598,194	$1,172,602
08/31/25	$1,614,919	$1,186,631
09/30/25	$1,625,081	$1,199,575
10/31/25	$1,629,071	$1,207,067

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class I	7.04	5.73	5.00
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 35,286,798
Holdings Count | Holding	484
Advisory Fees Paid, Amount	$ 215,334
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$35,286,798	484	39%	$215,334

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Consumer Discretionary	21.4
Financials	13.7
Energy	12.9
Industrials	10.6
Communication Services	9.3
Consumer Staples	7.2
Health Care	5.2
Materials	4.7
Information Technology	4.6
Other	2.8
Utilities	1.4
Airlines	1.2
Special Purpose Acquisition Companies	0.5
Real Estate	0.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Bausch Health Cos., Inc., 10.215%, 10/08/30	0.7
Aptiv Swiss Holdings Ltd., 6.875%, 12/15/54	0.6
Tenet Healthcare Corp., 6.250%, 02/01/27	0.6
Brightstar Lottery PLC, 5.250%, 01/15/29	0.6
Venture Global LNG, Inc., 9.000%, 09/30/29	0.6
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.625%, 10/15/31	0.6
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 03/01/30	0.5
Ford Motor Credit Co. LLC, 4.000%, 11/13/30	0.5
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 05/01/27	0.5
MGM Resorts International, 6.500%, 04/15/32	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011378
Shareholder Report [Line Items]
Fund Name	Calamos International Growth Fund
Class Name	Class A
Trading Symbol	CIGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$133	1.20%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong returns and outperformed the MSCI EAFE Growth Index. International equities benefited as "America First" policies catalyzed pro-growth initiatives worldwide, supported by fiscal stimulus in Europe, monetary easing across developed and emerging markets, and persistent dollar weakness. The Fund’s ability to draw from a wide geographic and market-cap universe to identify companies that rapidly compound intrinsic value through secular growth themes proved advantageous. Relative performance benefited from leading security selection in information technology and communication services, notably in semiconductors and movies & entertainment. Conversely, holdings in consumer discretionary and industrials trailed the index return. Geographically, positions in Europe—especially Germany and the United Kingdom—contributed significantly, while an underweight in Japan and relative selection in EM Asia hampered results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	MSCI ACWI ex-US Gross Total Return Index
10/31/15	$9,526	$10,000
11/30/15	$9,559	$9,795
12/31/15	$9,406	$9,613
01/31/16	$8,693	$8,960
02/29/16	$8,345	$8,861
03/31/16	$8,970	$9,588
04/30/16	$8,997	$9,849
05/31/16	$9,168	$9,692
06/30/16	$8,981	$9,549
07/31/16	$9,384	$10,023
08/31/16	$9,323	$10,089
09/30/16	$9,555	$10,218
10/31/16	$9,196	$10,072
11/30/16	$8,815	$9,840
12/31/16	$8,826	$10,095
01/31/17	$9,268	$10,454
02/28/17	$9,351	$10,622
03/31/17	$9,643	$10,901
04/30/17	$9,980	$11,141
05/31/17	$10,400	$11,514
06/30/17	$10,433	$11,554
07/31/17	$10,947	$11,983
08/31/17	$11,206	$12,049
09/30/17	$11,488	$12,277
10/31/17	$11,902	$12,509
11/30/17	$12,068	$12,613
12/31/17	$12,285	$12,898
01/31/18	$13,094	$13,618
02/28/18	$12,400	$12,978
03/31/18	$12,296	$12,759
04/30/18	$12,159	$12,974
05/31/18	$12,233	$12,687
06/30/18	$11,820	$12,454
07/31/18	$11,877	$12,756
08/31/18	$11,992	$12,491
09/30/18	$11,889	$12,554
10/31/18	$10,390	$11,534
11/30/18	$10,287	$11,645
12/31/18	$9,697	$11,122
01/31/19	$10,500	$11,964
02/28/19	$10,736	$12,200
03/31/19	$11,030	$12,283
04/30/19	$11,376	$12,616
05/31/19	$10,879	$11,953
06/30/19	$11,657	$12,678
07/31/19	$11,572	$12,529
08/31/19	$11,507	$12,144
09/30/19	$11,409	$12,463
10/31/19	$11,748	$12,900
11/30/19	$11,990	$13,015
12/31/19	$12,539	$13,583
01/31/20	$12,363	$13,220
02/29/20	$11,853	$12,177
03/31/20	$10,304	$10,423
04/30/20	$11,389	$11,220
05/31/20	$12,389	$11,593
06/30/20	$13,316	$12,122
07/31/20	$14,408	$12,668
08/31/20	$15,218	$13,212
09/30/20	$15,015	$12,893
10/31/20	$15,009	$12,618
11/30/20	$16,936	$14,317
12/31/20	$18,129	$15,095
01/31/21	$18,191	$15,130
02/28/21	$18,702	$15,432
03/31/21	$18,398	$15,638
04/30/21	$19,034	$16,108
05/31/21	$19,456	$16,623
06/30/21	$19,269	$16,520
07/31/21	$19,400	$16,253
08/31/21	$20,043	$16,565
09/30/21	$19,041	$16,045
10/31/21	$19,926	$16,431
11/30/21	$18,875	$15,694
12/31/21	$19,357	$16,347
01/31/22	$17,771	$15,746
02/28/22	$16,896	$15,436
03/31/22	$16,945	$15,475
04/30/22	$15,456	$14,513
05/31/22	$15,432	$14,632
06/30/22	$14,001	$13,379
07/31/22	$14,287	$13,842
08/31/22	$13,477	$13,400
09/30/22	$12,193	$12,068
10/31/22	$12,619	$12,430
11/30/22	$13,976	$13,900
12/31/22	$13,412	$13,802
01/31/23	$14,802	$14,923
02/28/23	$14,083	$14,402
03/31/23	$14,704	$14,768
04/30/23	$14,671	$15,036
05/31/23	$14,222	$14,504
06/30/23	$14,704	$15,163
07/31/23	$15,007	$15,784
08/31/23	$14,459	$15,074
09/30/23	$13,649	$14,605
10/31/23	$13,289	$14,004
11/30/23	$14,786	$15,268
12/31/23	$15,430	$16,039
01/31/24	$15,749	$15,882
02/29/24	$16,944	$16,287
03/31/24	$17,524	$16,786
04/30/24	$16,739	$16,522
05/31/24	$17,803	$17,017
06/30/24	$18,318	$17,008
07/31/24	$18,302	$17,407
08/31/24	$18,752	$17,906
09/30/24	$18,891	$18,397
10/31/24	$17,950	$17,503
11/30/24	$18,212	$17,348
12/31/24	$17,311	$17,016
01/31/25	$17,808	$17,705
02/28/25	$18,030	$17,953
03/31/25	$17,354	$17,928
04/30/25	$18,013	$18,590
05/31/25	$19,135	$19,462
06/30/25	$20,189	$20,133
07/31/25	$19,932	$20,081
08/31/25	$20,283	$20,791
09/30/25	$21,482	$21,549
10/31/25	$21,876	$21,988

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	21.87	7.83	8.67
Class A with sales charge	16.11	6.78	8.14
MSCI ACWI ex-US Gross Total Return Index	25.62	11.75	8.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 287,338,196
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 2,546,958
InvestmentCompanyPortfolioTurnover	170.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$287,338,196	101	170%	$2,546,958

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	26.6
Industrials	20.1
Financials	16.5
Consumer Discretionary	11.6
Communication Services	7.5
Health Care	6.9
Materials	4.8
Energy	2.6
Consumer Staples	1.9
Utilities	1.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	4.4
Rolls-Royce Holdings, PLC	3.1
Rheinmetall, AG	2.5
UniCredit, S.p.A.	2.5
SoftBank Group Corp.	2.5
SK Hynix, Inc.	2.4
Mitsubishi Heavy Industries, Ltd.	2.3
Kering SA	2.2
Samsung Electronics Company, Ltd.	2.1
Siemens Energy AG	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011380
Shareholder Report [Line Items]
Fund Name	Calamos International Growth Fund
Class Name	Class C
Trading Symbol	CIGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$215	1.95%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong returns and outperformed the MSCI EAFE Growth Index. International equities benefited as "America First" policies catalyzed pro-growth initiatives worldwide, supported by fiscal stimulus in Europe, monetary easing across developed and emerging markets, and persistent dollar weakness. The Fund’s ability to draw from a wide geographic and market-cap universe to identify companies that rapidly compound intrinsic value through secular growth themes proved advantageous. Relative performance benefited from leading security selection in information technology and communication services, notably in semiconductors and movies & entertainment. Conversely, holdings in consumer discretionary and industrials trailed the index return. Geographically, positions in Europe—especially Germany and the United Kingdom—contributed significantly, while an underweight in Japan and relative selection in EM Asia hampered results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	MSCI ACWI ex-US Gross Total Return Index
10/31/15	$10,000	$10,000
11/30/15	$10,031	$9,795
12/31/15	$9,865	$9,613
01/31/16	$9,109	$8,960
02/29/16	$8,747	$8,861
03/31/16	$9,390	$9,588
04/30/16	$9,415	$9,849
05/31/16	$9,584	$9,692
06/30/16	$9,384	$9,549
07/31/16	$9,802	$10,023
08/31/16	$9,734	$10,089
09/30/16	$9,965	$10,218
10/31/16	$9,584	$10,072
11/30/16	$9,178	$9,840
12/31/16	$9,184	$10,095
01/31/17	$9,640	$10,454
02/28/17	$9,721	$10,622
03/31/17	$10,021	$10,901
04/30/17	$10,364	$11,141
05/31/17	$10,795	$11,514
06/30/17	$10,820	$11,554
07/31/17	$11,344	$11,983
08/31/17	$11,607	$12,049
09/30/17	$11,888	$12,277
10/31/17	$12,312	$12,509
11/30/17	$12,474	$12,613
12/31/17	$12,694	$12,898
01/31/18	$13,522	$13,618
02/28/18	$12,799	$12,978
03/31/18	$12,681	$12,759
04/30/18	$12,532	$12,974
05/31/18	$12,597	$12,687
06/30/18	$12,167	$12,454
07/31/18	$12,219	$12,756
08/31/18	$12,330	$12,491
09/30/18	$12,212	$12,554
10/31/18	$10,669	$11,534
11/30/18	$10,552	$11,645
12/31/18	$9,939	$11,122
01/31/19	$10,760	$11,964
02/28/19	$10,993	$12,200
03/31/19	$11,286	$12,283
04/30/19	$11,640	$12,616
05/31/19	$11,128	$11,953
06/30/19	$11,911	$12,678
07/31/19	$11,820	$12,529
08/31/19	$11,738	$12,144
09/30/19	$11,632	$12,463
10/31/19	$11,971	$12,900
11/30/19	$12,212	$13,015
12/31/19	$12,761	$13,583
01/31/20	$12,573	$13,220
02/29/20	$12,046	$12,177
03/31/20	$10,474	$10,423
04/30/20	$11,565	$11,220
05/31/20	$12,573	$11,593
06/30/20	$13,506	$12,122
07/31/20	$14,604	$12,668
08/31/20	$15,417	$13,212
09/30/20	$15,199	$12,893
10/31/20	$15,184	$12,618
11/30/20	$17,125	$14,317
12/31/20	$18,317	$15,095
01/31/21	$18,373	$15,130
02/28/21	$18,871	$15,432
03/31/21	$18,550	$15,638
04/30/21	$19,184	$16,108
05/31/21	$19,593	$16,623
06/30/21	$19,392	$16,520
07/31/21	$19,513	$16,253
08/31/21	$20,146	$16,565
09/30/21	$19,127	$16,045
10/31/21	$20,010	$16,431
11/30/21	$18,943	$15,694
12/31/21	$19,413	$16,347
01/31/22	$17,810	$15,746
02/28/22	$16,920	$15,436
03/31/22	$16,959	$15,475
04/30/22	$15,464	$14,513
05/31/22	$15,425	$14,632
06/30/22	$13,988	$13,379
07/31/22	$14,261	$13,842
08/31/22	$13,450	$13,400
09/30/22	$12,160	$12,068
10/31/22	$12,570	$12,430
11/30/22	$13,919	$13,900
12/31/22	$13,352	$13,802
01/31/23	$14,721	$14,923
02/28/23	$13,997	$14,402
03/31/23	$14,604	$14,768
04/30/23	$14,564	$15,036
05/31/23	$14,115	$14,504
06/30/23	$14,574	$15,163
07/31/23	$14,867	$15,784
08/31/23	$14,320	$15,074
09/30/23	$13,509	$14,605
10/31/23	$13,137	$14,004
11/30/23	$14,613	$15,268
12/31/23	$15,239	$16,039
01/31/24	$15,552	$15,882
02/29/24	$16,715	$16,287
03/31/24	$17,272	$16,786
04/30/24	$16,490	$16,522
05/31/24	$17,526	$17,017
06/30/24	$18,034	$17,008
07/31/24	$18,005	$17,407
08/31/24	$18,425	$17,906
09/30/24	$18,562	$18,397
10/31/24	$17,624	$17,503
11/30/24	$17,868	$17,348
12/31/24	$16,968	$17,016
01/31/25	$17,443	$17,705
02/28/25	$17,650	$17,953
03/31/25	$16,978	$17,928
04/30/25	$17,609	$18,590
05/31/25	$18,705	$19,462
06/30/25	$19,718	$20,133
07/31/25	$19,449	$20,081
08/31/25	$19,780	$20,791
09/30/25	$20,938	$21,549
10/31/25	$21,311	$21,988

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	20.92	7.01	7.86
Class C with sales charge	19.92	7.01	7.86
MSCI ACWI ex-US Gross Total Return Index	25.62	11.75	8.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 287,338,196
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 2,546,958
InvestmentCompanyPortfolioTurnover	170.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$287,338,196	101	170%	$2,546,958

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	26.6
Industrials	20.1
Financials	16.5
Consumer Discretionary	11.6
Communication Services	7.5
Health Care	6.9
Materials	4.8
Energy	2.6
Consumer Staples	1.9
Utilities	1.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	4.4
Rolls-Royce Holdings, PLC	3.1
Rheinmetall, AG	2.5
UniCredit, S.p.A.	2.5
SoftBank Group Corp.	2.5
SK Hynix, Inc.	2.4
Mitsubishi Heavy Industries, Ltd.	2.3
Kering SA	2.2
Samsung Electronics Company, Ltd.	2.1
Siemens Energy AG	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011381
Shareholder Report [Line Items]
Fund Name	Calamos International Growth Fund
Class Name	Class I
Trading Symbol	CIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$106	0.95%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong returns and outperformed the MSCI EAFE Growth Index. International equities benefited as "America First" policies catalyzed pro-growth initiatives worldwide, supported by fiscal stimulus in Europe, monetary easing across developed and emerging markets, and persistent dollar weakness. The Fund’s ability to draw from a wide geographic and market-cap universe to identify companies that rapidly compound intrinsic value through secular growth themes proved advantageous. Relative performance benefited from leading security selection in information technology and communication services, notably in semiconductors and movies & entertainment. Conversely, holdings in consumer discretionary and industrials trailed the index return. Geographically, positions in Europe—especially Germany and the United Kingdom—contributed significantly, while an underweight in Japan and relative selection in EM Asia hampered results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	MSCI ACWI ex-US Gross Total Return Index
10/31/15	$1,000,000	$1,000,000
11/30/15	$1,004,561	$979,479
12/31/15	$988,193	$961,332
01/31/16	$913,979	$896,052
02/29/16	$877,443	$886,086
03/31/16	$943,094	$958,794
04/30/16	$945,948	$984,878
05/31/16	$964,216	$969,187
06/30/16	$944,806	$954,917
07/31/16	$987,622	$1,002,355
08/31/16	$981,343	$1,008,891
09/30/16	$1,005,891	$1,021,780
10/31/16	$968,212	$1,007,186
11/30/16	$928,251	$984,025
12/31/16	$929,393	$1,009,540
01/31/17	$976,205	$1,045,387
02/28/17	$985,339	$1,062,215
03/31/17	$1,016,737	$1,090,125
04/30/17	$1,052,132	$1,114,097
05/31/17	$1,096,660	$1,151,406
06/30/17	$1,100,657	$1,155,466
07/31/17	$1,154,890	$1,198,356
08/31/17	$1,182,292	$1,204,892
09/30/17	$1,211,978	$1,227,708
10/31/17	$1,256,507	$1,250,949
11/30/17	$1,274,204	$1,261,281
12/31/17	$1,297,178	$1,289,861
01/31/18	$1,383,143	$1,361,819
02/28/18	$1,310,221	$1,297,838
03/31/18	$1,299,550	$1,275,957
04/30/18	$1,285,321	$1,297,392
05/31/18	$1,293,028	$1,268,751
06/30/18	$1,249,750	$1,245,448
07/31/18	$1,256,271	$1,275,612
08/31/18	$1,268,721	$1,249,163
09/30/18	$1,258,050	$1,255,374
10/31/18	$1,099,756	$1,153,415
11/30/18	$1,088,492	$1,164,519
12/31/18	$1,026,272	$1,112,210
01/31/19	$1,111,683	$1,196,448
02/28/19	$1,136,566	$1,219,974
03/31/19	$1,168,175	$1,228,276
04/30/19	$1,205,836	$1,261,646
05/31/19	$1,153,379	$1,195,291
06/30/19	$1,236,100	$1,267,858
07/31/19	$1,227,357	$1,252,918
08/31/19	$1,219,959	$1,214,473
09/30/19	$1,209,871	$1,246,321
10/31/19	$1,246,187	$1,289,983
11/30/19	$1,272,416	$1,301,553
12/31/19	$1,330,925	$1,358,348
01/31/20	$1,312,095	$1,322,014
02/29/20	$1,258,293	$1,217,700
03/31/20	$1,094,197	$1,042,343
04/30/20	$1,209,871	$1,122,014
05/31/20	$1,316,130	$1,159,302
06/30/20	$1,414,991	$1,212,200
07/31/20	$1,531,338	$1,266,782
08/31/20	$1,618,093	$1,321,263
09/30/20	$1,596,572	$1,289,313
10/31/20	$1,595,900	$1,261,789
11/30/20	$1,801,692	$1,431,686
12/31/20	$1,929,413	$1,509,490
01/31/21	$1,936,514	$1,513,022
02/28/21	$1,990,483	$1,543,185
03/31/21	$1,958,528	$1,563,808
04/30/21	$2,026,700	$1,610,799
05/31/21	$2,072,148	$1,662,296
06/30/21	$2,052,974	$1,652,066
07/31/21	$2,067,177	$1,625,312
08/31/21	$2,136,059	$1,656,511
09/30/21	$2,029,540	$1,604,486
10/31/21	$2,124,697	$1,643,175
11/30/21	$2,013,207	$1,569,411
12/31/21	$2,065,070	$1,634,690
01/31/22	$1,895,912	$1,574,627
02/28/22	$1,802,958	$1,543,672
03/31/22	$1,807,983	$1,547,488
04/30/22	$1,649,711	$1,451,294
05/31/22	$1,647,199	$1,463,189
06/30/22	$1,494,789	$1,337,948
07/31/22	$1,526,611	$1,384,249
08/31/22	$1,440,357	$1,340,059
09/30/22	$1,303,020	$1,206,800
10/31/22	$1,348,241	$1,243,053
11/30/22	$1,493,951	$1,390,034
12/31/22	$1,434,495	$1,380,209
01/31/23	$1,582,718	$1,492,378
02/28/23	$1,506,513	$1,440,191
03/31/23	$1,572,669	$1,476,850
04/30/23	$1,570,156	$1,503,644
05/31/23	$1,522,424	$1,450,442
06/30/23	$1,574,344	$1,516,290
07/31/23	$1,607,003	$1,578,403
08/31/23	$1,548,384	$1,507,440
09/30/23	$1,462,130	$1,460,510
10/31/23	$1,423,608	$1,400,467
11/30/23	$1,584,393	$1,526,804
12/31/23	$1,654,337	$1,603,918
01/31/24	$1,688,768	$1,588,207
02/29/24	$1,816,412	$1,628,702
03/31/24	$1,879,394	$1,678,677
04/30/24	$1,795,418	$1,652,269
05/31/24	$1,909,626	$1,701,776
06/30/24	$1,966,730	$1,700,822
07/31/24	$1,965,050	$1,740,749
08/31/24	$2,012,917	$1,790,683
09/30/24	$2,028,872	$1,839,704
10/31/24	$1,928,101	$1,750,350
11/30/24	$1,956,653	$1,734,802
12/31/24	$1,860,839	$1,701,655
01/31/25	$1,914,357	$1,770,507
02/28/25	$1,938,045	$1,795,352
03/31/25	$1,866,103	$1,792,876
04/30/25	$1,937,168	$1,859,069
05/31/25	$2,059,118	$1,946,250
06/30/25	$2,172,295	$2,013,336
07/31/25	$2,145,097	$2,008,181
08/31/25	$2,183,700	$2,079,164
09/30/25	$2,312,669	$2,154,938
10/31/25	$2,355,659	$2,198,823

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class I	22.18	8.10	8.95
MSCI ACWI ex-US Gross Total Return Index	25.62	11.75	8.20

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 287,338,196
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 2,546,958
InvestmentCompanyPortfolioTurnover	170.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$287,338,196	101	170%	$2,546,958

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	26.6
Industrials	20.1
Financials	16.5
Consumer Discretionary	11.6
Communication Services	7.5
Health Care	6.9
Materials	4.8
Energy	2.6
Consumer Staples	1.9
Utilities	1.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	4.4
Rolls-Royce Holdings, PLC	3.1
Rheinmetall, AG	2.5
UniCredit, S.p.A.	2.5
SoftBank Group Corp.	2.5
SK Hynix, Inc.	2.4
Mitsubishi Heavy Industries, Ltd.	2.3
Kering SA	2.2
Samsung Electronics Company, Ltd.	2.1
Siemens Energy AG	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000204888
Shareholder Report [Line Items]
Fund Name	Calamos International Growth Fund
Class Name	Class R6
Trading Symbol	CIGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos International Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong returns and outperformed the MSCI EAFE Growth Index. International equities benefited as "America First" policies catalyzed pro-growth initiatives worldwide, supported by fiscal stimulus in Europe, monetary easing across developed and emerging markets, and persistent dollar weakness. The Fund’s ability to draw from a wide geographic and market-cap universe to identify companies that rapidly compound intrinsic value through secular growth themes proved advantageous. Relative performance benefited from leading security selection in information technology and communication services, notably in semiconductors and movies & entertainment. Conversely, holdings in consumer discretionary and industrials trailed the index return. Geographically, positions in Europe—especially Germany and the United Kingdom—contributed significantly, while an underweight in Japan and relative selection in EM Asia hampered results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI ex-US Gross Total Return Index
09/17/18	$10,000	$10,000
09/30/18	$10,220	$10,200
10/31/18	$8,933	$9,371
11/30/18	$8,846	$9,461
12/31/18	$8,340	$9,036
01/31/19	$9,034	$9,721
02/28/19	$9,235	$9,912
03/31/19	$9,495	$9,979
04/30/19	$9,799	$10,251
05/31/19	$9,376	$9,711
06/30/19	$10,049	$10,301
07/31/19	$9,978	$10,180
08/31/19	$9,924	$9,867
09/30/19	$9,843	$10,126
10/31/19	$10,130	$10,481
11/30/19	$10,342	$10,575
12/31/19	$10,819	$11,036
01/31/20	$10,673	$10,741
02/29/20	$10,233	$9,894
03/31/20	$8,904	$8,469
04/30/20	$9,843	$9,116
05/31/20	$10,705	$9,419
06/30/20	$11,514	$9,849
07/31/20	$12,463	$10,292
08/31/20	$13,169	$10,735
09/30/20	$12,995	$10,475
10/31/20	$12,990	$10,252
11/30/20	$14,666	$11,632
12/31/20	$15,703	$12,264
01/31/21	$15,760	$12,293
02/28/21	$16,207	$12,538
03/31/21	$15,944	$12,706
04/30/21	$16,500	$13,087
05/31/21	$16,872	$13,506
06/30/21	$16,717	$13,423
07/31/21	$16,832	$13,205
08/31/21	$17,394	$13,459
09/30/21	$16,528	$13,036
10/31/21	$17,308	$13,350
11/30/21	$16,396	$12,751
12/31/21	$16,824	$13,282
01/31/22	$15,447	$12,794
02/28/22	$14,690	$12,542
03/31/22	$14,737	$12,573
04/30/22	$13,447	$11,791
05/31/22	$13,427	$11,888
06/30/22	$12,184	$10,871
07/31/22	$12,441	$11,247
08/31/22	$11,739	$10,888
09/30/22	$10,624	$9,805
10/31/22	$10,996	$10,100
11/30/22	$12,184	$11,294
12/31/22	$11,698	$11,214
01/31/23	$12,914	$12,125
02/28/23	$12,292	$11,701
03/31/23	$12,833	$11,999
04/30/23	$12,812	$12,217
05/31/23	$12,421	$11,785
06/30/23	$12,846	$12,320
07/31/23	$13,116	$12,824
08/31/23	$12,637	$12,248
09/30/23	$11,934	$11,866
10/31/23	$11,624	$11,378
11/30/23	$12,934	$12,405
12/31/23	$13,505	$13,031
01/31/24	$13,790	$12,904
02/29/24	$14,834	$13,233
03/31/24	$15,349	$13,639
04/30/24	$14,664	$13,424
05/31/24	$15,600	$13,827
06/30/24	$16,061	$13,819
07/31/24	$16,054	$14,143
08/31/24	$16,447	$14,549
09/30/24	$16,576	$14,947
10/31/24	$15,756	$14,221
11/30/24	$15,993	$14,095
12/31/24	$15,206	$13,826
01/31/25	$15,645	$14,385
02/28/25	$15,843	$14,587
03/31/25	$15,249	$14,567
04/30/25	$15,836	$15,105
05/31/25	$16,827	$15,813
06/30/25	$17,755	$16,358
07/31/25	$17,535	$16,316
08/31/25	$17,854	$16,893
09/30/25	$18,909	$17,508
10/31/25	$19,270	$17,865

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	SINCE INCEPTION 9/17/18
Class R6	22.30	8.21	9.65
MSCI ACWI ex-US Gross Total Return Index	25.62	11.75	8.49

Performance Inception Date	Sep. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 287,338,196
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 2,546,958
InvestmentCompanyPortfolioTurnover	170.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$287,338,196	101	170%	$2,546,958

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	26.6
Industrials	20.1
Financials	16.5
Consumer Discretionary	11.6
Communication Services	7.5
Health Care	6.9
Materials	4.8
Energy	2.6
Consumer Staples	1.9
Utilities	1.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Taiwan Semiconductor Manufacturing Company, Ltd.	4.4
Rolls-Royce Holdings, PLC	3.1
Rheinmetall, AG	2.5
UniCredit, S.p.A.	2.5
SoftBank Group Corp.	2.5
SK Hynix, Inc.	2.4
Mitsubishi Heavy Industries, Ltd.	2.3
Kering SA	2.2
Samsung Electronics Company, Ltd.	2.1
Siemens Energy AG	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000234923
Shareholder Report [Line Items]
Fund Name	Calamos International Small Cap Growth Fund
Class Name	Class A
Trading Symbol	CAISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$150	1.35%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund generated strong returns and participated in most of the benchmark’s gains, delivering excellent results in a dynamic year for international small-cap equities. International markets experienced a dramatic shift in sentiment during the period, with early 2025’s tariff-driven volatility giving way to renewed optimism as fiscal stimulus, trade negotiations, and easing monetary policy took hold globally. The Fund’s emphasis on companies with stronger growth fundamentals helped actively manage risk during April’s market turbulence and subsequent recovery. Security selection within consumer discretionary and information technology contributed most to relative performance, particularly in casinos & gaming and application software. Conversely, holdings in energy and consumer staples hampered returns. Geographically, the portfolio benefited from strong selection in Europe and Emerging Asia, while selection in Canada detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	MSCI ACWI ex-US Gross Total Return Index
03/31/22	$9,524	$10,000
04/30/22	$8,610	$9,378
05/31/22	$8,533	$9,455
06/30/22	$7,590	$8,646
07/31/22	$7,924	$8,945
08/31/22	$7,590	$8,660
09/30/22	$7,019	$7,798
10/31/22	$7,286	$8,033
11/30/22	$7,743	$8,983
12/31/22	$7,596	$8,919
01/31/23	$7,970	$9,644
02/28/23	$7,768	$9,307
03/31/23	$7,826	$9,544
04/30/23	$7,740	$9,717
05/31/23	$7,462	$9,373
06/30/23	$7,721	$9,798
07/31/23	$8,037	$10,200
08/31/23	$7,845	$9,741
09/30/23	$7,472	$9,438
10/31/23	$7,222	$9,050
11/30/23	$8,085	$9,866
12/31/23	$8,602	$10,365
01/31/24	$8,678	$10,263
02/29/24	$9,224	$10,525
03/31/24	$9,435	$10,848
04/30/24	$9,215	$10,677
05/31/24	$9,770	$10,997
06/30/24	$10,019	$10,991
07/31/24	$10,163	$11,249
08/31/24	$10,048	$11,572
09/30/24	$10,134	$11,888
10/31/24	$9,531	$11,311
11/30/24	$9,636	$11,210
12/31/24	$9,464	$10,996
01/31/25	$9,378	$11,441
02/28/25	$9,110	$11,602
03/31/25	$9,042	$11,586
04/30/25	$9,598	$12,013
05/31/25	$10,652	$12,577
06/30/25	$11,332	$13,010
07/31/25	$11,293	$12,977
08/31/25	$11,514	$13,436
09/30/25	$11,820	$13,925
10/31/25	$11,638	$14,209

Average Annual Return [Table Text Block]
AATR	1 YEAR	SINCE INCEPTION 3/31/22
Class A without sales charge	22.11	5.75
Class A with sales charge	16.27	4.32
MSCI ACWI ex-US Gross Total Return Index	25.62	10.00

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 7,305,228
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 59,224
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$7,305,228	67	175%	$59,224

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	30.4
Information Technology	21.3
Financials	10.3
Consumer Discretionary	9.2
Materials	8.7
Health Care	7.4
Communication Services	3.2
Energy	2.0
Utilities	1.5
Real Estate	1.3
Consumer Staples	1.0

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Ibiden Co. Ltd.	3.0
Hyosung Heavy Industries Corp.	2.9
Rakuten Bank Ltd.	2.6
Fincantieri SpA	2.5
Indra Sistemas SA	2.5
Amber Enterprises India, Ltd.	2.3
Hudbay Minerals, Inc.	2.3
BAWAG Group AG	2.3
Life360, Inc.	2.2
Kandenko Co. Ltd.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000234922
Shareholder Report [Line Items]
Fund Name	Calamos International Small Cap Growth Fund
Class Name	Class C
Trading Symbol	CCISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$232	2.10%

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund generated strong returns and participated in most of the benchmark’s gains, delivering excellent results in a dynamic year for international small-cap equities. International markets experienced a dramatic shift in sentiment during the period, with early 2025’s tariff-driven volatility giving way to renewed optimism as fiscal stimulus, trade negotiations, and easing monetary policy took hold globally. The Fund’s emphasis on companies with stronger growth fundamentals helped actively manage risk during April’s market turbulence and subsequent recovery. Security selection within consumer discretionary and information technology contributed most to relative performance, particularly in casinos & gaming and application software. Conversely, holdings in energy and consumer staples hampered returns. Geographically, the portfolio benefited from strong selection in Europe and Emerging Asia, while selection in Canada detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	MSCI ACWI ex-US Gross Total Return Index
03/31/22	$10,000	$10,000
04/30/22	$9,040	$9,378
05/31/22	$8,950	$9,455
06/30/22	$7,960	$8,646
07/31/22	$8,300	$8,945
08/31/22	$7,950	$8,660
09/30/22	$7,340	$7,798
10/31/22	$7,620	$8,033
11/30/22	$8,080	$8,983
12/31/22	$7,929	$8,919
01/31/23	$8,311	$9,644
02/28/23	$8,089	$9,307
03/31/23	$8,150	$9,544
04/30/23	$8,059	$9,717
05/31/23	$7,768	$9,373
06/30/23	$8,029	$9,798
07/31/23	$8,351	$10,200
08/31/23	$8,150	$9,741
09/30/23	$7,748	$9,438
10/31/23	$7,497	$9,050
11/30/23	$8,381	$9,866
12/31/23	$8,903	$10,365
01/31/24	$8,984	$10,263
02/29/24	$9,547	$10,525
03/31/24	$9,758	$10,848
04/30/24	$9,526	$10,677
05/31/24	$10,089	$10,997
06/30/24	$10,340	$10,991
07/31/24	$10,481	$11,249
08/31/24	$10,350	$11,572
09/30/24	$10,441	$11,888
10/31/24	$9,808	$11,311
11/30/24	$9,908	$11,210
12/31/24	$9,727	$10,996
01/31/25	$9,637	$11,441
02/28/25	$9,356	$11,602
03/31/25	$9,275	$11,586
04/30/25	$9,838	$12,013
05/31/25	$10,923	$12,577
06/30/25	$11,607	$13,010
07/31/25	$11,556	$12,977
08/31/25	$11,777	$13,436
09/30/25	$12,079	$13,925
10/31/25	$11,888	$14,209

Average Annual Return [Table Text Block]
AATR	1 YEAR	SINCE INCEPTION 3/31/22
Class C without sales charge	21.21	4.94
Class C with sales charge	20.21	4.94
MSCI ACWI ex-US Gross Total Return Index	25.62	10.00

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 7,305,228
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 59,224
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$7,305,228	67	175%	$59,224

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	30.4
Information Technology	21.3
Financials	10.3
Consumer Discretionary	9.2
Materials	8.7
Health Care	7.4
Communication Services	3.2
Energy	2.0
Utilities	1.5
Real Estate	1.3
Consumer Staples	1.0

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Ibiden Co. Ltd.	3.0
Hyosung Heavy Industries Corp.	2.9
Rakuten Bank Ltd.	2.6
Fincantieri SpA	2.5
Indra Sistemas SA	2.5
Amber Enterprises India, Ltd.	2.3
Hudbay Minerals, Inc.	2.3
BAWAG Group AG	2.3
Life360, Inc.	2.2
Kandenko Co. Ltd.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000234924
Shareholder Report [Line Items]
Fund Name	Calamos International Small Cap Growth Fund
Class Name	Class I
Trading Symbol	CSGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$122	1.10%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund generated strong returns and participated in most of the benchmark’s gains, delivering excellent results in a dynamic year for international small-cap equities. International markets experienced a dramatic shift in sentiment during the period, with early 2025’s tariff-driven volatility giving way to renewed optimism as fiscal stimulus, trade negotiations, and easing monetary policy took hold globally. The Fund’s emphasis on companies with stronger growth fundamentals helped actively manage risk during April’s market turbulence and subsequent recovery. Security selection within consumer discretionary and information technology contributed most to relative performance, particularly in casinos & gaming and application software. Conversely, holdings in energy and consumer staples hampered returns. Geographically, the portfolio benefited from strong selection in Europe and Emerging Asia, while selection in Canada detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	MSCI ACWI ex-US Gross Total Return Index
03/31/22	$1,000,000	$1,000,000
04/30/22	$904,000	$937,839
05/31/22	$897,000	$945,525
06/30/22	$797,000	$864,593
07/31/22	$833,000	$894,513
08/31/22	$798,000	$865,957
09/30/22	$737,000	$779,844
10/31/22	$766,000	$803,271
11/30/22	$814,000	$898,251
12/31/22	$798,545	$891,903
01/31/23	$838,825	$964,387
02/28/23	$816,671	$930,664
03/31/23	$823,720	$954,353
04/30/23	$814,657	$971,667
05/31/23	$786,461	$937,288
06/30/23	$813,650	$979,839
07/31/23	$846,881	$1,019,977
08/31/23	$826,741	$974,120
09/30/23	$787,468	$943,794
10/31/23	$762,293	$904,994
11/30/23	$852,923	$986,634
12/31/23	$907,300	$1,036,465
01/31/24	$916,363	$1,026,313
02/29/24	$973,762	$1,052,481
03/31/24	$995,916	$1,084,775
04/30/24	$972,755	$1,067,710
05/31/24	$1,032,167	$1,099,702
06/30/24	$1,057,342	$1,099,086
07/31/24	$1,073,454	$1,124,887
08/31/24	$1,061,370	$1,157,155
09/30/24	$1,071,440	$1,188,832
10/31/24	$1,006,992	$1,131,091
11/30/24	$1,019,076	$1,121,044
12/31/24	$999,944	$1,099,624
01/31/25	$991,888	$1,144,116
02/28/25	$963,692	$1,160,172
03/31/25	$956,643	$1,158,571
04/30/25	$1,015,048	$1,201,346
05/31/25	$1,127,832	$1,257,683
06/30/25	$1,199,328	$1,301,035
07/31/25	$1,195,300	$1,297,703
08/31/25	$1,219,468	$1,343,573
09/30/25	$1,251,692	$1,392,539
10/31/25	$1,233,566	$1,420,898

Average Annual Return [Table Text Block]
AATR	1 YEAR	SINCE INCEPTION 3/31/22
Class I	22.50	6.03
MSCI ACWI ex-US Gross Total Return Index	25.62	10.00

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 7,305,228
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 59,224
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$7,305,228	67	175%	$59,224

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	30.4
Information Technology	21.3
Financials	10.3
Consumer Discretionary	9.2
Materials	8.7
Health Care	7.4
Communication Services	3.2
Energy	2.0
Utilities	1.5
Real Estate	1.3
Consumer Staples	1.0

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Ibiden Co. Ltd.	3.0
Hyosung Heavy Industries Corp.	2.9
Rakuten Bank Ltd.	2.6
Fincantieri SpA	2.5
Indra Sistemas SA	2.5
Amber Enterprises India, Ltd.	2.3
Hudbay Minerals, Inc.	2.3
BAWAG Group AG	2.3
Life360, Inc.	2.2
Kandenko Co. Ltd.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000234925
Shareholder Report [Line Items]
Fund Name	Calamos International Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	CISOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos International Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$114	1.02%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund generated strong returns and participated in most of the benchmark’s gains, delivering excellent results in a dynamic year for international small-cap equities. International markets experienced a dramatic shift in sentiment during the period, with early 2025’s tariff-driven volatility giving way to renewed optimism as fiscal stimulus, trade negotiations, and easing monetary policy took hold globally. The Fund’s emphasis on companies with stronger growth fundamentals helped actively manage risk during April’s market turbulence and subsequent recovery. Security selection within consumer discretionary and information technology contributed most to relative performance, particularly in casinos & gaming and application software. Conversely, holdings in energy and consumer staples hampered returns. Geographically, the portfolio benefited from strong selection in Europe and Emerging Asia, while selection in Canada detracted from results.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI ex-US Gross Total Return Index
03/31/22	$10,000	$10,000
04/30/22	$9,040	$9,378
05/31/22	$8,970	$9,455
06/30/22	$7,970	$8,646
07/31/22	$8,330	$8,945
08/31/22	$7,980	$8,660
09/30/22	$7,380	$7,798
10/31/22	$7,660	$8,033
11/30/22	$8,140	$8,983
12/31/22	$7,986	$8,919
01/31/23	$8,388	$9,644
02/28/23	$8,167	$9,307
03/31/23	$8,237	$9,544
04/30/23	$8,147	$9,717
05/31/23	$7,875	$9,373
06/30/23	$8,137	$9,798
07/31/23	$8,469	$10,200
08/31/23	$8,268	$9,741
09/30/23	$7,875	$9,438
10/31/23	$7,623	$9,050
11/30/23	$8,529	$9,866
12/31/23	$9,073	$10,365
01/31/24	$9,164	$10,263
02/29/24	$9,738	$10,525
03/31/24	$9,959	$10,848
04/30/24	$9,728	$10,677
05/31/24	$10,322	$10,997
06/30/24	$10,584	$10,991
07/31/24	$10,735	$11,249
08/31/24	$10,614	$11,572
09/30/24	$10,715	$11,888
10/31/24	$10,070	$11,311
11/30/24	$10,191	$11,210
12/31/24	$10,000	$10,996
01/31/25	$9,919	$11,441
02/28/25	$9,637	$11,602
03/31/25	$9,577	$11,586
04/30/25	$10,161	$12,013
05/31/25	$11,289	$12,577
06/30/25	$12,003	$13,010
07/31/25	$11,963	$12,977
08/31/25	$12,205	$13,436
09/30/25	$12,527	$13,925
10/31/25	$12,346	$14,209

Average Annual Return [Table Text Block]
AATR	1 YEAR	SINCE INCEPTION 3/31/22
Class R6	22.60	6.05
MSCI ACWI ex-US Gross Total Return Index	25.62	10.00

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 7,305,228
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 59,224
InvestmentCompanyPortfolioTurnover	175.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$7,305,228	67	175%	$59,224

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	30.4
Information Technology	21.3
Financials	10.3
Consumer Discretionary	9.2
Materials	8.7
Health Care	7.4
Communication Services	3.2
Energy	2.0
Utilities	1.5
Real Estate	1.3
Consumer Staples	1.0

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Ibiden Co. Ltd.	3.0
Hyosung Heavy Industries Corp.	2.9
Rakuten Bank Ltd.	2.6
Fincantieri SpA	2.5
Indra Sistemas SA	2.5
Amber Enterprises India, Ltd.	2.3
Hudbay Minerals, Inc.	2.3
BAWAG Group AG	2.3
Life360, Inc.	2.2
Kandenko Co. Ltd.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011366
Shareholder Report [Line Items]
Fund Name	Calamos Market Neutral Income Fund
Class Name	Class A
Trading Symbol	CVSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$129	1.24%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong performance, outperforming the Bloomberg US Government/Credit Index with significantly less volatility than the index. The period was marked by significant market volatility, including April’s dramatic tariff-driven selloff that pushed equities down nearly 20% before rebounding swiftly, followed by a calmer environment as Federal Reserve easing commenced and economic resilience persisted. All four Fund strategies—hedged equity, convertible arbitrage, merger arbitrage, and SPAC arbitrage—contributed positively. The Fund’s defensively positioned hedged equity sleeve limited downside during April’s turbulence while capturing upside as markets recovered. Convertible arbitrage capitalized on exceptional new issuance opportunities, with 2025 on pace for historically high volumes, while company-specific volatility provided ideal rebalancing conditions. With limited interest rate sensitivity, the Fund took advantage of market volatility, while elevated short-term rates enhanced option premium capture.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$9,527	$9,999
11/30/15	$9,497	$9,973
12/31/15	$9,474	$9,941
01/31/16	$9,303	$10,078
02/29/16	$9,281	$10,149
03/31/16	$9,489	$10,242
04/30/16	$9,571	$10,282
05/31/16	$9,623	$10,284
06/30/16	$9,651	$10,469
07/31/16	$9,771	$10,535
08/31/16	$9,793	$10,523
09/30/16	$9,820	$10,517
10/31/16	$9,828	$10,436
11/30/16	$9,888	$10,190
12/31/16	$9,920	$10,204
01/31/17	$9,974	$10,224
02/28/17	$10,081	$10,293
03/31/17	$10,092	$10,287
04/30/17	$10,115	$10,367
05/31/17	$10,138	$10,447
06/30/17	$10,187	$10,436
07/31/17	$10,233	$10,481
08/31/17	$10,233	$10,575
09/30/17	$10,263	$10,525
10/31/17	$10,294	$10,531
11/30/17	$10,332	$10,517
12/31/17	$10,375	$10,565
01/31/18	$10,508	$10,444
02/28/18	$10,500	$10,345
03/31/18	$10,506	$10,411
04/30/18	$10,561	$10,334
05/31/18	$10,592	$10,407
06/30/18	$10,592	$10,395
07/31/18	$10,662	$10,397
08/31/18	$10,718	$10,464
09/30/18	$10,731	$10,397
10/31/18	$10,684	$10,314
11/30/18	$10,716	$10,376
12/31/18	$10,534	$10,567
01/31/19	$10,739	$10,679
02/28/19	$10,789	$10,673
03/31/19	$10,830	$10,878
04/30/19	$10,904	$10,880
05/31/19	$10,854	$11,073
06/30/19	$10,981	$11,213
07/31/19	$11,031	$11,237
08/31/19	$11,072	$11,528
09/30/19	$11,087	$11,467
10/31/19	$11,145	$11,502
11/30/19	$11,162	$11,496
12/31/19	$11,206	$11,488
01/31/20	$11,231	$11,709
02/29/20	$11,082	$11,920
03/31/20	$10,775	$11,849
04/30/20	$11,117	$12,060
05/31/20	$11,192	$12,116
06/30/20	$11,317	$12,192
07/31/20	$11,451	$12,375
08/31/20	$11,551	$12,275
09/30/20	$11,559	$12,268
10/31/20	$11,509	$12,213
11/30/20	$11,718	$12,333
12/31/20	$11,787	$12,350
01/31/21	$11,762	$12,261
02/28/21	$11,854	$12,084
03/31/21	$11,938	$11,934
04/30/21	$12,013	$12,028
05/31/21	$12,063	$12,067
06/30/21	$12,087	$12,152
07/31/21	$12,121	$12,288
08/31/21	$12,188	$12,264
09/30/21	$12,150	$12,158
10/31/21	$12,276	$12,155
11/30/21	$12,243	$12,191
12/31/21	$12,341	$12,160
01/31/22	$12,249	$11,898
02/28/22	$12,131	$11,765
03/31/22	$12,173	$11,438
04/30/22	$11,888	$11,004
05/31/22	$11,804	$11,075
06/30/22	$11,471	$10,901
07/31/22	$11,748	$11,168
08/31/22	$11,714	$10,852
09/30/22	$11,434	$10,383
10/31/22	$11,635	$10,249
11/30/22	$11,804	$10,626
12/31/22	$11,787	$10,578
01/31/23	$12,041	$10,903
02/28/23	$12,007	$10,621
03/31/23	$12,152	$10,891
04/30/23	$12,228	$10,957
05/31/23	$12,271	$10,838
06/30/23	$12,476	$10,799
07/31/23	$12,535	$10,791
08/31/23	$12,569	$10,723
09/30/23	$12,564	$10,450
10/31/23	$12,539	$10,285
11/30/23	$12,735	$10,751
12/31/23	$12,838	$11,162
01/31/24	$12,883	$11,132
02/29/24	$12,981	$10,974
03/31/24	$13,068	$11,076
04/30/24	$13,050	$10,796
05/31/24	$13,175	$10,979
06/30/24	$13,257	$11,083
07/31/24	$13,329	$11,342
08/31/24	$13,472	$11,505
09/30/24	$13,582	$11,659
10/31/24	$13,618	$11,370
11/30/24	$13,717	$11,490
12/31/24	$13,753	$11,302
01/31/25	$13,844	$11,362
02/28/25	$13,916	$11,612
03/31/25	$13,930	$11,616
04/30/25	$13,949	$11,662
05/31/25	$14,131	$11,578
06/30/25	$14,212	$11,756
07/31/25	$14,312	$11,725
08/31/25	$14,394	$11,866
09/30/25	$14,492	$11,995
10/31/25	$14,611	$12,070

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	7.29	4.89	4.37
Class A with sales charge	4.87	4.41	3.86
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 16,992,904,297
Holdings Count | Holding	989
Advisory Fees Paid, Amount	$ 104,424,957
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$16,992,904,297	989	43%	$104,424,957

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.4
Consumer Discretionary	14.5
Financials	11.1
Communication Services	10.1
Industrials	8.6
Health Care	7.8
Utilities	6.2
Consumer Staples	3.7
Other	3.4
Energy	2.0
Materials	1.5
Real Estate	1.5
Special Purpose Acquisition Companies	0.7

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.2
Apple, Inc.	4.1
Microsoft Corp.	4.0
Amazon.com, Inc.	2.4
Calamos Short-Term Bond Fund - Class I	2.0
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.8
Broadcom, Inc.	1.8
Alphabet, Inc. - Class C	1.6
Alphabet, Inc. - Class A	1.5
Meta Platforms, Inc. - Class A	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011368
Shareholder Report [Line Items]
Fund Name	Calamos Market Neutral Income Fund
Class Name	Class C
Trading Symbol	CVSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$205	1.99%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong performance, outperforming the Bloomberg US Government/Credit Index with significantly less volatility than the index. The period was marked by significant market volatility, including April’s dramatic tariff-driven selloff that pushed equities down nearly 20% before rebounding swiftly, followed by a calmer environment as Federal Reserve easing commenced and economic resilience persisted. All four Fund strategies—hedged equity, convertible arbitrage, merger arbitrage, and SPAC arbitrage—contributed positively. The Fund’s defensively positioned hedged equity sleeve limited downside during April’s turbulence while capturing upside as markets recovered. Convertible arbitrage capitalized on exceptional new issuance opportunities, with 2025 on pace for historically high volumes, while company-specific volatility provided ideal rebalancing conditions. With limited interest rate sensitivity, the Fund took advantage of market volatility, while elevated short-term rates enhanced option premium capture.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$10,000	$9,999
11/30/15	$9,970	$9,973
12/31/15	$9,934	$9,941
01/31/16	$9,750	$10,078
02/29/16	$9,720	$10,149
03/31/16	$9,932	$10,242
04/30/16	$10,016	$10,282
05/31/16	$10,062	$10,284
06/30/16	$10,087	$10,469
07/31/16	$10,202	$10,535
08/31/16	$10,218	$10,523
09/30/16	$10,241	$10,517
10/31/16	$10,241	$10,436
11/30/16	$10,295	$10,190
12/31/16	$10,324	$10,204
01/31/17	$10,379	$10,224
02/28/17	$10,480	$10,293
03/31/17	$10,489	$10,287
04/30/17	$10,505	$10,367
05/31/17	$10,520	$10,447
06/30/17	$10,567	$10,436
07/31/17	$10,606	$10,481
08/31/17	$10,598	$10,575
09/30/17	$10,625	$10,525
10/31/17	$10,648	$10,531
11/30/17	$10,680	$10,517
12/31/17	$10,719	$10,565
01/31/18	$10,854	$10,444
02/28/18	$10,830	$10,345
03/31/18	$10,830	$10,411
04/30/18	$10,886	$10,334
05/31/18	$10,910	$10,407
06/30/18	$10,906	$10,395
07/31/18	$10,970	$10,397
08/31/18	$11,018	$10,464
09/30/18	$11,027	$10,397
10/31/18	$10,971	$10,314
11/30/18	$10,995	$10,376
12/31/18	$10,797	$10,567
01/31/19	$11,003	$10,679
02/28/19	$11,053	$10,673
03/31/19	$11,088	$10,878
04/30/19	$11,154	$10,880
05/31/19	$11,097	$11,073
06/30/19	$11,219	$11,213
07/31/19	$11,269	$11,237
08/31/19	$11,302	$11,528
09/30/19	$11,303	$11,467
10/31/19	$11,362	$11,502
11/30/19	$11,362	$11,496
12/31/19	$11,409	$11,488
01/31/20	$11,425	$11,709
02/29/20	$11,259	$11,920
03/31/20	$10,948	$11,849
04/30/20	$11,289	$12,060
05/31/20	$11,355	$12,116
06/30/20	$11,475	$12,192
07/31/20	$11,608	$12,375
08/31/20	$11,700	$12,275
09/30/20	$11,700	$12,268
10/31/20	$11,641	$12,213
11/30/20	$11,850	$12,333
12/31/20	$11,908	$12,350
01/31/21	$11,875	$12,261
02/28/21	$11,966	$12,084
03/31/21	$12,033	$11,934
04/30/21	$12,108	$12,028
05/31/21	$12,149	$12,067
06/30/21	$12,159	$12,152
07/31/21	$12,184	$12,288
08/31/21	$12,251	$12,264
09/30/21	$12,201	$12,158
10/31/21	$12,326	$12,155
11/30/21	$12,276	$12,191
12/31/21	$12,376	$12,160
01/31/22	$12,276	$11,898
02/28/22	$12,151	$11,765
03/31/22	$12,184	$11,438
04/30/22	$11,893	$11,004
05/31/22	$11,801	$11,075
06/30/22	$11,460	$10,901
07/31/22	$11,726	$11,168
08/31/22	$11,684	$10,852
09/30/22	$11,401	$10,383
10/31/22	$11,593	$10,249
11/30/22	$11,751	$10,626
12/31/22	$11,728	$10,578
01/31/23	$11,979	$10,903
02/28/23	$11,937	$10,621
03/31/23	$12,071	$10,891
04/30/23	$12,138	$10,957
05/31/23	$12,171	$10,838
06/30/23	$12,367	$10,799
07/31/23	$12,417	$10,791
08/31/23	$12,450	$10,723
09/30/23	$12,430	$10,450
10/31/23	$12,396	$10,285
11/30/23	$12,581	$10,751
12/31/23	$12,683	$11,162
01/31/24	$12,718	$11,132
02/29/24	$12,806	$10,974
03/31/24	$12,885	$11,076
04/30/24	$12,859	$10,796
05/31/24	$12,973	$10,979
06/30/24	$13,046	$11,083
07/31/24	$13,107	$11,342
08/31/24	$13,239	$11,505
09/30/24	$13,346	$11,659
10/31/24	$13,364	$11,370
11/30/24	$13,452	$11,490
12/31/24	$13,487	$11,302
01/31/25	$13,566	$11,362
02/28/25	$13,629	$11,612
03/31/25	$13,629	$11,616
04/30/25	$13,637	$11,662
05/31/25	$13,806	$11,578
06/30/25	$13,885	$11,756
07/31/25	$13,973	$11,725
08/31/25	$14,044	$11,866
09/30/25	$14,122	$11,995
10/31/25	$14,228	$12,070

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	6.47	4.09	3.59
Class C with sales charge	5.47	4.09	3.59
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 16,992,904,297
Holdings Count | Holding	989
Advisory Fees Paid, Amount	$ 104,424,957
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$16,992,904,297	989	43%	$104,424,957

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.4
Consumer Discretionary	14.5
Financials	11.1
Communication Services	10.1
Industrials	8.6
Health Care	7.8
Utilities	6.2
Consumer Staples	3.7
Other	3.4
Energy	2.0
Materials	1.5
Real Estate	1.5
Special Purpose Acquisition Companies	0.7

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.2
Apple, Inc.	4.1
Microsoft Corp.	4.0
Amazon.com, Inc.	2.4
Calamos Short-Term Bond Fund - Class I	2.0
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.8
Broadcom, Inc.	1.8
Alphabet, Inc. - Class C	1.6
Alphabet, Inc. - Class A	1.5
Meta Platforms, Inc. - Class A	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011369
Shareholder Report [Line Items]
Fund Name	Calamos Market Neutral Income Fund
Class Name	Class I
Trading Symbol	CMNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong performance, outperforming the Bloomberg US Government/Credit Index with significantly less volatility than the index. The period was marked by significant market volatility, including April’s dramatic tariff-driven selloff that pushed equities down nearly 20% before rebounding swiftly, followed by a calmer environment as Federal Reserve easing commenced and economic resilience persisted. All four Fund strategies—hedged equity, convertible arbitrage, merger arbitrage, and SPAC arbitrage—contributed positively. The Fund’s defensively positioned hedged equity sleeve limited downside during April’s turbulence while capturing upside as markets recovered. Convertible arbitrage capitalized on exceptional new issuance opportunities, with 2025 on pace for historically high volumes, while company-specific volatility provided ideal rebalancing conditions. With limited interest rate sensitivity, the Fund took advantage of market volatility, while elevated short-term rates enhanced option premium capture.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
10/31/15	$1,000,000	$1,000,000
11/30/15	$997,682	$997,356
12/31/15	$995,023	$994,134
01/31/16	$977,677	$1,007,812
02/29/16	$975,312	$1,014,963
03/31/16	$997,310	$1,024,272
04/30/16	$1,006,010	$1,028,206
05/31/16	$1,012,337	$1,028,470
06/30/16	$1,015,139	$1,046,949
07/31/16	$1,027,838	$1,053,568
08/31/16	$1,030,219	$1,052,365
09/30/16	$1,033,818	$1,051,746
10/31/16	$1,033,818	$1,043,701
11/30/16	$1,040,987	$1,019,016
12/31/16	$1,045,123	$1,020,451
01/31/17	$1,050,808	$1,022,455
02/28/17	$1,062,177	$1,029,327
03/31/17	$1,064,123	$1,028,785
04/30/17	$1,066,567	$1,036,726
05/31/17	$1,069,012	$1,044,703
06/30/17	$1,074,179	$1,043,655
07/31/17	$1,079,080	$1,048,147
08/31/17	$1,079,080	$1,057,544
09/30/17	$1,083,005	$1,052,510
10/31/17	$1,086,282	$1,053,119
11/30/17	$1,090,378	$1,051,766
12/31/17	$1,094,790	$1,056,594
01/31/18	$1,109,868	$1,044,424
02/28/18	$1,109,030	$1,034,526
03/31/18	$1,109,495	$1,041,161
04/30/18	$1,116,209	$1,033,416
05/31/18	$1,119,566	$1,040,789
06/30/18	$1,120,189	$1,039,509
07/31/18	$1,126,921	$1,039,757
08/31/18	$1,132,813	$1,046,448
09/30/18	$1,135,016	$1,039,710
10/31/18	$1,129,941	$1,031,495
11/30/18	$1,133,324	$1,037,650
12/31/18	$1,114,512	$1,056,713
01/31/19	$1,136,503	$1,067,938
02/28/19	$1,142,660	$1,067,318
03/31/19	$1,146,821	$1,087,811
04/30/19	$1,154,760	$1,088,090
05/31/19	$1,150,349	$1,107,406
06/30/19	$1,163,788	$1,121,310
07/31/19	$1,169,099	$1,123,778
08/31/19	$1,174,409	$1,152,899
09/30/19	$1,175,911	$1,146,760
10/31/19	$1,182,133	$1,150,214
11/30/19	$1,183,910	$1,149,626
12/31/19	$1,189,490	$1,148,825
01/31/20	$1,192,171	$1,170,934
02/29/20	$1,176,085	$1,192,011
03/31/20	$1,143,903	$1,184,994
04/30/20	$1,180,687	$1,206,060
05/31/20	$1,188,762	$1,211,673
06/30/20	$1,202,034	$1,219,309
07/31/20	$1,216,430	$1,237,520
08/31/20	$1,228,127	$1,227,529
09/30/20	$1,229,026	$1,226,858
10/31/20	$1,223,628	$1,221,379
11/30/20	$1,246,121	$1,233,363
12/31/20	$1,253,154	$1,235,062
01/31/21	$1,251,350	$1,226,207
02/28/21	$1,262,176	$1,208,502
03/31/21	$1,270,296	$1,193,410
04/30/21	$1,279,318	$1,202,838
05/31/21	$1,284,731	$1,206,767
06/30/21	$1,287,160	$1,215,246
07/31/21	$1,290,778	$1,228,835
08/31/21	$1,298,014	$1,226,496
09/30/21	$1,294,747	$1,215,875
10/31/21	$1,308,329	$1,215,540
11/30/21	$1,304,707	$1,219,139
12/31/21	$1,316,124	$1,216,020
01/31/22	$1,306,154	$1,189,822
02/28/22	$1,294,370	$1,176,547
03/31/22	$1,298,298	$1,143,858
04/30/22	$1,269,286	$1,100,451
05/31/22	$1,260,220	$1,107,545
06/30/22	$1,224,158	$1,090,171
07/31/22	$1,254,104	$1,116,808
08/31/22	$1,251,382	$1,085,255
09/30/22	$1,221,843	$1,038,363
10/31/22	$1,242,752	$1,024,912
11/30/22	$1,261,844	$1,062,604
12/31/22	$1,260,015	$1,057,813
01/31/23	$1,287,486	$1,090,357
02/28/23	$1,283,824	$1,062,165
03/31/23	$1,299,438	$1,089,143
04/30/23	$1,308,608	$1,095,747
05/31/23	$1,313,193	$1,083,815
06/30/23	$1,335,368	$1,079,947
07/31/23	$1,341,806	$1,079,199
08/31/23	$1,346,404	$1,072,306
09/30/23	$1,344,911	$1,045,054
10/31/23	$1,343,063	$1,028,563
11/30/23	$1,364,323	$1,075,140
12/31/23	$1,375,507	$1,116,297
01/31/24	$1,381,328	$1,113,230
02/29/24	$1,391,998	$1,097,503
03/31/24	$1,401,346	$1,107,638
04/30/24	$1,399,403	$1,079,658
05/31/24	$1,413,980	$1,097,962
06/30/24	$1,422,858	$1,108,361
07/31/24	$1,430,660	$1,134,249
08/31/24	$1,445,289	$1,150,545
09/30/24	$1,458,122	$1,165,952
10/31/24	$1,462,037	$1,137,038
11/30/24	$1,472,801	$1,149,058
12/31/24	$1,477,677	$1,130,253
01/31/25	$1,487,574	$1,136,248
02/28/25	$1,496,482	$1,161,248
03/31/25	$1,496,957	$1,161,687
04/30/25	$1,499,931	$1,166,251
05/31/25	$1,518,767	$1,157,902
06/30/25	$1,528,580	$1,175,705
07/31/25	$1,539,519	$1,172,602
08/31/25	$1,549,464	$1,186,631
09/30/25	$1,559,173	$1,199,575
10/31/25	$1,573,139	$1,207,067

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class I	7.60	5.15	4.63
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 16,992,904,297
Holdings Count | Holding	989
Advisory Fees Paid, Amount	$ 104,424,957
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$16,992,904,297	989	43%	$104,424,957

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.4
Consumer Discretionary	14.5
Financials	11.1
Communication Services	10.1
Industrials	8.6
Health Care	7.8
Utilities	6.2
Consumer Staples	3.7
Other	3.4
Energy	2.0
Materials	1.5
Real Estate	1.5
Special Purpose Acquisition Companies	0.7

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.2
Apple, Inc.	4.1
Microsoft Corp.	4.0
Amazon.com, Inc.	2.4
Calamos Short-Term Bond Fund - Class I	2.0
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.8
Broadcom, Inc.	1.8
Alphabet, Inc. - Class C	1.6
Alphabet, Inc. - Class A	1.5
Meta Platforms, Inc. - Class A	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000220408
Shareholder Report [Line Items]
Fund Name	Calamos Market Neutral Income Fund
Class Name	Class R6
Trading Symbol	CVSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Market Neutral Income Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong performance, outperforming the Bloomberg US Government/Credit Index with significantly less volatility than the index. The period was marked by significant market volatility, including April’s dramatic tariff-driven selloff that pushed equities down nearly 20% before rebounding swiftly, followed by a calmer environment as Federal Reserve easing commenced and economic resilience persisted. All four Fund strategies—hedged equity, convertible arbitrage, merger arbitrage, and SPAC arbitrage—contributed positively. The Fund’s defensively positioned hedged equity sleeve limited downside during April’s turbulence while capturing upside as markets recovered. Convertible arbitrage capitalized on exceptional new issuance opportunities, with 2025 on pace for historically high volumes, while company-specific volatility provided ideal rebalancing conditions. With limited interest rate sensitivity, the Fund took advantage of market volatility, while elevated short-term rates enhanced option premium capture.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Bond Index
06/23/20	$10,000	$10,001
06/30/20	$10,007	$10,027
07/31/20	$10,135	$10,177
08/31/20	$10,225	$10,095
09/30/20	$10,232	$10,089
10/31/20	$10,195	$10,044
11/30/20	$10,382	$10,143
12/31/20	$10,444	$10,157
01/31/21	$10,422	$10,084
02/28/21	$10,512	$9,938
03/31/21	$10,587	$9,814
04/30/21	$10,662	$9,892
05/31/21	$10,707	$9,924
06/30/21	$10,729	$9,994
07/31/21	$10,760	$10,105
08/31/21	$10,820	$10,086
09/30/21	$10,795	$9,999
10/31/21	$10,908	$9,996
11/30/21	$10,878	$10,026
12/31/21	$10,967	$10,000
01/31/22	$10,892	$9,784
02/28/22	$10,793	$9,675
03/31/22	$10,828	$9,407
04/30/22	$10,579	$9,050
05/31/22	$10,503	$9,108
06/30/22	$10,212	$8,965
07/31/22	$10,462	$9,184
08/31/22	$10,439	$8,925
09/30/22	$10,195	$8,539
10/31/22	$10,369	$8,428
11/30/22	$10,528	$8,738
12/31/22	$10,516	$8,699
01/31/23	$10,745	$8,967
02/28/23	$10,714	$8,735
03/31/23	$10,847	$8,957
04/30/23	$10,923	$9,011
05/31/23	$10,962	$8,913
06/30/23	$11,149	$8,881
07/31/23	$11,203	$8,875
08/31/23	$11,233	$8,818
09/30/23	$11,231	$8,594
10/31/23	$11,207	$8,458
11/30/23	$11,385	$8,841
12/31/23	$11,488	$9,180
01/31/24	$11,529	$9,155
02/29/24	$11,618	$9,025
03/31/24	$11,698	$9,109
04/30/24	$11,690	$8,879
05/31/24	$11,804	$9,029
06/30/24	$11,880	$9,115
07/31/24	$11,954	$9,327
08/31/24	$12,076	$9,461
09/30/24	$12,185	$9,588
10/31/24	$12,210	$9,350
11/30/24	$12,308	$9,449
12/31/24	$12,343	$9,295
01/31/25	$12,434	$9,344
02/28/25	$12,500	$9,550
03/31/25	$12,507	$9,553
04/30/25	$12,532	$9,591
05/31/25	$12,697	$9,522
06/30/25	$12,774	$9,668
07/31/25	$12,874	$9,643
08/31/25	$12,949	$9,758
09/30/25	$13,033	$9,865
10/31/25	$13,150	$9,926

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	SINCE INCEPTION 6/23/20
Class R6	7.70	5.22	5.24
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	-0.14

Performance Inception Date	Jun. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 16,992,904,297
Holdings Count | Holding	989
Advisory Fees Paid, Amount	$ 104,424,957
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$16,992,904,297	989	43%	$104,424,957

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	38.4
Consumer Discretionary	14.5
Financials	11.1
Communication Services	10.1
Industrials	8.6
Health Care	7.8
Utilities	6.2
Consumer Staples	3.7
Other	3.4
Energy	2.0
Materials	1.5
Real Estate	1.5
Special Purpose Acquisition Companies	0.7

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	5.2
Apple, Inc.	4.1
Microsoft Corp.	4.0
Amazon.com, Inc.	2.4
Calamos Short-Term Bond Fund - Class I	2.0
Alibaba Group Holding Ltd., 0.500%, 06/01/31	1.8
Broadcom, Inc.	1.8
Alphabet, Inc. - Class C	1.6
Alphabet, Inc. - Class A	1.5
Meta Platforms, Inc. - Class A	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000165048
Shareholder Report [Line Items]
Fund Name	Calamos Phineus Long/Short Fund
Class Name	Class A
Trading Symbol	CPLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$239	2.29%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered solid returns and reduced investor volatility in a year marked by dramatic geopolitical headlines. Benefiting from active long/short positioning (with an average net equity exposure of just over 20% during the period), the Fund navigated turbulence and uncertainty, delivering a steadying effect during selloffs while still participating in market recoveries. Impressively in Q1 2025, the Fund’s Class A shares at NAV delivered a positive returns of +0.94% as the S&P 500 dropped -4.27%. In Q2 2025, the Fund gained +8.82% as the S&P 500 rallied +10.94%. The Fund took a more cautious stance late in the reporting period, as market participants continued to reward stocks with optimistic forecasts and high valuations.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	S&P 500 Total Return Index
10/31/15	$9,521	$10,000
11/30/15	$9,188	$10,029
12/31/15	$8,889	$9,871
01/31/16	$8,342	$9,381
02/29/16	$8,462	$9,369
03/31/16	$8,829	$10,004
04/30/16	$8,966	$10,043
05/31/16	$8,974	$10,223
06/30/16	$8,342	$10,250
07/31/16	$8,726	$10,628
08/31/16	$8,991	$10,643
09/30/16	$9,026	$10,645
10/31/16	$9,205	$10,451
11/30/16	$9,863	$10,838
12/31/16	$9,999	$11,052
01/31/17	$10,008	$11,261
02/28/17	$10,163	$11,709
03/31/17	$10,283	$11,722
04/30/17	$10,361	$11,843
05/31/17	$10,214	$12,009
06/30/17	$10,628	$12,084
07/31/17	$10,611	$12,333
08/31/17	$10,456	$12,370
09/30/17	$10,671	$12,626
10/31/17	$10,628	$12,920
11/30/17	$10,697	$13,317
12/31/17	$10,888	$13,465
01/31/18	$11,141	$14,235
02/28/18	$11,045	$13,711
03/31/18	$11,080	$13,362
04/30/18	$11,098	$13,414
05/31/18	$10,958	$13,737
06/30/18	$10,880	$13,821
07/31/18	$11,010	$14,336
08/31/18	$10,932	$14,803
09/30/18	$10,661	$14,887
10/31/18	$10,592	$13,869
11/30/18	$10,670	$14,152
12/31/18	$10,218	$12,874
01/31/19	$10,680	$13,906
02/28/19	$10,671	$14,352
03/31/19	$10,553	$14,631
04/30/19	$10,717	$15,224
05/31/19	$10,717	$14,256
06/30/19	$10,771	$15,261
07/31/19	$10,852	$15,480
08/31/19	$10,644	$15,235
09/30/19	$10,562	$15,520
10/31/19	$10,544	$15,856
11/30/19	$10,717	$16,432
12/31/19	$10,600	$16,928
01/31/20	$10,555	$16,921
02/29/20	$10,301	$15,528
03/31/20	$9,375	$13,610
04/30/20	$10,165	$15,355
05/31/20	$10,437	$16,086
06/30/20	$10,519	$16,406
07/31/20	$10,137	$17,331
08/31/20	$10,528	$18,577
09/30/20	$10,174	$17,871
10/31/20	$10,147	$17,396
11/30/20	$12,089	$19,300
12/31/20	$12,670	$20,042
01/31/21	$11,916	$19,840
02/28/21	$13,514	$20,387
03/31/21	$14,240	$21,280
04/30/21	$14,648	$22,416
05/31/21	$14,775	$22,572
06/30/21	$14,076	$23,099
07/31/21	$13,813	$23,648
08/31/21	$13,958	$24,367
09/30/21	$14,149	$23,234
10/31/21	$14,022	$24,861
11/30/21	$13,232	$24,689
12/31/21	$13,586	$25,796
01/31/22	$14,594	$24,461
02/28/22	$14,712	$23,728
03/31/22	$14,585	$24,609
04/30/22	$14,013	$22,463
05/31/22	$13,976	$22,505
06/30/22	$12,960	$20,647
07/31/22	$13,550	$22,551
08/31/22	$13,341	$21,631
09/30/22	$12,543	$19,639
10/31/22	$13,260	$21,229
11/30/22	$14,004	$22,415
12/31/22	$13,432	$21,124
01/31/23	$14,276	$22,451
02/28/23	$14,122	$21,903
03/31/23	$13,704	$22,707
04/30/23	$13,831	$23,062
05/31/23	$13,650	$23,162
06/30/23	$14,394	$24,693
07/31/23	$14,467	$25,486
08/31/23	$14,094	$25,080
09/30/23	$13,895	$23,884
10/31/23	$13,541	$23,382
11/30/23	$14,076	$25,518
12/31/23	$14,465	$26,677
01/31/24	$14,760	$27,125
02/29/24	$14,889	$28,573
03/31/24	$15,304	$29,493
04/30/24	$15,489	$28,288
05/31/24	$15,471	$29,691
06/30/24	$15,332	$30,756
07/31/24	$15,563	$31,131
08/31/24	$15,572	$31,886
09/30/24	$15,517	$32,567
10/31/24	$15,683	$32,271
11/30/24	$15,766	$34,166
12/31/24	$15,705	$33,351
01/31/25	$16,335	$34,280
02/28/25	$15,951	$33,833
03/31/25	$15,853	$31,926
04/30/25	$16,000	$31,710
05/31/25	$16,680	$33,706
06/30/25	$17,251	$35,420
07/31/25	$17,398	$36,215
08/31/25	$17,605	$36,949
09/30/25	$17,467	$38,298
10/31/25	$17,064	$39,194

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	8.81	10.96	6.01
Class A with sales charge	3.62	9.88	5.49
S&P 500 Total Return Index	21.39	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,132,891,247
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 13,043,780
InvestmentCompanyPortfolioTurnover	347.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,132,891,247	79	347%	$13,043,780

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	38.9
Information Technology	24.0
Consumer Discretionary	12.9
Communication Services	9.9
Financials	8.2
Health Care	7.2
Materials	3.2
Other	0.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Amazon.com, Inc.	6.0
Alphabet, Inc. - Class A	5.9
NVIDIA Corp.	5.6
Microsoft Corp.	5.3
L3Harris Technologies, Inc.	4.3
Oracle Corp.	4.3
United Airlines Holdings, Inc.	3.9
3M Co.	3.9
Boeing Co.	3.5
Wells Fargo & Co.	3.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000165049
Shareholder Report [Line Items]
Fund Name	Calamos Phineus Long/Short Fund
Class Name	Class C
Trading Symbol	CPCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$318	3.06%

Expenses Paid, Amount	$ 318
Expense Ratio, Percent	3.06%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered solid returns and reduced investor volatility in a year marked by dramatic geopolitical headlines. Benefiting from active long/short positioning (with an average net equity exposure of just over 20% during the period), the Fund navigated turbulence and uncertainty, delivering a steadying effect during selloffs while still participating in market recoveries. Impressively in Q1 2025, the Fund’s Class C shares at NAV delivered a positive returns of +0.73% as the S&P 500 dropped -4.27%. In Q2 2025, the Fund gained +8.61% as the S&P 500 rallied +10.94%. The Fund took a more cautious stance late in the reporting period, as market participants continued to reward stocks with optimistic forecasts and high valuations.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	S&P 500 Total Return Index
10/31/15	$10,000	$10,000
11/30/15	$9,646	$10,029
12/31/15	$9,322	$9,871
01/31/16	$8,745	$9,381
02/29/16	$8,862	$9,369
03/31/16	$9,241	$10,004
04/30/16	$9,387	$10,043
05/31/16	$9,387	$10,223
06/30/16	$8,725	$10,250
07/31/16	$9,119	$10,628
08/31/16	$9,387	$10,643
09/30/16	$9,423	$10,645
10/31/16	$9,602	$10,451
11/30/16	$10,282	$10,838
12/31/16	$10,415	$11,052
01/31/17	$10,415	$11,261
02/28/17	$10,569	$11,709
03/31/17	$10,686	$11,722
04/30/17	$10,767	$11,843
05/31/17	$10,605	$12,009
06/30/17	$11,020	$12,084
07/31/17	$11,011	$12,333
08/31/17	$10,839	$12,370
09/30/17	$11,047	$12,626
10/31/17	$11,002	$12,920
11/30/17	$11,065	$13,317
12/31/17	$11,256	$13,465
01/31/18	$11,512	$14,235
02/28/18	$11,402	$13,711
03/31/18	$11,430	$13,362
04/30/18	$11,448	$13,414
05/31/18	$11,293	$13,737
06/30/18	$11,201	$13,821
07/31/18	$11,329	$14,336
08/31/18	$11,238	$14,803
09/30/18	$10,954	$14,887
10/31/18	$10,881	$13,869
11/30/18	$10,954	$14,152
12/31/18	$10,490	$12,874
01/31/19	$10,947	$13,906
02/28/19	$10,937	$14,352
03/31/19	$10,804	$14,631
04/30/19	$10,966	$15,224
05/31/19	$10,956	$14,256
06/30/19	$11,013	$15,261
07/31/19	$11,080	$15,480
08/31/19	$10,871	$15,235
09/30/19	$10,775	$15,520
10/31/19	$10,756	$15,856
11/30/19	$10,918	$16,432
12/31/19	$10,794	$16,928
01/31/20	$10,737	$16,921
02/29/20	$10,471	$15,528
03/31/20	$9,531	$13,610
04/30/20	$10,319	$15,355
05/31/20	$10,595	$16,086
06/30/20	$10,671	$16,406
07/31/20	$10,272	$17,331
08/31/20	$10,661	$18,577
09/30/20	$10,300	$17,871
10/31/20	$10,262	$17,396
11/30/20	$12,229	$19,300
12/31/20	$12,799	$20,042
01/31/21	$12,039	$19,840
02/28/21	$13,645	$20,387
03/31/21	$14,367	$21,280
04/30/21	$14,776	$22,416
05/31/21	$14,890	$22,572
06/30/21	$14,168	$23,099
07/31/21	$13,902	$23,648
08/31/21	$14,035	$24,367
09/30/21	$14,225	$23,234
10/31/21	$14,092	$24,861
11/30/21	$13,284	$24,689
12/31/21	$13,636	$25,796
01/31/22	$14,633	$24,461
02/28/22	$14,738	$23,728
03/31/22	$14,605	$24,609
04/30/22	$14,025	$22,463
05/31/22	$13,978	$22,505
06/30/22	$12,951	$20,647
07/31/22	$13,531	$22,551
08/31/22	$13,322	$21,631
09/30/22	$12,514	$19,639
10/31/22	$13,218	$21,229
11/30/22	$13,959	$22,415
12/31/22	$13,370	$21,124
01/31/23	$14,206	$22,451
02/28/23	$14,044	$21,903
03/31/23	$13,626	$22,707
04/30/23	$13,740	$23,062
05/31/23	$13,550	$23,162
06/30/23	$14,282	$24,693
07/31/23	$14,339	$25,486
08/31/23	$13,959	$25,080
09/30/23	$13,759	$23,884
10/31/23	$13,398	$23,382
11/30/23	$13,921	$25,518
12/31/23	$14,293	$26,677
01/31/24	$14,581	$27,125
02/29/24	$14,696	$28,573
03/31/24	$15,099	$29,493
04/30/24	$15,272	$28,288
05/31/24	$15,243	$29,691
06/30/24	$15,090	$30,756
07/31/24	$15,310	$31,131
08/31/24	$15,310	$31,886
09/30/24	$15,253	$32,567
10/31/24	$15,397	$32,271
11/30/24	$15,473	$34,166
12/31/24	$15,407	$33,351
01/31/25	$16,008	$34,280
02/28/25	$15,631	$33,833
03/31/25	$15,519	$31,926
04/30/25	$15,662	$31,710
05/31/25	$16,304	$33,706
06/30/25	$16,855	$35,420
07/31/25	$16,997	$36,215
08/31/25	$17,191	$36,949
09/30/25	$17,038	$38,298
10/31/25	$16,641	$39,194

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	8.08	10.15	5.22
Class C with sales charge	7.08	10.15	5.22
S&P 500 Total Return Index	21.39	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,132,891,247
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 13,043,780
InvestmentCompanyPortfolioTurnover	347.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,132,891,247	79	347%	$13,043,780

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	38.9
Information Technology	24.0
Consumer Discretionary	12.9
Communication Services	9.9
Financials	8.2
Health Care	7.2
Materials	3.2
Other	0.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Amazon.com, Inc.	6.0
Alphabet, Inc. - Class A	5.9
NVIDIA Corp.	5.6
Microsoft Corp.	5.3
L3Harris Technologies, Inc.	4.3
Oracle Corp.	4.3
United Airlines Holdings, Inc.	3.9
3M Co.	3.9
Boeing Co.	3.5
Wells Fargo & Co.	3.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000165050
Shareholder Report [Line Items]
Fund Name	Calamos Phineus Long/Short Fund
Class Name	Class I
Trading Symbol	CPLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Phineus Long/Short Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$213	2.04%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered solid returns and reduced investor volatility in a year marked by dramatic geopolitical headlines. Benefiting from active long/short positioning (with an average net equity exposure of just over 20% during the period), the Fund navigated turbulence and uncertainty, delivering a steadying effect during selloffs while still participating in market recoveries. Impressively in Q1 2025, the Fund’s Class I shares at NAV delivered positive returns of (+0.93%) as the S&P 500 dropped -4.27%. In Q2 2025, the Fund gained +8.93% as the S&P 500 rallied +10.94%. The Fund took a more cautious stance late in the reporting period, as market participants continued to reward stocks with optimistic forecasts and high valuations.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Total Return Index
10/31/15	$1,000,000	$999,999
11/30/15	$965,474	$1,002,973
12/31/15	$933,814	$987,154
01/31/16	$876,798	$938,168
02/29/16	$889,286	$936,902
03/31/16	$927,985	$1,000,459
04/30/16	$942,833	$1,004,339
05/31/16	$944,631	$1,022,374
06/30/16	$878,120	$1,025,024
07/31/16	$919,464	$1,062,815
08/31/16	$947,327	$1,064,308
09/30/16	$950,922	$1,064,507
10/31/16	$970,696	$1,045,090
11/30/16	$1,039,903	$1,083,795
12/31/16	$1,054,171	$1,105,216
01/31/17	$1,055,078	$1,126,178
02/28/17	$1,071,393	$1,170,897
03/31/17	$1,084,083	$1,172,260
04/30/17	$1,093,148	$1,184,300
05/31/17	$1,077,738	$1,200,966
06/30/17	$1,121,247	$1,208,462
07/31/17	$1,120,340	$1,233,312
08/31/17	$1,104,025	$1,237,088
09/30/17	$1,126,685	$1,262,607
10/31/17	$1,123,060	$1,292,069
11/30/17	$1,130,311	$1,331,697
12/31/17	$1,151,324	$1,346,503
01/31/18	$1,177,928	$1,423,595
02/28/18	$1,167,837	$1,371,127
03/31/18	$1,171,507	$1,336,282
04/30/18	$1,173,341	$1,341,409
05/31/18	$1,158,663	$1,373,713
06/30/18	$1,150,407	$1,382,168
07/31/18	$1,165,085	$1,433,605
08/31/18	$1,156,828	$1,480,317
09/30/18	$1,128,389	$1,488,743
10/31/18	$1,121,967	$1,386,988
11/30/18	$1,130,224	$1,415,252
12/31/18	$1,082,952	$1,287,469
01/31/19	$1,131,571	$1,390,640
02/28/19	$1,130,617	$1,435,291
03/31/19	$1,118,224	$1,463,181
04/30/19	$1,136,337	$1,522,424
05/31/19	$1,136,337	$1,425,677
06/30/19	$1,143,010	$1,526,154
07/31/19	$1,151,590	$1,548,090
08/31/19	$1,129,664	$1,523,566
09/30/19	$1,121,084	$1,552,073
10/31/19	$1,120,131	$1,585,689
11/30/19	$1,138,244	$1,643,248
12/31/19	$1,125,923	$1,692,846
01/31/20	$1,121,136	$1,692,182
02/29/20	$1,094,329	$1,552,884
03/31/20	$996,672	$1,361,082
04/30/20	$1,079,967	$1,535,564
05/31/20	$1,109,647	$1,608,699
06/30/20	$1,118,264	$1,640,694
07/31/20	$1,078,053	$1,733,204
08/31/20	$1,120,179	$1,857,787
09/30/20	$1,081,882	$1,787,196
10/31/20	$1,079,010	$1,739,670
11/30/20	$1,287,727	$1,930,100
12/31/20	$1,349,002	$2,004,310
01/31/21	$1,269,536	$1,984,074
02/28/21	$1,439,957	$2,038,784
03/31/21	$1,517,507	$2,128,074
04/30/21	$1,561,549	$2,241,647
05/31/21	$1,574,952	$2,257,303
06/30/21	$1,500,274	$2,310,001
07/31/21	$1,472,509	$2,364,873
08/31/21	$1,488,785	$2,436,779
09/30/21	$1,508,891	$2,323,446
10/31/21	$1,496,444	$2,486,229
11/30/21	$1,412,191	$2,469,003
12/31/21	$1,450,488	$2,579,654
01/31/22	$1,557,719	$2,446,166
02/28/22	$1,571,123	$2,372,922
03/31/22	$1,557,719	$2,461,029
04/30/22	$1,496,444	$2,246,423
05/31/22	$1,493,572	$2,250,543
06/30/22	$1,385,384	$2,064,775
07/31/22	$1,448,573	$2,255,156
08/31/22	$1,426,553	$2,163,188
09/30/22	$1,341,342	$1,963,959
10/31/22	$1,417,936	$2,122,964
11/30/22	$1,498,359	$2,241,606
12/31/22	$1,436,584	$2,112,456
01/31/23	$1,528,525	$2,245,191
02/28/23	$1,512,244	$2,190,409
03/31/23	$1,468,188	$2,270,828
04/30/23	$1,481,597	$2,306,273
05/31/23	$1,462,442	$2,316,298
06/30/23	$1,542,891	$2,469,349
07/31/23	$1,550,553	$2,548,675
08/31/23	$1,510,328	$2,508,098
09/30/23	$1,489,258	$2,388,516
10/31/23	$1,451,907	$2,338,293
11/30/23	$1,509,371	$2,551,840
12/31/23	$1,552,038	$2,667,771
01/31/24	$1,584,230	$2,712,601
02/29/24	$1,597,887	$2,857,443
03/31/24	$1,642,760	$2,949,380
04/30/24	$1,663,246	$2,828,912
05/31/24	$1,661,295	$2,969,184
06/30/24	$1,646,662	$3,075,724
07/31/24	$1,672,026	$3,113,163
08/31/24	$1,673,001	$3,188,677
09/30/24	$1,668,124	$3,256,778
10/31/24	$1,685,683	$3,227,245
11/30/24	$1,695,438	$3,416,687
12/31/24	$1,689,734	$3,335,239
01/31/25	$1,756,489	$3,428,117
02/28/25	$1,716,853	$3,383,388
03/31/25	$1,705,380	$3,192,753
04/30/25	$1,723,112	$3,171,102
05/31/25	$1,795,082	$3,370,708
06/30/25	$1,857,665	$3,542,116
07/31/25	$1,874,353	$3,621,611
08/31/25	$1,897,300	$3,695,028
09/30/25	$1,881,655	$3,829,896
10/31/25	$1,838,890	$3,919,568

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class I	9.09	11.25	6.28
S&P 500 Total Return Index	21.39	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,132,891,247
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 13,043,780
InvestmentCompanyPortfolioTurnover	347.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,132,891,247	79	347%	$13,043,780

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Industrials	38.9
Information Technology	24.0
Consumer Discretionary	12.9
Communication Services	9.9
Financials	8.2
Health Care	7.2
Materials	3.2
Other	0.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Amazon.com, Inc.	6.0
Alphabet, Inc. - Class A	5.9
NVIDIA Corp.	5.6
Microsoft Corp.	5.3
L3Harris Technologies, Inc.	4.3
Oracle Corp.	4.3
United Airlines Holdings, Inc.	3.9
3M Co.	3.9
Boeing Co.	3.5
Wells Fargo & Co.	3.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011350
Shareholder Report [Line Items]
Fund Name	Calamos Select Fund
Class Name	Class A
Trading Symbol	CVAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$126	1.15%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong gains during a period characterized by policy uncertainty, market volatility, and ultimately a strong rebound driven by investor enthusiasm for AI innovation. Fund performance, much like the US equity market, benefited from strength in AI and technology stalwarts, which delivered impressive results throughout the annual period. The Fund largely neutralized the effect of the Mag 7 names, which accounted for approximately 55% of the S&P 500 Index’s return for the reporting period. The Fund’s overweight to Alphabet added value, while not owning Tesla detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	S&P 500 Total Return Index
10/31/15	$9,524	$10,000
11/30/15	$9,538	$10,029
12/31/15	$9,291	$9,871
01/31/16	$8,789	$9,381
02/29/16	$8,736	$9,369
03/31/16	$9,299	$10,004
04/30/16	$9,436	$10,043
05/31/16	$9,528	$10,223
06/30/16	$9,512	$10,250
07/31/16	$9,741	$10,628
08/31/16	$9,809	$10,643
09/30/16	$9,764	$10,645
10/31/16	$9,596	$10,451
11/30/16	$10,114	$10,838
12/31/16	$10,361	$11,052
01/31/17	$10,361	$11,261
02/28/17	$10,722	$11,709
03/31/17	$10,591	$11,722
04/30/17	$10,637	$11,843
05/31/17	$10,752	$12,009
06/30/17	$10,829	$12,084
07/31/17	$11,036	$12,333
08/31/17	$11,098	$12,370
09/30/17	$11,358	$12,626
10/31/17	$11,665	$12,920
11/30/17	$11,995	$13,317
12/31/17	$12,138	$13,465
01/31/18	$12,685	$14,235
02/28/18	$12,209	$13,711
03/31/18	$11,932	$13,362
04/30/18	$12,043	$13,414
05/31/18	$12,257	$13,737
06/30/18	$12,162	$13,821
07/31/18	$12,558	$14,336
08/31/18	$12,915	$14,803
09/30/18	$12,971	$14,887
10/31/18	$12,194	$13,869
11/30/18	$12,479	$14,152
12/31/18	$11,322	$12,874
01/31/19	$12,145	$13,906
02/28/19	$12,475	$14,352
03/31/19	$12,570	$14,631
04/30/19	$13,005	$15,224
05/31/19	$12,126	$14,256
06/30/19	$12,986	$15,261
07/31/19	$13,222	$15,480
08/31/19	$12,986	$15,235
09/30/19	$13,231	$15,520
10/31/19	$13,430	$15,856
11/30/19	$13,827	$16,432
12/31/19	$14,253	$16,928
01/31/20	$14,082	$16,921
02/29/20	$12,894	$15,528
03/31/20	$10,973	$13,610
04/30/20	$12,371	$15,355
05/31/20	$13,264	$16,086
06/30/20	$13,445	$16,406
07/31/20	$14,215	$17,331
08/31/20	$15,242	$18,577
09/30/20	$14,605	$17,871
10/31/20	$14,196	$17,396
11/30/20	$15,832	$19,300
12/31/20	$16,582	$20,042
01/31/21	$16,323	$19,840
02/28/21	$16,971	$20,387
03/31/21	$17,410	$21,280
04/30/21	$18,498	$22,416
05/31/21	$18,508	$22,572
06/30/21	$19,056	$23,099
07/31/21	$19,495	$23,648
08/31/21	$20,024	$24,367
09/30/21	$19,086	$23,234
10/31/21	$20,433	$24,861
11/30/21	$20,034	$24,689
12/31/21	$20,713	$25,796
01/31/22	$19,515	$24,461
02/28/22	$19,050	$23,728
03/31/22	$19,741	$24,609
04/30/22	$17,960	$22,463
05/31/22	$17,755	$22,505
06/30/22	$16,503	$20,647
07/31/22	$17,982	$22,551
08/31/22	$17,388	$21,631
09/30/22	$15,888	$19,639
10/31/22	$17,118	$21,229
11/30/22	$17,928	$22,415
12/31/22	$16,805	$21,124
01/31/23	$17,759	$22,451
02/28/23	$17,249	$21,903
03/31/23	$17,869	$22,707
04/30/23	$18,269	$23,062
05/31/23	$18,468	$23,162
06/30/23	$19,577	$24,693
07/31/23	$20,120	$25,486
08/31/23	$19,820	$25,080
09/30/23	$18,834	$23,884
10/31/23	$18,590	$23,382
11/30/23	$20,375	$25,518
12/31/23	$21,246	$26,677
01/31/24	$21,731	$27,125
02/29/24	$22,955	$28,573
03/31/24	$23,475	$29,493
04/30/24	$22,666	$28,288
05/31/24	$23,717	$29,691
06/30/24	$24,906	$30,756
07/31/24	$24,675	$31,131
08/31/24	$25,195	$31,886
09/30/24	$25,622	$32,567
10/31/24	$25,380	$32,271
11/30/24	$26,973	$34,166
12/31/24	$26,350	$33,351
01/31/25	$27,181	$34,280
02/28/25	$26,883	$33,833
03/31/25	$24,973	$31,926
04/30/25	$25,047	$31,710
05/31/25	$26,722	$33,706
06/30/25	$28,149	$35,420
07/31/25	$28,657	$36,215
08/31/25	$29,253	$36,949
09/30/25	$29,799	$38,298
10/31/25	$30,444	$39,194

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	19.95	16.48	12.32
Class A with sales charge	14.24	15.36	11.78
S&P 500 Total Return Index	21.39	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 62,868,966
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 583,105
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$62,868,966	47	46%	$583,105

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.4
Communication Services	15.9
Consumer Discretionary	13.1
Financials	10.7
Health Care	9.0
Industrials	6.6
Consumer Staples	2.3
Materials	2.2
Utilities	1.9
Real Estate	1.6
Energy	1.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.9
Alphabet, Inc. - Class A	7.6
Apple, Inc.	6.8
Microsoft Corp.	6.5
Amazon.com, Inc.	6.0
Broadcom, Inc.	4.4
Eli Lilly & Co.	2.3
Walmart, Inc.	2.3
Meta Platforms, Inc. - Class A	2.2
Visa, Inc. - Class A	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011352
Shareholder Report [Line Items]
Fund Name	Calamos Select Fund
Class Name	Class C
Trading Symbol	CVACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$208	1.90%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong gains during a period characterized by policy uncertainty, market volatility, and ultimately a strong rebound driven by investor enthusiasm for AI innovation. Fund performance, much like the US equity market, benefited from strength in AI and technology stalwarts, which delivered impressive results throughout the annual period. The Fund largely neutralized the effect of the Mag 7 names, which accounted for approximately 55% of the S&P 500 Index’s return for the reporting period. The Fund’s overweight to Alphabet added value, while not owning Tesla detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	S&P 500 Total Return Index
10/31/15	$10,000	$10,000
11/30/15	$10,008	$10,029
12/31/15	$9,742	$9,871
01/31/16	$9,207	$9,381
02/29/16	$9,145	$9,369
03/31/16	$9,724	$10,004
04/30/16	$9,865	$10,043
05/31/16	$9,961	$10,223
06/30/16	$9,935	$10,250
07/31/16	$10,172	$10,628
08/31/16	$10,233	$10,643
09/30/16	$10,181	$10,645
10/31/16	$9,996	$10,451
11/30/16	$10,532	$10,838
12/31/16	$10,784	$11,052
01/31/17	$10,784	$11,261
02/28/17	$11,144	$11,709
03/31/17	$11,003	$11,722
04/30/17	$11,047	$11,843
05/31/17	$11,152	$12,009
06/30/17	$11,231	$12,084
07/31/17	$11,433	$12,333
08/31/17	$11,495	$12,370
09/30/17	$11,749	$12,626
10/31/17	$12,066	$12,920
11/30/17	$12,391	$13,317
12/31/17	$12,538	$13,465
01/31/18	$13,092	$14,235
02/28/18	$12,593	$13,711
03/31/18	$12,302	$13,362
04/30/18	$12,411	$13,414
05/31/18	$12,620	$13,737
06/30/18	$12,511	$13,821
07/31/18	$12,920	$14,336
08/31/18	$13,274	$14,803
09/30/18	$13,319	$14,887
10/31/18	$12,520	$13,869
11/30/18	$12,802	$14,152
12/31/18	$11,606	$12,874
01/31/19	$12,436	$13,906
02/28/19	$12,780	$14,352
03/31/19	$12,868	$14,631
04/30/19	$13,300	$15,224
05/31/19	$12,392	$14,256
06/30/19	$13,267	$15,261
07/31/19	$13,500	$15,480
08/31/19	$13,245	$15,235
09/30/19	$13,489	$15,520
10/31/19	$13,688	$15,856
11/30/19	$14,075	$16,432
12/31/19	$14,507	$16,928
01/31/20	$14,319	$16,921
02/29/20	$13,101	$15,528
03/31/20	$11,152	$13,610
04/30/20	$12,558	$15,355
05/31/20	$13,455	$16,086
06/30/20	$13,633	$16,406
07/31/20	$14,408	$17,331
08/31/20	$15,438	$18,577
09/30/20	$14,784	$17,871
10/31/20	$14,352	$17,396
11/30/20	$16,002	$19,300
12/31/20	$16,754	$20,042
01/31/21	$16,485	$19,840
02/28/21	$17,129	$20,387
03/31/21	$17,562	$21,280
04/30/21	$18,651	$22,416
05/31/21	$18,639	$22,572
06/30/21	$19,178	$23,099
07/31/21	$19,611	$23,648
08/31/21	$20,126	$24,367
09/30/21	$19,178	$23,234
10/31/21	$20,513	$24,861
11/30/21	$20,103	$24,689
12/31/21	$20,769	$25,796
01/31/22	$19,561	$24,461
02/28/22	$19,086	$23,728
03/31/22	$19,767	$24,609
04/30/22	$17,969	$22,463
05/31/22	$17,750	$22,505
06/30/22	$16,492	$20,647
07/31/22	$17,956	$22,551
08/31/22	$17,352	$21,631
09/30/22	$15,850	$19,639
10/31/22	$17,057	$21,229
11/30/22	$17,853	$22,415
12/31/22	$16,736	$21,124
01/31/23	$17,664	$22,451
02/28/23	$17,147	$21,903
03/31/23	$17,757	$22,707
04/30/23	$18,142	$23,062
05/31/23	$18,327	$23,162
06/30/23	$19,415	$24,693
07/31/23	$19,945	$25,486
08/31/23	$19,640	$25,080
09/30/23	$18,645	$23,884
10/31/23	$18,380	$23,382
11/30/23	$20,144	$25,518
12/31/23	$20,987	$26,677
01/31/24	$21,461	$27,125
02/29/24	$22,645	$28,573
03/31/24	$23,147	$29,493
04/30/24	$22,339	$28,288
05/31/24	$23,356	$29,691
06/30/24	$24,513	$30,756
07/31/24	$24,276	$31,131
08/31/24	$24,763	$31,886
09/30/24	$25,168	$32,567
10/31/24	$24,917	$32,271
11/30/24	$26,464	$34,166
12/31/24	$25,837	$33,351
01/31/25	$26,644	$34,280
02/28/25	$26,324	$33,833
03/31/25	$24,451	$31,926
04/30/25	$24,496	$31,710
05/31/25	$26,126	$33,706
06/30/25	$27,497	$35,420
07/31/25	$27,970	$36,215
08/31/25	$28,548	$36,949
09/30/25	$29,066	$38,298
10/31/25	$29,676	$39,194

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	19.10	15.64	11.49
Class C with sales charge	18.10	15.64	11.49
S&P 500 Total Return Index	21.39	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 62,868,966
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 583,105
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$62,868,966	47	46%	$583,105

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.4
Communication Services	15.9
Consumer Discretionary	13.1
Financials	10.7
Health Care	9.0
Industrials	6.6
Consumer Staples	2.3
Materials	2.2
Utilities	1.9
Real Estate	1.6
Energy	1.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.9
Alphabet, Inc. - Class A	7.6
Apple, Inc.	6.8
Microsoft Corp.	6.5
Amazon.com, Inc.	6.0
Broadcom, Inc.	4.4
Eli Lilly & Co.	2.3
Walmart, Inc.	2.3
Meta Platforms, Inc. - Class A	2.2
Visa, Inc. - Class A	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000011353
Shareholder Report [Line Items]
Fund Name	Calamos Select Fund
Class Name	Class I
Trading Symbol	CVAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Select Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund delivered strong gains during a period characterized by policy uncertainty, market volatility, and ultimately a strong rebound driven by investor enthusiasm for AI innovation. Fund performance, much like the US equity market, benefited from strength in AI and technology stalwarts, which delivered impressive results throughout the annual period. The Fund largely neutralized the effect of the Mag 7 names, which accounted for approximately 55% of the S&P 500 Index’s return for the reporting period. The Fund’s overweight to Alphabet added value, while not owning Tesla detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Total Return Index
10/31/15	$1,000,000	$999,999
11/30/15	$1,001,433	$1,002,973
12/31/15	$976,200	$987,154
01/31/16	$923,137	$938,168
02/29/16	$917,675	$936,902
03/31/16	$976,980	$1,000,459
04/30/16	$991,807	$1,004,339
05/31/16	$1,001,951	$1,022,374
06/30/16	$1,000,391	$1,025,024
07/31/16	$1,024,581	$1,062,815
08/31/16	$1,032,384	$1,064,308
09/30/16	$1,027,702	$1,064,507
10/31/16	$1,009,755	$1,045,090
11/30/16	$1,065,158	$1,083,795
12/31/16	$1,090,883	$1,105,216
01/31/17	$1,091,671	$1,126,178
02/28/17	$1,129,477	$1,170,897
03/31/17	$1,116,087	$1,172,260
04/30/17	$1,121,601	$1,184,300
05/31/17	$1,133,416	$1,200,966
06/30/17	$1,142,080	$1,208,462
07/31/17	$1,164,134	$1,233,312
08/31/17	$1,170,435	$1,237,088
09/30/17	$1,198,002	$1,262,607
10/31/17	$1,231,083	$1,292,069
11/30/17	$1,265,739	$1,331,697
12/31/17	$1,281,740	$1,346,503
01/31/18	$1,339,704	$1,423,595
02/28/18	$1,289,087	$1,371,127
03/31/18	$1,260,514	$1,336,282
04/30/18	$1,272,760	$1,341,409
05/31/18	$1,294,802	$1,373,713
06/30/18	$1,285,005	$1,382,168
07/31/18	$1,327,458	$1,433,605
08/31/18	$1,365,829	$1,480,317
09/30/18	$1,371,543	$1,488,743
10/31/18	$1,289,904	$1,386,988
11/30/18	$1,320,110	$1,415,252
12/31/18	$1,198,377	$1,287,469
01/31/19	$1,285,089	$1,390,640
02/28/19	$1,321,138	$1,435,291
03/31/19	$1,330,881	$1,463,181
04/30/19	$1,376,672	$1,522,424
05/31/19	$1,285,089	$1,425,677
06/30/19	$1,375,698	$1,526,154
07/31/19	$1,402,004	$1,548,090
08/31/19	$1,376,672	$1,523,566
09/30/19	$1,402,978	$1,552,073
10/31/19	$1,424,413	$1,585,689
11/30/19	$1,466,307	$1,643,248
12/31/19	$1,512,687	$1,692,846
01/31/20	$1,494,024	$1,692,182
02/29/20	$1,368,294	$1,552,884
03/31/20	$1,164,965	$1,361,082
04/30/20	$1,314,269	$1,535,564
05/31/20	$1,408,567	$1,608,699
06/30/20	$1,428,212	$1,640,694
07/31/20	$1,509,740	$1,733,204
08/31/20	$1,619,753	$1,857,787
09/30/20	$1,551,977	$1,787,196
10/31/20	$1,508,758	$1,739,670
11/30/20	$1,683,601	$1,930,100
12/31/20	$1,763,078	$2,004,310
01/31/21	$1,736,318	$1,984,074
02/28/21	$1,805,277	$2,038,784
03/31/21	$1,852,622	$2,128,074
04/30/21	$1,968,925	$2,241,647
05/31/21	$1,969,954	$2,257,303
06/30/21	$2,028,621	$2,310,001
07/31/21	$2,075,965	$2,364,873
08/31/21	$2,132,573	$2,436,779
09/30/21	$2,032,738	$2,323,446
10/31/21	$2,176,830	$2,486,229
11/30/21	$2,134,632	$2,469,003
12/31/21	$2,208,798	$2,579,654
01/31/22	$2,080,961	$2,446,166
02/28/22	$2,032,049	$2,372,922
03/31/22	$2,105,416	$2,461,029
04/30/22	$1,916,440	$2,246,423
05/31/22	$1,894,208	$2,250,543
06/30/22	$1,761,925	$2,064,775
07/31/22	$1,919,775	$2,255,156
08/31/22	$1,857,524	$2,163,188
09/30/22	$1,697,450	$1,963,959
10/31/22	$1,828,622	$2,122,964
11/30/22	$1,915,329	$2,241,606
12/31/22	$1,796,394	$2,112,456
01/31/23	$1,897,905	$2,245,191
02/28/23	$1,844,298	$2,190,409
03/31/23	$1,910,451	$2,270,828
04/30/23	$1,954,933	$2,306,273
05/31/23	$1,975,463	$2,316,298
06/30/23	$2,094,082	$2,469,349
07/31/23	$2,153,392	$2,548,675
08/31/23	$2,122,597	$2,508,098
09/30/23	$2,016,524	$2,388,516
10/31/23	$1,990,291	$2,338,293
11/30/23	$2,183,047	$2,551,840
12/31/23	$2,276,581	$2,667,771
01/31/24	$2,328,780	$2,712,601
02/29/24	$2,460,463	$2,857,443
03/31/24	$2,516,221	$2,949,380
04/30/24	$2,430,805	$2,828,912
05/31/24	$2,543,507	$2,969,184
06/30/24	$2,671,631	$3,075,724
07/31/24	$2,647,905	$3,113,163
08/31/24	$2,703,663	$3,188,677
09/30/24	$2,749,930	$3,256,778
10/31/24	$2,725,017	$3,227,245
11/30/24	$2,895,849	$3,416,687
12/31/24	$2,830,389	$3,335,239
01/31/25	$2,920,707	$3,428,117
02/28/25	$2,888,904	$3,383,388
03/31/25	$2,684,099	$3,192,753
04/30/25	$2,693,003	$3,171,102
05/31/25	$2,873,639	$3,370,708
06/30/25	$3,027,562	$3,542,116
07/31/25	$3,082,261	$3,621,611
08/31/25	$3,147,138	$3,695,028
09/30/25	$3,206,926	$3,829,896
10/31/25	$3,276,890	$3,919,568

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class I	20.25	16.78	12.60
S&P 500 Total Return Index	21.39	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 62,868,966
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 583,105
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$62,868,966	47	46%	$583,105

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.4
Communication Services	15.9
Consumer Discretionary	13.1
Financials	10.7
Health Care	9.0
Industrials	6.6
Consumer Staples	2.3
Materials	2.2
Utilities	1.9
Real Estate	1.6
Energy	1.5

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	7.9
Alphabet, Inc. - Class A	7.6
Apple, Inc.	6.8
Microsoft Corp.	6.5
Amazon.com, Inc.	6.0
Broadcom, Inc.	4.4
Eli Lilly & Co.	2.3
Walmart, Inc.	2.3
Meta Platforms, Inc. - Class A	2.2
Visa, Inc. - Class A	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000211098
Shareholder Report [Line Items]
Fund Name	Calamos Timpani Small Cap Growth Fund
Class Name	Class A
Trading Symbol	CTASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$152	1.30%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed the Russell 2000 Growth Index. The period proved volatile for equity markets, beginning with considerable headwinds in early 2025 as tariff uncertainties and questions about AI infrastructure spending triggered sharp selloffs. However, equities rebounded strongly in the second quarter as recession fears proved to be overblown. The Fund achieved success throughout the year, given its portfolio of companies exhibiting strong fundamental momentum. The Fund benefited from strong security selection across a broad range of sectors, including smaller companies that contribute to the AI ecosystem. The Fund’s outperformance was also driven by security selection in financials and health care, particularly within consumer finance, transaction & payment processing services, pharmaceuticals, and biotechnology. By contrast, consumer staples and communication services detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	Russell 3000 Total Return Index
10/31/15	$9,527	$10,000
11/30/15	$9,666	$10,055
12/31/15	$9,141	$9,849
01/31/16	$8,062	$9,293
02/29/16	$7,947	$9,290
03/31/16	$8,356	$9,944
04/30/16	$8,420	$10,006
05/31/16	$8,501	$10,185
06/30/16	$8,431	$10,206
07/31/16	$8,945	$10,611
08/31/16	$8,870	$10,638
09/30/16	$9,112	$10,655
10/31/16	$8,454	$10,424
11/30/16	$9,077	$10,890
12/31/16	$9,008	$11,103
01/31/17	$9,175	$11,312
02/28/17	$9,412	$11,733
03/31/17	$9,844	$11,741
04/30/17	$10,115	$11,865
05/31/17	$10,433	$11,987
06/30/17	$10,692	$12,095
07/31/17	$10,928	$12,323
08/31/17	$11,067	$12,347
09/30/17	$11,344	$12,648
10/31/17	$11,719	$12,924
11/30/17	$12,197	$13,316
12/31/17	$12,215	$13,449
01/31/18	$12,670	$14,158
02/28/18	$12,601	$13,636
03/31/18	$12,878	$13,362
04/30/18	$12,930	$13,413
05/31/18	$14,262	$13,792
06/30/18	$14,429	$13,882
07/31/18	$14,406	$14,343
08/31/18	$16,188	$14,846
09/30/18	$15,934	$14,871
10/31/18	$13,743	$13,776
11/30/18	$13,679	$14,052
12/31/18	$12,158	$12,744
01/31/19	$13,445	$13,838
02/28/19	$14,391	$14,325
03/31/19	$14,218	$14,534
04/30/19	$14,570	$15,114
05/31/19	$13,921	$14,136
06/30/19	$15,046	$15,129
07/31/19	$15,189	$15,354
08/31/19	$14,589	$15,041
09/30/19	$13,587	$15,305
10/31/19	$13,803	$15,634
11/30/19	$14,440	$16,229
12/31/19	$14,621	$16,697
01/31/20	$14,998	$16,679
02/29/20	$14,458	$15,313
03/31/20	$11,987	$13,208
04/30/20	$13,502	$14,957
05/31/20	$15,512	$15,757
06/30/20	$16,877	$16,117
07/31/20	$18,243	$17,032
08/31/20	$18,751	$18,266
09/30/20	$18,640	$17,601
10/31/20	$18,985	$17,221
11/30/20	$21,456	$19,316
12/31/20	$23,817	$20,185
01/31/21	$25,539	$20,095
02/28/21	$27,496	$20,723
03/31/21	$26,194	$21,466
04/30/21	$27,469	$22,573
05/31/21	$25,957	$22,676
06/30/21	$27,388	$23,235
07/31/21	$26,592	$23,628
08/31/21	$27,098	$24,302
09/30/21	$26,187	$23,211
10/31/21	$28,556	$24,781
11/30/21	$26,781	$24,404
12/31/21	$25,923	$25,365
01/31/22	$21,211	$23,872
02/28/22	$21,238	$23,271
03/31/22	$21,340	$24,026
04/30/22	$18,443	$21,870
05/31/22	$18,065	$21,840
06/30/22	$16,209	$20,013
07/31/22	$18,011	$21,891
08/31/22	$18,032	$21,074
09/30/22	$16,465	$19,120
10/31/22	$17,789	$20,688
11/30/22	$17,444	$21,767
12/31/22	$16,209	$20,493
01/31/23	$16,614	$21,904
02/28/23	$16,722	$21,392
03/31/23	$17,080	$21,964
04/30/23	$16,594	$22,198
05/31/23	$16,823	$22,285
06/30/23	$18,173	$23,806
07/31/23	$18,342	$24,660
08/31/23	$17,795	$24,184
09/30/23	$16,256	$23,032
10/31/23	$14,987	$22,421
11/30/23	$16,054	$24,512
12/31/23	$17,397	$25,812
01/31/24	$17,667	$26,098
02/29/24	$19,915	$27,511
03/31/24	$20,719	$28,398
04/30/24	$19,611	$27,149
05/31/24	$21,346	$28,432
06/30/24	$21,367	$29,312
07/31/24	$21,859	$29,857
08/31/24	$22,656	$30,506
09/30/24	$23,358	$31,138
10/31/24	$23,311	$30,909
11/30/24	$27,436	$32,965
12/31/24	$25,044	$31,957
01/31/25	$25,680	$32,966
02/28/25	$23,682	$32,335
03/31/25	$22,064	$30,448
04/30/25	$22,548	$30,244
05/31/25	$24,975	$32,161
06/30/25	$26,780	$33,795
07/31/25	$27,291	$34,539
08/31/25	$28,833	$35,339
09/30/25	$30,327	$36,558
10/31/25	$31,316	$37,342

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	34.34	10.53	12.64
Class A with sales charge	27.96	9.45	12.09
Russell 3000 Total Return Index	20.77	16.74	14.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 556,251,469
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 3,885,020
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$556,251,469	91	195%	$3,885,020

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	25.4
Information Technology	25.3
Industrials	21.1
Consumer Discretionary	13.6
Financials	5.9
Materials	5.0
Consumer Staples	2.1
Communication Services	0.9
Energy	0.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Lumentum Holdings, Inc.	4.4
Dave, Inc.	4.0
Argan, Inc.	3.2
GeneDx Holdings Corp.	2.8
Credo Technology Group Holding Ltd.	2.7
Rush Street Interactive, Inc.	2.6
SiTime Corp.	2.4
Red Violet, Inc.	2.3
Graham Corp.	2.3
Sterling Infrastructure, Inc.	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000228743
Shareholder Report [Line Items]
Fund Name	Calamos Timpani Small Cap Growth Fund
Class Name	Class C
Trading Symbol	CTCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$239	2.05%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed the Russell 2000 Growth Index. The period proved volatile for equity markets, beginning with considerable headwinds in early 2025 as tariff uncertainties and questions about AI infrastructure spending triggered sharp selloffs. However, equities rebounded strongly in the second quarter as recession fears proved to be overblown. The Fund achieved success throughout the year, given its portfolio of companies exhibiting strong fundamental momentum. The Fund benefited from strong security selection across a broad range of sectors, including smaller companies that contribute to the AI ecosystem. The Fund’s outperformance was also driven by security selection in financials and health care, particularly within consumer finance, transaction & payment processing services, pharmaceuticals, and biotechnology. By contrast, consumer staples and communication services detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	Russell 3000 Total Return Index
06/25/21	$10,000	$10,004
06/30/21	$9,976	$10,024
07/31/21	$9,680	$10,194
08/31/21	$9,859	$10,484
09/30/21	$9,520	$10,014
10/31/21	$10,375	$10,691
11/30/21	$9,726	$10,529
12/31/21	$9,408	$10,943
01/31/22	$7,695	$10,299
02/28/22	$7,697	$10,040
03/31/22	$7,731	$10,365
04/30/22	$6,679	$9,435
05/31/22	$6,538	$9,423
06/30/22	$5,860	$8,634
07/31/22	$6,507	$9,444
08/31/22	$6,512	$9,092
09/30/22	$5,941	$8,249
10/31/22	$6,414	$8,925
11/30/22	$6,285	$9,391
12/31/22	$5,839	$8,841
01/31/23	$5,982	$9,450
02/28/23	$6,015	$9,229
03/31/23	$6,139	$9,476
04/30/23	$5,963	$9,577
05/31/23	$6,042	$9,614
06/30/23	$6,521	$10,271
07/31/23	$6,578	$10,639
08/31/23	$6,378	$10,434
09/30/23	$5,822	$9,937
10/31/23	$5,364	$9,673
11/30/23	$5,743	$10,575
12/31/23	$6,218	$11,136
01/31/24	$6,311	$11,260
02/29/24	$7,110	$11,869
03/31/24	$7,394	$12,252
04/30/24	$6,994	$11,713
05/31/24	$7,607	$12,266
06/30/24	$7,609	$12,646
07/31/24	$7,781	$12,881
08/31/24	$8,060	$13,161
09/30/24	$8,304	$13,434
10/31/24	$8,282	$13,335
11/30/24	$9,742	$14,222
12/31/24	$8,887	$13,787
01/31/25	$9,106	$14,223
02/28/25	$8,391	$13,950
03/31/25	$7,816	$13,136
04/30/25	$7,981	$13,048
05/31/25	$8,834	$13,875
06/30/25	$9,468	$14,580
07/31/25	$9,643	$14,901
08/31/25	$10,180	$15,246
09/30/25	$10,699	$15,772
10/31/25	$11,042	$16,110

Average Annual Return [Table Text Block]
AATR	1 YEAR	SINCE INCEPTION 6/25/21
Class C without sales charge	33.32	2.31
Class C with sales charge	32.32	2.31
Russell 3000 Total Return Index	20.77	11.60

Performance Inception Date	Jun. 25, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 556,251,469
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 3,885,020
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$556,251,469	91	195%	$3,885,020

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	25.4
Information Technology	25.3
Industrials	21.1
Consumer Discretionary	13.6
Financials	5.9
Materials	5.0
Consumer Staples	2.1
Communication Services	0.9
Energy	0.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Lumentum Holdings, Inc.	4.4
Dave, Inc.	4.0
Argan, Inc.	3.2
GeneDx Holdings Corp.	2.8
Credo Technology Group Holding Ltd.	2.7
Rush Street Interactive, Inc.	2.6
SiTime Corp.	2.4
Red Violet, Inc.	2.3
Graham Corp.	2.3
Sterling Infrastructure, Inc.	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000211096
Shareholder Report [Line Items]
Fund Name	Calamos Timpani Small Cap Growth Fund
Class Name	Class I
Trading Symbol	CTSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$123	1.05%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed the Russell 2000 Growth Index. The period proved volatile for equity markets, beginning with considerable headwinds in early 2025 as tariff uncertainties and questions about AI infrastructure spending triggered sharp selloffs. However, equities rebounded strongly in the second quarter as recession fears proved to be overblown. The Fund achieved success throughout the year, given its portfolio of companies exhibiting strong fundamental momentum. The Fund benefited from strong security selection across a broad range of sectors, including smaller companies that contribute to the AI ecosystem. The Fund’s outperformance was also driven by security selection in financials and health care, particularly within consumer finance, transaction & payment processing services, pharmaceuticals, and biotechnology. By contrast, consumer staples and communication services detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Russell 3000 Total Return Index
10/31/15	$1,000,000	$1,000,000
11/30/15	$1,015,033	$1,005,545
12/31/15	$960,313	$984,904
01/31/16	$847,264	$929,332
02/29/16	$835,238	$929,032
03/31/16	$879,134	$994,442
04/30/16	$885,749	$1,000,605
05/31/16	$894,167	$1,018,506
06/30/16	$888,154	$1,020,601
07/31/16	$942,273	$1,061,105
08/31/16	$934,456	$1,063,811
09/30/16	$960,313	$1,065,484
10/31/16	$891,161	$1,042,431
11/30/16	$957,306	$1,089,083
12/31/16	$950,090	$1,110,334
01/31/17	$968,130	$1,131,233
02/28/17	$993,385	$1,173,304
03/31/17	$1,039,086	$1,174,104
04/30/17	$1,068,551	$1,186,548
05/31/17	$1,102,225	$1,198,691
06/30/17	$1,130,487	$1,209,509
07/31/17	$1,155,743	$1,232,315
08/31/17	$1,170,174	$1,234,689
09/30/17	$1,200,241	$1,264,799
10/31/17	$1,239,928	$1,292,401
11/30/17	$1,291,040	$1,331,644
12/31/17	$1,293,446	$1,344,954
01/31/18	$1,342,153	$1,415,848
02/28/18	$1,334,937	$1,363,659
03/31/18	$1,365,003	$1,336,285
04/30/18	$1,371,016	$1,341,364
05/31/18	$1,512,928	$1,379,232
06/30/18	$1,531,569	$1,388,251
07/31/18	$1,529,164	$1,434,323
08/31/18	$1,718,581	$1,484,692
09/30/18	$1,692,724	$1,487,149
10/31/18	$1,460,012	$1,377,646
11/30/18	$1,453,999	$1,405,239
12/31/18	$1,292,401	$1,274,455
01/31/19	$1,429,561	$1,383,846
02/28/19	$1,531,305	$1,432,515
03/31/19	$1,513,274	$1,453,432
04/30/19	$1,550,623	$1,511,470
05/31/19	$1,482,365	$1,413,661
06/30/19	$1,602,783	$1,512,951
07/31/19	$1,618,238	$1,535,440
08/31/19	$1,554,487	$1,504,141
09/30/19	$1,448,236	$1,530,539
10/31/19	$1,471,418	$1,563,487
11/30/19	$1,539,676	$1,622,919
12/31/19	$1,559,732	$1,669,778
01/31/20	$1,599,639	$1,667,953
02/29/20	$1,542,823	$1,531,393
03/31/20	$1,279,035	$1,320,800
04/30/20	$1,441,366	$1,495,726
05/31/20	$1,656,455	$1,575,715
06/30/20	$1,802,553	$1,611,740
07/31/20	$1,948,651	$1,703,260
08/31/20	$2,002,761	$1,826,651
09/30/20	$1,991,939	$1,760,140
10/31/20	$2,029,140	$1,722,151
11/30/20	$2,293,605	$1,931,656
12/31/20	$2,546,596	$2,018,558
01/31/21	$2,731,752	$2,009,579
02/28/21	$2,941,455	$2,072,393
03/31/21	$2,803,290	$2,146,674
04/30/21	$2,940,052	$2,257,334
05/31/21	$2,778,742	$2,267,638
06/30/21	$2,932,338	$2,323,556
07/31/21	$2,847,475	$2,362,849
08/31/21	$2,902,881	$2,430,231
09/30/21	$2,805,394	$2,321,193
10/31/21	$3,059,983	$2,478,161
11/30/21	$2,870,619	$2,440,441
12/31/21	$2,778,742	$2,536,542
01/31/22	$2,274,473	$2,387,301
02/28/22	$2,277,278	$2,327,167
03/31/22	$2,289,201	$2,402,653
04/30/22	$1,979,205	$2,187,032
05/31/22	$1,938,527	$2,184,100
06/30/22	$1,740,045	$2,001,380
07/31/22	$1,933,618	$2,189,146
08/31/22	$1,936,423	$2,107,449
09/30/22	$1,768,801	$1,912,028
10/31/22	$1,910,473	$2,068,825
11/30/22	$1,874,003	$2,176,810
12/31/22	$1,742,149	$2,049,350
01/31/23	$1,786,334	$2,190,494
02/28/23	$1,798,257	$2,139,297
03/31/23	$1,836,130	$2,196,500
04/30/23	$1,784,932	$2,219,902
05/31/23	$1,810,180	$2,228,539
06/30/23	$1,955,359	$2,380,715
07/31/23	$1,974,296	$2,466,056
08/31/23	$1,916,084	$2,418,452
09/30/23	$1,750,566	$2,303,252
10/31/23	$1,613,803	$2,242,195
11/30/23	$1,729,525	$2,451,277
12/31/23	$1,874,003	$2,581,296
01/31/24	$1,904,161	$2,609,905
02/29/24	$2,146,827	$2,751,181
03/31/24	$2,233,795	$2,839,926
04/30/24	$2,114,565	$2,714,965
05/31/24	$2,302,527	$2,843,237
06/30/24	$2,304,631	$2,931,258
07/31/24	$2,358,635	$2,985,746
08/31/24	$2,444,901	$3,050,742
09/30/24	$2,521,347	$3,113,849
10/31/24	$2,516,438	$3,090,982
11/30/24	$2,963,197	$3,296,608
12/31/24	$2,705,249	$3,195,846
01/31/25	$2,774,301	$3,296,733
02/28/25	$2,558,514	$3,233,555
03/31/25	$2,384,446	$3,044,940
04/30/25	$2,437,674	$3,024,511
05/31/25	$2,700,214	$3,216,222
06/30/25	$2,896,581	$3,379,617
07/31/25	$2,951,966	$3,454,044
08/31/25	$3,119,560	$3,533,978
09/30/25	$3,282,120	$3,655,940
10/31/25	$3,389,294	$3,734,293

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class I	34.69	10.81	12.98
Russell 3000 Total Return Index	20.77	16.74	14.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 556,251,469
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 3,885,020
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$556,251,469	91	195%	$3,885,020

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	25.4
Information Technology	25.3
Industrials	21.1
Consumer Discretionary	13.6
Financials	5.9
Materials	5.0
Consumer Staples	2.1
Communication Services	0.9
Energy	0.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Lumentum Holdings, Inc.	4.4
Dave, Inc.	4.0
Argan, Inc.	3.2
GeneDx Holdings Corp.	2.8
Credo Technology Group Holding Ltd.	2.7
Rush Street Interactive, Inc.	2.6
SiTime Corp.	2.4
Red Violet, Inc.	2.3
Graham Corp.	2.3
Sterling Infrastructure, Inc.	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000211097
Shareholder Report [Line Items]
Fund Name	Calamos Timpani Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	CTSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Timpani Small Cap Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$112	0.95%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed the Russell 2000 Growth Index. The period proved volatile for equity markets, beginning with considerable headwinds in early 2025 as tariff uncertainties and questions about AI infrastructure spending triggered sharp selloffs. However, equities rebounded strongly in the second quarter as recession fears proved to be overblown. The Fund achieved success throughout the year, given its portfolio of companies exhibiting strong fundamental momentum. The Fund benefited from strong security selection across a broad range of sectors, including smaller companies that contribute to the AI ecosystem. The Fund’s outperformance was also driven by security selection in financials and health care, particularly within consumer finance, transaction & payment processing services, pharmaceuticals, and biotechnology. By contrast, consumer staples and communication services detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Russell 3000 Total Return Index
06/03/19	$10,000	$10,002
06/30/19	$10,812	$10,704
07/31/19	$10,921	$10,863
08/31/19	$10,491	$10,642
09/30/19	$9,774	$10,829
10/31/19	$9,930	$11,062
11/30/19	$10,391	$11,482
12/31/19	$10,526	$11,814
01/31/20	$10,800	$11,801
02/29/20	$10,412	$10,835
03/31/20	$8,633	$9,345
04/30/20	$9,732	$10,582
05/31/20	$11,183	$11,148
06/30/20	$12,169	$11,403
07/31/20	$13,159	$12,051
08/31/20	$13,524	$12,924
09/30/20	$13,451	$12,453
10/31/20	$13,702	$12,184
11/30/20	$15,490	$13,667
12/31/20	$17,202	$14,281
01/31/21	$18,455	$14,218
02/28/21	$19,870	$14,662
03/31/21	$18,938	$15,188
04/30/21	$19,865	$15,971
05/31/21	$18,777	$16,044
06/30/21	$19,813	$16,439
07/31/21	$19,245	$16,717
08/31/21	$19,619	$17,194
09/30/21	$18,961	$16,423
10/31/21	$20,683	$17,533
11/30/21	$19,401	$17,266
12/31/21	$18,786	$17,946
01/31/22	$15,375	$16,890
02/28/22	$15,399	$16,465
03/31/22	$15,479	$16,999
04/30/22	$13,384	$15,473
05/31/22	$13,114	$15,453
06/30/22	$11,770	$14,160
07/31/22	$13,081	$15,488
08/31/22	$13,100	$14,910
09/30/22	$11,964	$13,528
10/31/22	$12,925	$14,637
11/30/22	$12,679	$15,401
12/31/22	$11,789	$14,499
01/31/23	$12,087	$15,498
02/28/23	$12,173	$15,136
03/31/23	$12,433	$15,540
04/30/23	$12,087	$15,706
05/31/23	$12,258	$15,767
06/30/23	$13,242	$16,844
07/31/23	$13,369	$17,447
08/31/23	$12,977	$17,111
09/30/23	$11,856	$16,296
10/31/23	$10,933	$15,864
11/30/23	$11,718	$17,343
12/31/23	$12,698	$18,263
01/31/24	$12,901	$18,465
02/29/24	$14,547	$19,465
03/31/24	$15,144	$20,093
04/30/24	$14,335	$19,208
05/31/24	$15,607	$20,116
06/30/24	$15,626	$20,739
07/31/24	$15,990	$21,124
08/31/24	$16,577	$21,584
09/30/24	$17,097	$22,031
10/31/24	$17,064	$21,869
11/30/24	$20,097	$23,324
12/31/24	$18,350	$22,611
01/31/25	$18,816	$23,324
02/28/25	$17,355	$22,877
03/31/25	$16,175	$21,543
04/30/25	$16,535	$21,399
05/31/25	$18,326	$22,755
06/30/25	$19,656	$23,911
07/31/25	$20,035	$24,437
08/31/25	$21,176	$25,003
09/30/25	$22,278	$25,866
10/31/25	$23,011	$26,420

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	SINCE INCEPTION 6/3/19
Class R6	34.85	10.93	13.88
Russell 3000 Total Return Index	20.77	16.74	16.36

Performance Inception Date	Jun. 03, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 556,251,469
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 3,885,020
InvestmentCompanyPortfolioTurnover	195.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$556,251,469	91	195%	$3,885,020

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Health Care	25.4
Information Technology	25.3
Industrials	21.1
Consumer Discretionary	13.6
Financials	5.9
Materials	5.0
Consumer Staples	2.1
Communication Services	0.9
Energy	0.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Lumentum Holdings, Inc.	4.4
Dave, Inc.	4.0
Argan, Inc.	3.2
GeneDx Holdings Corp.	2.8
Credo Technology Group Holding Ltd.	2.7
Rush Street Interactive, Inc.	2.6
SiTime Corp.	2.4
Red Violet, Inc.	2.3
Graham Corp.	2.3
Sterling Infrastructure, Inc.	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000213161
Shareholder Report [Line Items]
Fund Name	Calamos Timpani SMID Growth Fund
Class Name	Class A
Trading Symbol	CTAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$155	1.35%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed the Russell 2500 Growth Index. The period proved volatile for equity markets, beginning with considerable headwinds in early 2025 as tariff uncertainties and questions about AI infrastructure spending triggered sharp selloffs. However, equities rebounded strongly in the second quarter as recession fears proved to be overblown. The Fund achieved success throughout the year, given its portfolio of companies exhibiting strong fundamental momentum. The Fund benefited from strong security selection across a broad range of sectors, including smaller companies that contribute to the AI ecosystem. Favorable security selection in financials also contributed to returns. Conversely, security selection within communication services and real estate detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	Russell 3000 Total Return Index
07/31/19	$9,524	$9,997
08/31/19	$9,162	$9,793
09/30/19	$8,495	$9,965
10/31/19	$8,581	$10,179
11/30/19	$9,114	$10,566
12/31/19	$9,152	$10,871
01/31/20	$9,419	$10,860
02/29/20	$9,029	$9,970
03/31/20	$7,619	$8,599
04/30/20	$8,562	$9,738
05/31/20	$9,733	$10,259
06/30/20	$10,476	$10,494
07/31/20	$11,200	$11,089
08/31/20	$11,581	$11,893
09/30/20	$11,600	$11,460
10/31/20	$11,762	$11,212
11/30/20	$13,048	$12,576
12/31/20	$14,505	$13,142
01/31/21	$15,076	$13,084
02/28/21	$16,190	$13,493
03/31/21	$15,333	$13,976
04/30/21	$16,000	$14,697
05/31/21	$14,981	$14,764
06/30/21	$15,829	$15,128
07/31/21	$15,638	$15,384
08/31/21	$16,286	$15,823
09/30/21	$15,648	$15,113
10/31/21	$17,295	$16,135
11/30/21	$16,286	$15,889
12/31/21	$15,606	$16,515
01/31/22	$12,912	$15,543
02/28/22	$12,902	$15,152
03/31/22	$13,041	$15,643
04/30/22	$11,420	$14,239
05/31/22	$11,195	$14,220
06/30/22	$10,047	$13,030
07/31/22	$11,120	$14,253
08/31/22	$11,206	$13,721
09/30/22	$10,229	$12,449
10/31/22	$10,884	$13,470
11/30/22	$10,927	$14,173
12/31/22	$10,143	$13,343
01/31/23	$10,465	$14,262
02/28/23	$10,422	$13,928
03/31/23	$10,680	$14,301
04/30/23	$10,444	$14,453
05/31/23	$10,487	$14,509
06/30/23	$11,345	$15,500
07/31/23	$11,485	$16,056
08/31/23	$11,259	$15,746
09/30/23	$10,390	$14,996
10/31/23	$9,757	$14,598
11/30/23	$10,572	$15,960
12/31/23	$11,345	$16,806
01/31/24	$11,678	$16,992
02/29/24	$13,277	$17,912
03/31/24	$13,642	$18,490
04/30/24	$12,762	$17,676
05/31/24	$13,717	$18,512
06/30/24	$13,792	$19,085
07/31/24	$13,921	$19,439
08/31/24	$14,533	$19,863
09/30/24	$15,102	$20,273
10/31/24	$15,091	$20,125
11/30/24	$17,946	$21,463
12/31/24	$16,312	$20,807
01/31/25	$16,896	$21,464
02/28/25	$15,431	$21,053
03/31/25	$14,274	$19,825
04/30/25	$14,671	$19,692
05/31/25	$15,993	$20,940
06/30/25	$16,885	$22,004
07/31/25	$17,105	$22,488
08/31/25	$18,052	$23,009
09/30/25	$18,823	$23,803
10/31/25	$19,517	$24,313

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	SINCE INCEPTION 7/31/19
Class A without sales charge	29.33	10.66	12.16
Class A with sales charge	23.19	9.58	11.29
Russell 3000 Total Return Index	20.77	16.74	15.27

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 37,221,871
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 300,628
InvestmentCompanyPortfolioTurnover	192.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$37,221,871	91	192%	$300,628

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	29.4
Industrials	24.8
Health Care	18.2
Consumer Discretionary	13.6
Financials	6.5
Materials	3.9
Consumer Staples	3.1
Communication Services	0.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Lumentum Holdings, Inc.	5.1
Dave, Inc.	3.9
AppLovin Corp. - Class A	3.4
Argan, Inc.	2.9
Rush Street Interactive, Inc.	2.5
Five Below, Inc.	2.4
Insmed, Inc.	2.3
Pure Storage, Inc. - Class A	2.3
SiTime Corp.	2.2
Credo Technology Group Holding Ltd.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000213162
Shareholder Report [Line Items]
Fund Name	Calamos Timpani SMID Growth Fund
Class Name	Class I
Trading Symbol	CTIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$126	1.10%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed the Russell 2500 Growth Index. The period proved volatile for equity markets, beginning with considerable headwinds in early 2025 as tariff uncertainties and questions about AI infrastructure spending triggered sharp selloffs. However, equities rebounded strongly in the second quarter as recession fears proved to be overblown. The Fund achieved success throughout the year, given its portfolio of companies exhibiting strong fundamental momentum. The Fund benefited from strong security selection across a broad range of sectors, including smaller companies that contribute to the AI ecosystem. Favorable security selection in financials also contributed to returns. Conversely, security selection within communication services and real estate detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Russell 3000 Total Return Index
07/31/19	$1,000,000	$1,000,000
08/31/19	$962,000	$979,615
09/30/19	$893,000	$996,808
10/31/19	$902,000	$1,018,266
11/30/19	$958,000	$1,056,973
12/31/19	$962,000	$1,087,491
01/31/20	$990,000	$1,086,303
02/29/20	$950,000	$997,364
03/31/20	$801,000	$860,209
04/30/20	$901,000	$974,134
05/31/20	$1,024,000	$1,026,230
06/30/20	$1,102,000	$1,049,692
07/31/20	$1,179,000	$1,109,297
08/31/20	$1,220,000	$1,189,659
09/30/20	$1,222,000	$1,146,342
10/31/20	$1,239,000	$1,121,601
11/30/20	$1,375,000	$1,258,047
12/31/20	$1,529,000	$1,314,644
01/31/21	$1,589,000	$1,308,796
02/28/21	$1,707,000	$1,349,706
03/31/21	$1,617,000	$1,398,083
04/30/21	$1,688,000	$1,470,154
05/31/21	$1,580,000	$1,476,864
06/30/21	$1,670,000	$1,513,283
07/31/21	$1,651,000	$1,538,873
08/31/21	$1,719,000	$1,582,758
09/30/21	$1,653,000	$1,511,744
10/31/21	$1,827,000	$1,613,974
11/30/21	$1,720,000	$1,589,407
12/31/21	$1,649,710	$1,651,996
01/31/22	$1,364,811	$1,554,798
02/28/22	$1,363,685	$1,515,634
03/31/22	$1,379,450	$1,564,797
04/30/22	$1,208,286	$1,424,367
05/31/22	$1,184,638	$1,422,458
06/30/22	$1,063,021	$1,303,457
07/31/22	$1,177,882	$1,425,744
08/31/22	$1,186,890	$1,372,537
09/30/22	$1,083,291	$1,245,263
10/31/22	$1,151,982	$1,347,382
11/30/22	$1,157,612	$1,417,710
12/31/22	$1,074,282	$1,334,698
01/31/23	$1,109,191	$1,426,622
02/28/23	$1,104,686	$1,393,279
03/31/23	$1,131,712	$1,430,534
04/30/23	$1,108,065	$1,445,775
05/31/23	$1,112,569	$1,451,400
06/30/23	$1,203,782	$1,550,509
07/31/23	$1,218,421	$1,606,090
08/31/23	$1,194,773	$1,575,087
09/30/23	$1,102,434	$1,500,059
10/31/23	$1,035,995	$1,460,294
11/30/23	$1,122,704	$1,596,464
12/31/23	$1,206,034	$1,681,143
01/31/24	$1,240,942	$1,699,776
02/29/24	$1,410,981	$1,791,785
03/31/24	$1,450,394	$1,849,584
04/30/24	$1,358,055	$1,768,199
05/31/24	$1,458,276	$1,851,740
06/30/24	$1,467,285	$1,909,066
07/31/24	$1,480,798	$1,944,553
08/31/24	$1,546,111	$1,986,883
09/30/24	$1,608,045	$2,027,984
10/31/24	$1,606,919	$2,013,091
11/30/24	$1,910,961	$2,147,011
12/31/24	$1,737,931	$2,081,387
01/31/25	$1,800,413	$2,147,092
02/28/25	$1,645,364	$2,105,946
03/31/25	$1,521,557	$1,983,105
04/30/25	$1,564,369	$1,969,800
05/31/25	$1,705,532	$2,094,657
06/30/25	$1,800,413	$2,201,073
07/31/25	$1,824,711	$2,249,546
08/31/25	$1,926,534	$2,301,605
09/30/25	$2,008,687	$2,381,036
10/31/25	$2,082,740	$2,432,066

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	SINCE INCEPTION 7/31/19
Class I	29.61	10.95	12.45
Russell 3000 Total Return Index	20.77	16.74	15.27

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 37,221,871
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 300,628
InvestmentCompanyPortfolioTurnover	192.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$37,221,871	91	192%	$300,628

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	29.4
Industrials	24.8
Health Care	18.2
Consumer Discretionary	13.6
Financials	6.5
Materials	3.9
Consumer Staples	3.1
Communication Services	0.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Lumentum Holdings, Inc.	5.1
Dave, Inc.	3.9
AppLovin Corp. - Class A	3.4
Argan, Inc.	2.9
Rush Street Interactive, Inc.	2.5
Five Below, Inc.	2.4
Insmed, Inc.	2.3
Pure Storage, Inc. - Class A	2.3
SiTime Corp.	2.2
Credo Technology Group Holding Ltd.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000213160
Shareholder Report [Line Items]
Fund Name	Calamos Timpani SMID Growth Fund
Class Name	Class R6
Trading Symbol	CTOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Timpani SMID Growth Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$121	1.05%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed the Russell 2500 Growth Index. The period proved volatile for equity markets, beginning with considerable headwinds in early 2025 as tariff uncertainties and questions about AI infrastructure spending triggered sharp selloffs. However, equities rebounded strongly in the second quarter as recession fears proved to be overblown. The Fund achieved success throughout the year, given its portfolio of companies exhibiting strong fundamental momentum. The Fund benefited from strong security selection across a broad range of sectors, including smaller companies that contribute to the AI ecosystem. Favorable security selection in financials also contributed to returns. Conversely, security selection within communication services and real estate detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	Russell 3000 Total Return Index
07/31/19	$10,000	$9,997
08/31/19	$9,620	$9,793
09/30/19	$8,930	$9,965
10/31/19	$9,020	$10,179
11/30/19	$9,570	$10,566
12/31/19	$9,620	$10,871
01/31/20	$9,900	$10,860
02/29/20	$9,500	$9,970
03/31/20	$8,010	$8,599
04/30/20	$9,000	$9,738
05/31/20	$10,240	$10,259
06/30/20	$11,020	$10,494
07/31/20	$11,790	$11,089
08/31/20	$12,200	$11,893
09/30/20	$12,220	$11,460
10/31/20	$12,390	$11,212
11/30/20	$13,750	$12,576
12/31/20	$15,290	$13,142
01/31/21	$15,890	$13,084
02/28/21	$17,070	$13,493
03/31/21	$16,170	$13,976
04/30/21	$16,880	$14,697
05/31/21	$15,800	$14,764
06/30/21	$16,700	$15,128
07/31/21	$16,510	$15,384
08/31/21	$17,190	$15,823
09/30/21	$16,530	$15,113
10/31/21	$18,270	$16,135
11/30/21	$17,200	$15,889
12/31/21	$16,486	$16,515
01/31/22	$13,648	$15,543
02/28/22	$13,637	$15,152
03/31/22	$13,795	$15,643
04/30/22	$12,083	$14,239
05/31/22	$11,846	$14,220
06/30/22	$10,630	$13,030
07/31/22	$11,779	$14,253
08/31/22	$11,869	$13,721
09/30/22	$10,833	$12,449
10/31/22	$11,520	$13,470
11/30/22	$11,576	$14,173
12/31/22	$10,754	$13,343
01/31/23	$11,092	$14,262
02/28/23	$11,047	$13,928
03/31/23	$11,317	$14,301
04/30/23	$11,081	$14,453
05/31/23	$11,137	$14,509
06/30/23	$12,049	$15,500
07/31/23	$12,184	$16,056
08/31/23	$11,948	$15,746
09/30/23	$11,036	$14,996
10/31/23	$10,371	$14,598
11/30/23	$11,238	$15,960
12/31/23	$12,060	$16,806
01/31/24	$12,409	$16,992
02/29/24	$14,121	$17,912
03/31/24	$14,504	$18,490
04/30/24	$13,581	$17,676
05/31/24	$14,594	$18,512
06/30/24	$14,684	$19,085
07/31/24	$14,819	$19,439
08/31/24	$15,472	$19,863
09/30/24	$16,092	$20,273
10/31/24	$16,080	$20,125
11/30/24	$19,121	$21,463
12/31/24	$17,384	$20,807
01/31/25	$18,020	$21,464
02/28/25	$16,458	$21,053
03/31/25	$15,231	$19,825
04/30/25	$15,659	$19,692
05/31/25	$17,071	$20,940
06/30/25	$18,020	$22,004
07/31/25	$18,263	$22,488
08/31/25	$19,282	$23,009
09/30/25	$20,104	$23,803
10/31/25	$20,856	$24,313

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	SINCE INCEPTION 7/31/19
Class R6	29.70	10.98	12.48
Russell 3000 Total Return Index	20.77	16.74	15.27

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 37,221,871
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 300,628
InvestmentCompanyPortfolioTurnover	192.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$37,221,871	91	192%	$300,628

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	29.4
Industrials	24.8
Health Care	18.2
Consumer Discretionary	13.6
Financials	6.5
Materials	3.9
Consumer Staples	3.1
Communication Services	0.2

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Lumentum Holdings, Inc.	5.1
Dave, Inc.	3.9
AppLovin Corp. - Class A	3.4
Argan, Inc.	2.9
Rush Street Interactive, Inc.	2.5
Five Below, Inc.	2.4
Insmed, Inc.	2.3
Pure Storage, Inc. - Class A	2.3
SiTime Corp.	2.2
Credo Technology Group Holding Ltd.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150500
Shareholder Report [Line Items]
Fund Name	Calamos Hedged Equity Fund
Class Name	Class A
Trading Symbol	CAHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025, the Fund delivered meaningful participation in the equity market’s advance while maintaining its defensive positioning. The period saw significant volatility, with a tariff-driven first-quarter selloff followed by a robust recovery fueled by resilient earnings, deregulation optimism, and AI infrastructure momentum. In June 2025, we extended the Fund’s hedge structure through June 2026, adjusting strike levels to position the portfolio to capture approximately 65% of the market’s upside while limiting downside exposure to about 35%. This asymmetric risk-return framework proved effective across both turbulent and advancing environments. The Fund’s actively managed options overlay further enhanced results by capitalizing on short-term volatility while preserving substantial participation in the market’s strong gains, underscoring the value of tactical flexibility.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	S&P 500 Total Return Index
10/31/15	$9,524	$10,000
11/30/15	$9,543	$10,029
12/31/15	$9,506	$9,871
01/31/16	$9,215	$9,381
02/29/16	$9,186	$9,369
03/31/16	$9,477	$10,004
04/30/16	$9,506	$10,043
05/31/16	$9,594	$10,223
06/30/16	$9,622	$10,250
07/31/16	$9,778	$10,628
08/31/16	$9,788	$10,643
09/30/16	$9,818	$10,645
10/31/16	$9,789	$10,451
11/30/16	$9,916	$10,838
12/31/16	$10,002	$11,052
01/31/17	$10,070	$11,261
02/28/17	$10,295	$11,709
03/31/17	$10,311	$11,722
04/30/17	$10,341	$11,843
05/31/17	$10,390	$12,009
06/30/17	$10,410	$12,084
07/31/17	$10,488	$12,333
08/31/17	$10,498	$12,370
09/30/17	$10,569	$12,626
10/31/17	$10,647	$12,920
11/30/17	$10,775	$13,317
12/31/17	$10,803	$13,465
01/31/18	$11,275	$14,235
02/28/18	$11,256	$13,711
03/31/18	$11,170	$13,362
04/30/18	$11,180	$13,414
05/31/18	$11,279	$13,737
06/30/18	$11,262	$13,821
07/31/18	$11,469	$14,336
08/31/18	$11,627	$14,803
09/30/18	$11,611	$14,887
10/31/18	$11,295	$13,869
11/30/18	$11,384	$14,152
12/31/18	$10,868	$12,874
01/31/19	$11,312	$13,906
02/28/19	$11,443	$14,352
03/31/19	$11,553	$14,631
04/30/19	$11,755	$15,224
05/31/19	$11,442	$14,256
06/30/19	$11,783	$15,261
07/31/19	$11,854	$15,480
08/31/19	$11,813	$15,235
09/30/19	$11,894	$15,520
10/31/19	$12,046	$15,856
11/30/19	$12,239	$16,432
12/31/19	$12,410	$16,928
01/31/20	$12,420	$16,921
02/29/20	$11,952	$15,528
03/31/20	$11,250	$13,610
04/30/20	$12,035	$15,355
05/31/20	$12,239	$16,086
06/30/20	$12,461	$16,406
07/31/20	$12,655	$17,331
08/31/20	$13,073	$18,577
09/30/20	$12,874	$17,871
10/31/20	$12,638	$17,396
11/30/20	$13,334	$19,300
12/31/20	$13,563	$20,042
01/31/21	$13,430	$19,840
02/28/21	$13,696	$20,387
03/31/21	$14,025	$21,280
04/30/21	$14,323	$22,416
05/31/21	$14,405	$22,572
06/30/21	$14,530	$23,099
07/31/21	$14,663	$23,648
08/31/21	$14,910	$24,367
09/30/21	$14,561	$23,234
10/31/21	$15,065	$24,861
11/30/21	$14,983	$24,689
12/31/21	$15,331	$25,796
01/31/22	$15,001	$24,461
02/28/22	$14,672	$23,728
03/31/22	$14,816	$24,609
04/30/22	$14,054	$22,463
05/31/22	$13,992	$22,505
06/30/22	$13,292	$20,647
07/31/22	$13,910	$22,551
08/31/22	$13,611	$21,631
09/30/22	$12,946	$19,639
10/31/22	$13,482	$21,229
11/30/22	$13,956	$22,415
12/31/22	$13,599	$21,124
01/31/23	$14,034	$22,451
02/28/23	$13,868	$21,903
03/31/23	$14,199	$22,707
04/30/23	$14,355	$23,062
05/31/23	$14,438	$23,162
06/30/23	$14,950	$24,693
07/31/23	$15,126	$25,486
08/31/23	$15,022	$25,080
09/30/23	$14,687	$23,884
10/31/23	$14,573	$23,382
11/30/23	$15,279	$25,518
12/31/23	$15,715	$26,677
01/31/24	$15,850	$27,125
02/29/24	$16,329	$28,573
03/31/24	$16,631	$29,493
04/30/24	$16,298	$28,288
05/31/24	$16,704	$29,691
06/30/24	$17,069	$30,756
07/31/24	$17,235	$31,131
08/31/24	$17,527	$31,886
09/30/24	$17,813	$32,567
10/31/24	$17,698	$32,271
11/30/24	$18,219	$34,166
12/31/24	$18,018	$33,351
01/31/25	$18,331	$34,280
02/28/25	$18,195	$33,833
03/31/25	$17,611	$31,926
04/30/25	$17,580	$31,710
05/31/25	$18,227	$33,706
06/30/25	$18,781	$35,420
07/31/25	$19,011	$36,215
08/31/25	$19,261	$36,949
09/30/25	$19,691	$38,298
10/31/25	$20,004	$39,194

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	13.03	9.62	7.70
Class A with sales charge	7.64	8.55	7.18
S&P 500 Total Return Index	21.39	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 779,087,060
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 5,333,020
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$779,087,060	263	10%	$5,333,020

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.7
Financials	12.4
Consumer Discretionary	10.5
Communication Services	10.4
Health Care	9.1
Industrials	7.8
Consumer Staples	4.5
Other	3.8
Energy	3.0
Utilities	1.9
Real Estate	1.5
Materials	1.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	8.6
Apple, Inc.	6.8
Microsoft Corp.	6.6
Amazon.com, Inc.	3.9
Broadcom, Inc.	2.9
S&P 500 Index, Put, Strike Price $6,700, 06/30/26	2.7
Alphabet, Inc. - Class A	2.6
Alphabet, Inc. - Class C	2.6
Meta Platforms, Inc. - Class A	2.4
Tesla, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150501
Shareholder Report [Line Items]
Fund Name	Calamos Hedged Equity Fund
Class Name	Class C
Trading Symbol	CCHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$202	1.90%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025, the Fund delivered meaningful participation in the equity market’s advance while maintaining its defensive positioning. The period saw significant volatility, with a tariff-driven first-quarter selloff followed by a robust recovery fueled by resilient earnings, deregulation optimism, and AI infrastructure momentum. In June 2025, we extended the Fund’s hedge structure through June 2026, adjusting strike levels to position the portfolio to capture approximately 65% of the market’s upside while limiting downside exposure to about 35%. This asymmetric risk-return framework proved effective across both turbulent and advancing environments. The Fund’s actively managed options overlay further enhanced results by capitalizing on short-term volatility while preserving substantial participation in the market’s strong gains, underscoring the value of tactical flexibility.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	S&P 500 Total Return Index
10/31/15	$10,000	$10,000
11/30/15	$10,010	$10,029
12/31/15	$9,964	$9,871
01/31/16	$9,659	$9,381
02/29/16	$9,618	$9,369
03/31/16	$9,919	$10,004
04/30/16	$9,939	$10,043
05/31/16	$10,031	$10,223
06/30/16	$10,047	$10,250
07/31/16	$10,200	$10,628
08/31/16	$10,210	$10,643
09/30/16	$10,232	$10,645
10/31/16	$10,192	$10,451
11/30/16	$10,314	$10,838
12/31/16	$10,404	$11,052
01/31/17	$10,466	$11,261
02/28/17	$10,690	$11,709
03/31/17	$10,700	$11,722
04/30/17	$10,731	$11,843
05/31/17	$10,772	$12,009
06/30/17	$10,791	$12,084
07/31/17	$10,862	$12,333
08/31/17	$10,862	$12,370
09/30/17	$10,934	$12,626
10/31/17	$11,016	$12,920
11/30/17	$11,138	$13,317
12/31/17	$11,159	$13,465
01/31/18	$11,639	$14,235
02/28/18	$11,608	$13,711
03/31/18	$11,516	$13,362
04/30/18	$11,527	$13,414
05/31/18	$11,619	$13,737
06/30/18	$11,599	$13,821
07/31/18	$11,793	$14,336
08/31/18	$11,956	$14,803
09/30/18	$11,938	$14,887
10/31/18	$11,600	$13,869
11/30/18	$11,692	$14,152
12/31/18	$11,152	$12,874
01/31/19	$11,592	$13,906
02/28/19	$11,728	$14,352
03/31/19	$11,833	$14,631
04/30/19	$12,032	$15,224
05/31/19	$11,707	$14,256
06/30/19	$12,042	$15,261
07/31/19	$12,115	$15,480
08/31/19	$12,063	$15,235
09/30/19	$12,136	$15,520
10/31/19	$12,283	$15,856
11/30/19	$12,471	$16,432
12/31/19	$12,639	$16,928
01/31/20	$12,649	$16,921
02/29/20	$12,166	$15,528
03/31/20	$11,451	$13,610
04/30/20	$12,239	$15,355
05/31/20	$12,439	$16,086
06/30/20	$12,649	$16,406
07/31/20	$12,849	$17,331
08/31/20	$13,258	$18,577
09/30/20	$13,050	$17,871
10/31/20	$12,798	$17,396
11/30/20	$13,502	$19,300
12/31/20	$13,724	$20,042
01/31/21	$13,577	$19,840
02/28/21	$13,850	$20,387
03/31/21	$14,166	$21,280
04/30/21	$14,451	$22,416
05/31/21	$14,535	$22,572
06/30/21	$14,651	$23,099
07/31/21	$14,777	$23,648
08/31/21	$15,009	$24,367
09/30/21	$14,651	$23,234
10/31/21	$15,157	$24,861
11/30/21	$15,062	$24,689
12/31/21	$15,409	$25,796
01/31/22	$15,062	$24,461
02/28/22	$14,725	$23,728
03/31/22	$14,862	$24,609
04/30/22	$14,082	$22,463
05/31/22	$14,019	$22,505
06/30/22	$13,303	$20,647
07/31/22	$13,914	$22,551
08/31/22	$13,608	$21,631
09/30/22	$12,934	$19,639
10/31/22	$13,461	$21,229
11/30/22	$13,924	$22,415
12/31/22	$13,564	$21,124
01/31/23	$13,976	$22,451
02/28/23	$13,818	$21,903
03/31/23	$14,124	$22,707
04/30/23	$14,283	$23,062
05/31/23	$14,346	$23,162
06/30/23	$14,853	$24,693
07/31/23	$15,022	$25,486
08/31/23	$14,906	$25,080
09/30/23	$14,568	$23,884
10/31/23	$14,441	$23,382
11/30/23	$15,138	$25,518
12/31/23	$15,557	$26,677
01/31/24	$15,684	$27,125
02/29/24	$16,139	$28,573
03/31/24	$16,424	$29,493
04/30/24	$16,096	$28,288
05/31/24	$16,477	$29,691
06/30/24	$16,837	$30,756
07/31/24	$16,985	$31,131
08/31/24	$17,260	$31,886
09/30/24	$17,525	$32,567
10/31/24	$17,409	$32,271
11/30/24	$17,917	$34,166
12/31/24	$17,701	$33,351
01/31/25	$17,998	$34,280
02/28/25	$17,860	$33,833
03/31/25	$17,278	$31,926
04/30/25	$17,225	$31,710
05/31/25	$17,850	$33,706
06/30/25	$18,379	$35,420
07/31/25	$18,591	$36,215
08/31/25	$18,824	$36,949
09/30/25	$19,237	$38,298
10/31/25	$19,533	$39,194

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	12.20	8.82	6.92
Class C with sales charge	11.20	8.82	6.92
S&P 500 Total Return Index	21.39	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 779,087,060
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 5,333,020
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$779,087,060	263	10%	$5,333,020

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.7
Financials	12.4
Consumer Discretionary	10.5
Communication Services	10.4
Health Care	9.1
Industrials	7.8
Consumer Staples	4.5
Other	3.8
Energy	3.0
Utilities	1.9
Real Estate	1.5
Materials	1.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	8.6
Apple, Inc.	6.8
Microsoft Corp.	6.6
Amazon.com, Inc.	3.9
Broadcom, Inc.	2.9
S&P 500 Index, Put, Strike Price $6,700, 06/30/26	2.7
Alphabet, Inc. - Class A	2.6
Alphabet, Inc. - Class C	2.6
Meta Platforms, Inc. - Class A	2.4
Tesla, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000150502
Shareholder Report [Line Items]
Fund Name	Calamos Hedged Equity Fund
Class Name	Class I
Trading Symbol	CIHEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Hedged Equity Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025, the Fund delivered meaningful participation in the equity market’s advance while maintaining its defensive positioning. The period saw significant volatility, with a tariff-driven first-quarter selloff followed by a robust recovery fueled by resilient earnings, deregulation optimism, and AI infrastructure momentum. In June 2025, we extended the Fund’s hedge structure through June 2026, adjusting strike levels to position the portfolio to capture approximately 65% of the market’s upside while limiting downside exposure to about 35%. This asymmetric risk-return framework proved effective across both turbulent and advancing environments. The Fund’s actively managed options overlay further enhanced results by capitalizing on short-term volatility while preserving substantial participation in the market’s strong gains, underscoring the value of tactical flexibility.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Total Return Index
10/31/15	$1,000,000	$999,999
11/30/15	$1,001,998	$1,002,973
12/31/15	$998,712	$987,154
01/31/16	$968,202	$938,168
02/29/16	$965,151	$936,902
03/31/16	$996,130	$1,000,459
04/30/16	$999,192	$1,004,339
05/31/16	$1,009,398	$1,022,374
06/30/16	$1,011,984	$1,025,024
07/31/16	$1,028,356	$1,062,815
08/31/16	$1,029,379	$1,064,308
09/30/16	$1,033,269	$1,064,507
10/31/16	$1,030,191	$1,045,090
11/30/16	$1,043,530	$1,083,795
12/31/16	$1,053,152	$1,105,216
01/31/17	$1,060,365	$1,126,178
02/28/17	$1,084,066	$1,170,897
03/31/17	$1,085,521	$1,172,260
04/30/17	$1,089,648	$1,184,300
05/31/17	$1,094,808	$1,200,966
06/30/17	$1,098,340	$1,208,462
07/31/17	$1,106,621	$1,233,312
08/31/17	$1,107,657	$1,237,088
09/30/17	$1,114,808	$1,262,607
10/31/17	$1,124,141	$1,292,069
11/30/17	$1,137,622	$1,331,697
12/31/17	$1,141,309	$1,346,503
01/31/18	$1,191,202	$1,423,595
02/28/18	$1,189,124	$1,371,127
03/31/18	$1,181,216	$1,336,282
04/30/18	$1,182,256	$1,341,409
05/31/18	$1,193,704	$1,373,713
06/30/18	$1,191,543	$1,382,168
07/31/18	$1,213,435	$1,433,605
08/31/18	$1,231,157	$1,480,317
09/30/18	$1,229,236	$1,488,743
10/31/18	$1,195,816	$1,386,988
11/30/18	$1,206,260	$1,415,252
12/31/18	$1,151,508	$1,287,469
01/31/19	$1,198,683	$1,390,640
02/28/19	$1,213,693	$1,435,291
03/31/19	$1,224,948	$1,463,181
04/30/19	$1,247,493	$1,522,424
05/31/19	$1,214,213	$1,425,677
06/30/19	$1,249,870	$1,526,154
07/31/19	$1,258,467	$1,548,090
08/31/19	$1,254,168	$1,523,566
09/30/19	$1,262,451	$1,552,073
10/31/19	$1,279,700	$1,585,689
11/30/19	$1,299,106	$1,643,248
12/31/19	$1,318,089	$1,692,846
01/31/20	$1,319,172	$1,692,182
02/29/20	$1,270,434	$1,552,884
03/31/20	$1,195,636	$1,361,082
04/30/20	$1,279,179	$1,535,564
05/31/20	$1,301,963	$1,608,699
06/30/20	$1,325,275	$1,640,694
07/31/20	$1,347,019	$1,733,204
08/31/20	$1,391,593	$1,857,787
09/30/20	$1,369,952	$1,787,196
10/31/20	$1,344,885	$1,739,670
11/30/20	$1,420,086	$1,930,100
12/31/20	$1,445,388	$2,004,310
01/31/21	$1,430,058	$1,984,074
02/28/21	$1,459,623	$2,038,784
03/31/21	$1,495,758	$2,128,074
04/30/21	$1,526,418	$2,241,647
05/31/21	$1,536,273	$2,257,303
06/30/21	$1,550,452	$2,310,001
07/31/21	$1,564,697	$2,364,873
08/31/21	$1,589,898	$2,436,779
09/30/21	$1,553,590	$2,323,446
10/31/21	$1,608,448	$2,486,229
11/30/21	$1,599,671	$2,469,003
12/31/21	$1,637,805	$2,579,654
01/31/22	$1,602,607	$2,446,166
02/28/22	$1,567,409	$2,372,922
03/31/22	$1,583,908	$2,461,029
04/30/22	$1,502,513	$2,246,423
05/31/22	$1,495,913	$2,250,543
06/30/22	$1,421,118	$2,064,775
07/31/22	$1,487,114	$2,255,156
08/31/22	$1,456,316	$2,163,188
09/30/22	$1,386,095	$1,963,959
10/31/22	$1,442,288	$2,122,964
11/30/22	$1,492,972	$2,241,606
12/31/22	$1,455,766	$2,112,456
01/31/23	$1,502,297	$2,245,191
02/28/23	$1,485,679	$2,190,409
03/31/23	$1,520,479	$2,270,828
04/30/23	$1,539,319	$2,306,273
05/31/23	$1,547,076	$2,316,298
06/30/23	$1,602,899	$2,469,349
07/31/23	$1,622,866	$2,548,675
08/31/23	$1,611,773	$2,508,098
09/30/23	$1,575,778	$2,388,516
10/31/23	$1,563,554	$2,338,293
11/30/23	$1,640,232	$2,551,840
12/31/23	$1,686,899	$2,667,771
01/31/24	$1,702,519	$2,712,601
02/29/24	$1,752,724	$2,857,443
03/31/24	$1,786,798	$2,949,380
04/30/24	$1,751,084	$2,828,912
05/31/24	$1,794,610	$2,969,184
06/30/24	$1,834,822	$3,075,724
07/31/24	$1,852,690	$3,113,163
08/31/24	$1,885,076	$3,188,677
09/30/24	$1,915,846	$3,256,778
10/31/24	$1,903,551	$3,227,245
11/30/24	$1,960,557	$3,416,687
12/31/24	$1,939,160	$3,335,239
01/31/25	$1,972,787	$3,428,117
02/28/25	$1,959,336	$3,383,388
03/31/25	$1,896,993	$3,192,753
04/30/25	$1,893,629	$3,171,102
05/31/25	$1,964,262	$3,370,708
06/30/25	$2,024,009	$3,542,116
07/31/25	$2,048,692	$3,621,611
08/31/25	$2,075,619	$3,695,028
09/30/25	$2,123,099	$3,829,896
10/31/25	$2,157,904	$3,919,568

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class I	13.36	9.92	7.99
S&P 500 Total Return Index	21.39	17.64	14.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 779,087,060
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 5,333,020
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$779,087,060	263	10%	$5,333,020

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	35.7
Financials	12.4
Consumer Discretionary	10.5
Communication Services	10.4
Health Care	9.1
Industrials	7.8
Consumer Staples	4.5
Other	3.8
Energy	3.0
Utilities	1.9
Real Estate	1.5
Materials	1.4

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

NVIDIA Corp.	8.6
Apple, Inc.	6.8
Microsoft Corp.	6.6
Amazon.com, Inc.	3.9
Broadcom, Inc.	2.9
S&P 500 Index, Put, Strike Price $6,700, 06/30/26	2.7
Alphabet, Inc. - Class A	2.6
Alphabet, Inc. - Class C	2.6
Meta Platforms, Inc. - Class A	2.4
Tesla, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000243951
Shareholder Report [Line Items]
Fund Name	Calamos Merger Arbitrage Fund
Class Name	Class A
Trading Symbol	CMRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$212	2.01%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed its benchmark, delivering compelling returns in an environment marked by evolving regulatory dynamics and heightened market volatility. The merger arbitrage strategy benefited from the anticipated shift toward a less restrictive regulatory environment, which opened pathways for transactions that had faced headwinds in prior years. The Fund’s strategic focus on merger arbitrage opportunities utilized Calamos’ deep experience in convertible and options investing to generate attractive risk-reward opportunities across target companies’ capital structures. The disciplined approach to capturing completion risk premiums proved effective during April 2025’s tariff-induced volatility, as positions remained relatively insulated from broad market swings. The bottom-up, deal-by-deal methodology delivered steady performance while maintaining reduced interest-rate sensitivity and lower correlation to equity markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
09/29/23	$9,728	$10,001
09/30/23	$9,728	$10,001
10/31/23	$9,465	$9,843
11/30/23	$9,854	$10,289
12/31/23	$10,115	$10,682
01/31/24	$9,616	$10,653
02/29/24	$9,586	$10,503
03/31/24	$9,665	$10,600
04/30/24	$9,449	$10,332
05/31/24	$9,518	$10,507
06/30/24	$9,498	$10,606
07/31/24	$9,762	$10,854
08/31/24	$9,792	$11,010
09/30/24	$9,890	$11,158
10/31/24	$9,723	$10,881
11/30/24	$9,929	$10,996
12/31/24	$9,909	$10,816
01/31/25	$9,929	$10,873
02/28/25	$10,020	$11,113
03/31/25	$9,919	$11,117
04/30/25	$9,879	$11,160
05/31/25	$9,999	$11,081
06/30/25	$10,311	$11,251
07/31/25	$10,492	$11,221
08/31/25	$10,673	$11,356
09/30/25	$10,824	$11,479
10/31/25	$10,824	$11,551

Average Annual Return [Table Text Block]
AATR	1 YEAR	SINCE INCEPTION 9/29/23
Class A without sales charge	11.31	5.25
Class A with sales charge	8.26	3.86
Bloomberg U.S. Aggregate Bond Index	6.16	7.15

Performance Inception Date	Sep. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,841,225
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 22,349
InvestmentCompanyPortfolioTurnover	177.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,841,225	48	177%	$22,349

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.8
Special Purpose Acquisition Companies	20.4
Communication Services	9.3
Industrials	8.6
Utilities	5.3
Health Care	4.6
Financials	4.3
Real Estate	2.8
Energy	2.4
Materials	2.4
Consumer Staples	1.9

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Alchemy Investments Acquisition Corp. 1	6.6
TXNM Energy, Inc., 5.750%, 06/01/54	5.3
FutureTech II Acquisition Corp. - Class A	5.1
TEGNA, Inc.	4.9
CyberArk Software, Ltd.	4.6
Bill Holdings, Inc., 0.000%, 04/01/30	4.5
Five9, Inc., 1.000%, 03/15/29	4.4
Global Payments, Inc., 1.500%, 03/01/31	4.4
Norfolk Southern Corp.	4.2
Dayforce, Inc., 0.250%, 03/15/26	4.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000243950
Shareholder Report [Line Items]
Fund Name	Calamos Merger Arbitrage Fund
Class Name	Class C
Trading Symbol	CMRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$290	2.75%

Expenses Paid, Amount	$ 290
Expense Ratio, Percent	2.75%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed its benchmark, delivering compelling returns in an environment marked by evolving regulatory dynamics and heightened market volatility. The merger arbitrage strategy benefited from the anticipated shift toward a less restrictive regulatory environment, which opened pathways for transactions that had faced headwinds in prior years. The Fund’s strategic focus on merger arbitrage opportunities utilized Calamos’ deep experience in convertible and options investing to generate attractive risk-reward opportunities across target companies’ capital structures. The disciplined approach to capturing completion risk premiums proved effective during April 2025’s tariff-induced volatility, as positions remained relatively insulated from broad market swings. The bottom-up, deal-by-deal methodology delivered steady performance while maintaining reduced interest-rate sensitivity and lower correlation to equity markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
09/29/23	$10,000	$10,001
09/30/23	$10,000	$10,001
10/31/23	$9,720	$9,843
11/30/23	$10,120	$10,289
12/31/23	$10,384	$10,682
01/31/24	$9,862	$10,653
02/29/24	$9,832	$10,503
03/31/24	$9,892	$10,600
04/30/24	$9,681	$10,332
05/31/24	$9,731	$10,507
06/30/24	$9,711	$10,606
07/31/24	$9,972	$10,854
08/31/24	$9,992	$11,010
09/30/24	$10,093	$11,158
10/31/24	$9,912	$10,881
11/30/24	$10,113	$10,996
12/31/24	$10,090	$10,816
01/31/25	$10,110	$10,873
02/28/25	$10,192	$11,113
03/31/25	$10,080	$11,117
04/30/25	$10,028	$11,160
05/31/25	$10,151	$11,081
06/30/25	$10,459	$11,251
07/31/25	$10,643	$11,221
08/31/25	$10,807	$11,356
09/30/25	$10,960	$11,479
10/31/25	$10,960	$11,551

Average Annual Return [Table Text Block]
AATR	1 YEAR	SINCE INCEPTION 9/29/23
Class C without sales charge	10.58	4.49
Class C with sales charge	9.58	4.49
Bloomberg U.S. Aggregate Bond Index	6.16	7.15

Performance Inception Date	Sep. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,841,225
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 22,349
InvestmentCompanyPortfolioTurnover	177.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,841,225	48	177%	$22,349

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.8
Special Purpose Acquisition Companies	20.4
Communication Services	9.3
Industrials	8.6
Utilities	5.3
Health Care	4.6
Financials	4.3
Real Estate	2.8
Energy	2.4
Materials	2.4
Consumer Staples	1.9

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Alchemy Investments Acquisition Corp. 1	6.6
TXNM Energy, Inc., 5.750%, 06/01/54	5.3
FutureTech II Acquisition Corp. - Class A	5.1
TEGNA, Inc.	4.9
CyberArk Software, Ltd.	4.6
Bill Holdings, Inc., 0.000%, 04/01/30	4.5
Five9, Inc., 1.000%, 03/15/29	4.4
Global Payments, Inc., 1.500%, 03/01/31	4.4
Norfolk Southern Corp.	4.2
Dayforce, Inc., 0.250%, 03/15/26	4.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000243949
Shareholder Report [Line Items]
Fund Name	Calamos Merger Arbitrage Fund
Class Name	Class I
Trading Symbol	CMRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Merger Arbitrage Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$183	1.73%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 ("annual period"), the Fund significantly outperformed its benchmark, delivering compelling returns in an environment marked by evolving regulatory dynamics and heightened market volatility. The merger arbitrage strategy benefited from the anticipated shift toward a less restrictive regulatory environment, which opened pathways for transactions that had faced headwinds in prior years. The Fund’s strategic focus on merger arbitrage opportunities utilized Calamos’ deep experience in convertible and options investing to generate attractive risk-reward opportunities across target companies’ capital structures. The disciplined approach to capturing completion risk premiums proved effective during April 2025’s tariff-induced volatility, as positions remained relatively insulated from broad market swings. The bottom-up, deal-by-deal methodology delivered steady performance while maintaining reduced interest-rate sensitivity and lower correlation to equity markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
09/29/23	$1,000,000	$999,999
09/30/23	$1,000,000	$999,999
10/31/23	$973,000	$984,219
11/30/23	$1,014,000	$1,028,789
12/31/23	$1,041,071	$1,068,171
01/31/24	$988,766	$1,065,236
02/29/24	$986,754	$1,050,187
03/31/24	$994,801	$1,059,885
04/30/24	$973,678	$1,033,112
05/31/24	$979,713	$1,050,626
06/30/24	$978,707	$1,060,577
07/31/24	$1,005,866	$1,085,349
08/31/24	$1,008,883	$1,100,942
09/30/24	$1,018,942	$1,115,685
10/31/24	$1,002,848	$1,088,017
11/30/24	$1,022,965	$1,099,519
12/31/24	$1,021,787	$1,081,525
01/31/25	$1,023,859	$1,087,261
02/28/25	$1,033,186	$1,111,184
03/31/25	$1,022,823	$1,111,604
04/30/25	$1,018,678	$1,115,972
05/31/25	$1,032,150	$1,107,983
06/30/25	$1,064,275	$1,125,018
07/31/25	$1,083,965	$1,122,049
08/31/25	$1,101,582	$1,135,472
09/30/25	$1,118,162	$1,147,859
10/31/25	$1,118,162	$1,155,027

Average Annual Return [Table Text Block]
AATR	1 YEAR	SINCE INCEPTION 9/29/23
Class I	11.50	5.50
Bloomberg U.S. Aggregate Bond Index	6.16	7.15

Performance Inception Date	Sep. 29, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,841,225
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 22,349
InvestmentCompanyPortfolioTurnover	177.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,841,225	48	177%	$22,349

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.8
Special Purpose Acquisition Companies	20.4
Communication Services	9.3
Industrials	8.6
Utilities	5.3
Health Care	4.6
Financials	4.3
Real Estate	2.8
Energy	2.4
Materials	2.4
Consumer Staples	1.9

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

Alchemy Investments Acquisition Corp. 1	6.6
TXNM Energy, Inc., 5.750%, 06/01/54	5.3
FutureTech II Acquisition Corp. - Class A	5.1
TEGNA, Inc.	4.9
CyberArk Software, Ltd.	4.6
Bill Holdings, Inc., 0.000%, 04/01/30	4.5
Five9, Inc., 1.000%, 03/15/29	4.4
Global Payments, Inc., 1.500%, 03/01/31	4.4
Norfolk Southern Corp.	4.2
Dayforce, Inc., 0.250%, 03/15/26	4.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000204432
Shareholder Report [Line Items]
Fund Name	Calamos Short-Term Bond Fund
Class Name	Class A
Trading Symbol	CSTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Short-Term Bond Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 (“annual period”), the Fund delivered mid-single-digit returns and outperformed the Bloomberg US Govt/Credit 1-3 Year Index. The period was characterized by significant volatility followed by a robust recovery as the Federal Reserve resumed its rate-cutting cycle. The Fund’s longer-than-benchmark duration positioning proved advantageous as Treasury rates declined across short-term maturities throughout most of the period. Additionally, spread compression across rating categories enabled the team to migrate credit quality higher while maintaining attractive income levels. Security selection among non-financial corporate bonds, particularly within technology and consumer cyclical sectors, further strengthened performance. The Fund’s fundamental research-driven approach for identifying credits offering compelling compensation for risks continued to serve investors effectively through a year marked by policy uncertainty, shifting inflation dynamics, and evolving economic conditions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
09/19/18	$9,775	$10,000
09/30/18	$9,777	$10,018
10/31/18	$9,787	$9,939
11/30/18	$9,796	$9,998
12/31/18	$9,843	$10,182
01/31/19	$9,903	$10,290
02/28/19	$9,924	$10,284
03/31/19	$9,985	$10,481
04/30/19	$10,016	$10,484
05/31/19	$10,077	$10,670
06/30/19	$10,137	$10,804
07/31/19	$10,149	$10,828
08/31/19	$10,220	$11,109
09/30/19	$10,218	$11,049
10/31/19	$10,261	$11,083
11/30/19	$10,261	$11,077
12/31/19	$10,282	$11,069
01/31/20	$10,352	$11,282
02/29/20	$10,403	$11,485
03/31/20	$10,157	$11,418
04/30/20	$10,289	$11,621
05/31/20	$10,370	$11,675
06/30/20	$10,472	$11,749
07/31/20	$10,552	$11,924
08/31/20	$10,580	$11,828
09/30/20	$10,576	$11,821
10/31/20	$10,593	$11,768
11/30/20	$10,640	$11,884
12/31/20	$10,683	$11,900
01/31/21	$10,702	$11,815
02/28/21	$10,695	$11,644
03/31/21	$10,676	$11,499
04/30/21	$10,700	$11,590
05/31/21	$10,724	$11,628
06/30/21	$10,715	$11,709
07/31/21	$10,738	$11,840
08/31/21	$10,739	$11,818
09/30/21	$10,728	$11,715
10/31/21	$10,684	$11,712
11/30/21	$10,670	$11,747
12/31/21	$10,668	$11,717
01/31/22	$10,579	$11,464
02/28/22	$10,535	$11,336
03/31/22	$10,404	$11,022
04/30/22	$10,327	$10,603
05/31/22	$10,371	$10,672
06/30/22	$10,252	$10,504
07/31/22	$10,365	$10,761
08/31/22	$10,292	$10,457
09/30/22	$10,166	$10,005
10/31/22	$10,151	$9,875
11/30/22	$10,270	$10,239
12/31/22	$10,307	$10,192
01/31/23	$10,428	$10,506
02/28/23	$10,352	$10,234
03/31/23	$10,453	$10,494
04/30/23	$10,512	$10,558
05/31/23	$10,483	$10,443
06/30/23	$10,477	$10,406
07/31/23	$10,528	$10,398
08/31/23	$10,568	$10,332
09/30/23	$10,540	$10,069
10/31/23	$10,536	$9,911
11/30/23	$10,702	$10,359
12/31/23	$10,865	$10,756
01/31/24	$10,897	$10,726
02/29/24	$10,873	$10,575
03/31/24	$10,930	$10,673
04/30/24	$10,897	$10,403
05/31/24	$10,982	$10,579
06/30/24	$11,045	$10,679
07/31/24	$11,180	$10,929
08/31/24	$11,279	$11,086
09/30/24	$11,368	$11,234
10/31/24	$11,303	$10,956
11/30/24	$11,368	$11,072
12/31/24	$11,369	$10,890
01/31/25	$11,422	$10,948
02/28/25	$11,510	$11,189
03/31/25	$11,551	$11,193
04/30/25	$11,606	$11,237
05/31/25	$11,635	$11,157
06/30/25	$11,739	$11,328
07/31/25	$11,745	$11,298
08/31/25	$11,849	$11,434
09/30/25	$11,892	$11,558
10/31/25	$11,934	$11,631

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	SINCE INCEPTION 9/19/18
Class A without sales charge	5.59	2.41	2.84
Class A with sales charge	3.20	1.94	2.52
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	2.14

Performance Inception Date	Sep. 19, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 411,106,771
Holdings Count | Holding	487
Advisory Fees Paid, Amount	$ 1,155,573
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$411,106,771	487	36%	$1,155,573

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	56.6
Asset Backed Securities	21.1
Bank Loans	8.4
U.S. Government and Agency Securities	5.7
Municipal Obligations	2.9
Sovereign Bonds	2.0
Residential Mortgage Backed Securities	1.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

U.S. Treasury Notes, 4.250%, 02/28/29	2.7
U.S. Treasury Notes, 4.250%, 01/31/30	1.2
U.S. Treasury Notes, 3.375%, 09/15/28	1.0
U.S. Treasury Notes, 3.500%, 09/30/29	0.7
GS Mortgage Securities Corp. Trust - Class A, Series 2023-SHIP, 4.322%, 09/10/38	0.6
CNH Equipment Trust - Class A3, Series 2024-B, 5.190%, 09/17/29	0.6
SoFi Consumer Loan Program Trust - Class B, Series 2025-1, 5.120%, 02/27/34	0.5
American Express Credit Account Master Trust - Class A, Series 2024-2, 5.240%, 04/15/31	0.5
SCCU Auto Receivables Trust - Class B, Series 2023-1A, 6.080%, 11/15/29	0.5
Ford Credit Auto Owner Trust - Class A, Series 2024-1, 4.870%, 08/15/36	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000204433
Shareholder Report [Line Items]
Fund Name	Calamos Short-Term Bond Fund
Class Name	Class I
Trading Symbol	CSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Short-Term Bond Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 (“annual period”), the Fund delivered mid-single-digit returns and outperformed the Bloomberg US Govt/Credit 1-3 Year Index. The period was characterized by significant volatility followed by a robust recovery as the Federal Reserve resumed its rate-cutting cycle. The Fund’s longer-than-benchmark duration positioning proved advantageous as Treasury rates declined across short-term maturities throughout most of the period. Additionally, spread compression across rating categories enabled the team to migrate credit quality higher while maintaining attractive income levels. Security selection among non-financial corporate bonds, particularly within technology and consumer cyclical sectors, further strengthened performance. The Fund’s fundamental research-driven approach for identifying credits offering compelling compensation for risks continued to serve investors effectively through a year marked by policy uncertainty, shifting inflation dynamics, and evolving economic conditions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
09/19/18	$1,000,000	$999,999
09/30/18	$1,000,296	$1,001,761
10/31/18	$1,001,581	$993,846
11/30/18	$1,002,657	$999,776
12/31/18	$1,007,678	$1,018,143
01/31/19	$1,014,044	$1,028,958
02/28/19	$1,016,383	$1,028,361
03/31/19	$1,023,834	$1,048,106
04/30/19	$1,026,209	$1,048,374
05/31/19	$1,032,632	$1,066,985
06/30/19	$1,039,068	$1,080,382
07/31/19	$1,040,418	$1,082,760
08/31/19	$1,047,931	$1,110,818
09/30/19	$1,047,927	$1,104,903
10/31/19	$1,052,608	$1,108,231
11/30/19	$1,053,847	$1,107,664
12/31/19	$1,056,249	$1,106,893
01/31/20	$1,062,653	$1,128,195
02/29/20	$1,069,049	$1,148,502
03/31/20	$1,044,056	$1,141,741
04/30/20	$1,056,819	$1,162,039
05/31/20	$1,065,363	$1,167,446
06/30/20	$1,077,040	$1,174,804
07/31/20	$1,084,453	$1,192,350
08/31/20	$1,087,561	$1,182,724
09/30/20	$1,087,429	$1,182,077
10/31/20	$1,089,377	$1,176,799
11/30/20	$1,095,533	$1,188,345
12/31/20	$1,099,069	$1,189,982
01/31/21	$1,100,163	$1,181,450
02/28/21	$1,099,669	$1,164,392
03/31/21	$1,097,970	$1,149,850
04/30/21	$1,100,678	$1,158,934
05/31/21	$1,103,366	$1,162,720
06/30/21	$1,102,667	$1,170,889
07/31/21	$1,105,227	$1,183,983
08/31/21	$1,105,548	$1,181,729
09/30/21	$1,104,713	$1,171,496
10/31/21	$1,101,455	$1,171,172
11/30/21	$1,099,199	$1,174,640
12/31/21	$1,099,209	$1,171,635
01/31/22	$1,091,403	$1,146,393
02/28/22	$1,085,918	$1,133,603
03/31/22	$1,072,596	$1,102,107
04/30/22	$1,064,932	$1,060,284
05/31/22	$1,069,641	$1,067,119
06/30/22	$1,057,631	$1,050,379
07/31/22	$1,069,264	$1,076,044
08/31/22	$1,061,989	$1,045,643
09/30/22	$1,049,187	$1,000,462
10/31/22	$1,048,930	$987,503
11/30/22	$1,060,261	$1,023,819
12/31/22	$1,064,313	$1,019,202
01/31/23	$1,077,114	$1,050,558
02/28/23	$1,069,424	$1,023,396
03/31/23	$1,081,284	$1,049,389
04/30/23	$1,086,446	$1,055,752
05/31/23	$1,083,682	$1,044,255
06/30/23	$1,083,264	$1,040,529
07/31/23	$1,088,689	$1,039,808
08/31/23	$1,093,090	$1,033,166
09/30/23	$1,090,449	$1,006,909
10/31/23	$1,090,202	$991,020
11/30/23	$1,107,610	$1,035,898
12/31/23	$1,124,745	$1,075,552
01/31/24	$1,129,520	$1,072,597
02/29/24	$1,126,003	$1,057,443
03/31/24	$1,132,233	$1,067,209
04/30/24	$1,128,962	$1,040,251
05/31/24	$1,138,043	$1,057,886
06/30/24	$1,144,833	$1,067,905
07/31/24	$1,159,056	$1,092,849
08/31/24	$1,169,624	$1,108,550
09/30/24	$1,179,036	$1,123,394
10/31/24	$1,172,577	$1,095,536
11/30/24	$1,179,525	$1,107,117
12/31/24	$1,179,927	$1,088,999
01/31/25	$1,185,643	$1,094,774
02/28/25	$1,194,983	$1,118,862
03/31/25	$1,199,558	$1,119,285
04/30/25	$1,206,701	$1,123,683
05/31/25	$1,210,047	$1,115,639
06/30/25	$1,219,761	$1,132,792
07/31/25	$1,220,728	$1,129,802
08/31/25	$1,233,083	$1,143,318
09/30/25	$1,236,428	$1,155,790
10/31/25	$1,241,143	$1,163,009

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	SINCE INCEPTION 9/19/18
Class I	5.85	2.64	3.08
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	2.14

Performance Inception Date	Sep. 19, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 411,106,771
Holdings Count | Holding	487
Advisory Fees Paid, Amount	$ 1,155,573
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$411,106,771	487	36%	$1,155,573

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	56.6
Asset Backed Securities	21.1
Bank Loans	8.4
U.S. Government and Agency Securities	5.7
Municipal Obligations	2.9
Sovereign Bonds	2.0
Residential Mortgage Backed Securities	1.1

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

U.S. Treasury Notes, 4.250%, 02/28/29	2.7
U.S. Treasury Notes, 4.250%, 01/31/30	1.2
U.S. Treasury Notes, 3.375%, 09/15/28	1.0
U.S. Treasury Notes, 3.500%, 09/30/29	0.7
GS Mortgage Securities Corp. Trust - Class A, Series 2023-SHIP, 4.322%, 09/10/38	0.6
CNH Equipment Trust - Class A3, Series 2024-B, 5.190%, 09/17/29	0.6
SoFi Consumer Loan Program Trust - Class B, Series 2025-1, 5.120%, 02/27/34	0.5
American Express Credit Account Master Trust - Class A, Series 2024-2, 5.240%, 04/15/31	0.5
SCCU Auto Receivables Trust - Class B, Series 2023-1A, 6.080%, 11/15/29	0.5
Ford Credit Auto Owner Trust - Class A, Series 2024-1, 4.870%, 08/15/36	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000049601
Shareholder Report [Line Items]
Fund Name	Calamos Total Return Bond Fund
Class Name	Class A
Trading Symbol	CTRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 (“annual period”), the Fund delivered mid-single-digit returns and outperformed the Bloomberg US Aggregate Bond Index. The Fund’s disciplined, research-driven approach enabled it to navigate a volatile period marked by tariff-driven market disruptions in April, Federal Reserve rate cuts, and persistent inflation concerns. The team’s fundamental credit analysis proved particularly valuable in identifying quality issuers while managing duration close to benchmark levels amid heightened uncertainty. Despite credit spreads trading near cycle tights, the Fund benefited from  robust demand for corporate debt and limited new issuance. The portfolio’s deliberate migration toward higher credit quality throughout the year, while maintaining selective exposure to attractive risk-adjusted opportunities, positioned the Fund to capture income while managing downside risk during periods of market stress.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$9,625	$9,999
11/30/15	$9,589	$9,973
12/31/15	$9,540	$9,941
01/31/16	$9,578	$10,078
02/29/16	$9,662	$10,149
03/31/16	$9,813	$10,242
04/30/16	$9,888	$10,282
05/31/16	$9,868	$10,284
06/30/16	$10,018	$10,469
07/31/16	$10,101	$10,535
08/31/16	$10,091	$10,523
09/30/16	$10,100	$10,517
10/31/16	$10,043	$10,436
11/30/16	$9,832	$10,190
12/31/16	$9,856	$10,204
01/31/17	$9,874	$10,224
02/28/17	$9,950	$10,293
03/31/17	$9,939	$10,287
04/30/17	$10,024	$10,367
05/31/17	$10,080	$10,447
06/30/17	$10,067	$10,436
07/31/17	$10,114	$10,481
08/31/17	$10,199	$10,575
09/30/17	$10,138	$10,525
10/31/17	$10,136	$10,531
11/30/17	$10,114	$10,517
12/31/17	$10,147	$10,565
01/31/18	$10,036	$10,444
02/28/18	$9,946	$10,345
03/31/18	$9,976	$10,411
04/30/18	$9,909	$10,334
05/31/18	$9,959	$10,407
06/30/18	$9,953	$10,395
07/31/18	$9,964	$10,397
08/31/18	$10,037	$10,464
09/30/18	$9,978	$10,397
10/31/18	$9,903	$10,314
11/30/18	$9,916	$10,376
12/31/18	$10,010	$10,567
01/31/19	$10,165	$10,679
02/28/19	$10,198	$10,673
03/31/19	$10,385	$10,878
04/30/19	$10,399	$10,880
05/31/19	$10,557	$11,073
06/30/19	$10,674	$11,213
07/31/19	$10,708	$11,237
08/31/19	$10,957	$11,528
09/30/19	$10,898	$11,467
10/31/19	$10,917	$11,502
11/30/19	$10,915	$11,496
12/31/19	$10,907	$11,488
01/31/20	$11,134	$11,709
02/29/20	$11,309	$11,920
03/31/20	$11,027	$11,849
04/30/20	$11,236	$12,060
05/31/20	$11,317	$12,116
06/30/20	$11,419	$12,192
07/31/20	$11,627	$12,375
08/31/20	$11,541	$12,275
09/30/20	$11,539	$12,268
10/31/20	$11,482	$12,213
11/30/20	$11,615	$12,333
12/31/20	$11,638	$12,350
01/31/21	$11,577	$12,261
02/28/21	$11,422	$12,084
03/31/21	$11,268	$11,934
04/30/21	$11,370	$12,028
05/31/21	$11,409	$12,067
06/30/21	$11,492	$12,152
07/31/21	$11,616	$12,288
08/31/21	$11,591	$12,264
09/30/21	$11,500	$12,158
10/31/21	$11,483	$12,155
11/30/21	$11,489	$12,191
12/31/21	$11,482	$12,160
01/31/22	$11,226	$11,898
02/28/22	$11,101	$11,765
03/31/22	$10,846	$11,438
04/30/22	$10,470	$11,004
05/31/22	$10,462	$11,075
06/30/22	$10,207	$10,901
07/31/22	$10,523	$11,168
08/31/22	$10,272	$10,852
09/30/22	$9,835	$10,383
10/31/22	$9,746	$10,249
11/30/22	$10,065	$10,626
12/31/22	$10,023	$10,578
01/31/23	$10,379	$10,903
02/28/23	$10,154	$10,621
03/31/23	$10,299	$10,891
04/30/23	$10,374	$10,957
05/31/23	$10,254	$10,838
06/30/23	$10,249	$10,799
07/31/23	$10,278	$10,791
08/31/23	$10,203	$10,723
09/30/23	$9,942	$10,450
10/31/23	$9,763	$10,285
11/30/23	$10,225	$10,751
12/31/23	$10,618	$11,162
01/31/24	$10,601	$11,132
02/29/24	$10,465	$10,974
03/31/24	$10,555	$11,076
04/30/24	$10,291	$10,796
05/31/24	$10,477	$10,979
06/30/24	$10,581	$11,083
07/31/24	$10,804	$11,342
08/31/24	$10,958	$11,505
09/30/24	$11,098	$11,659
10/31/24	$10,840	$11,370
11/30/24	$10,969	$11,490
12/31/24	$10,782	$11,302
01/31/25	$10,839	$11,362
02/28/25	$11,067	$11,612
03/31/25	$11,050	$11,616
04/30/25	$11,083	$11,662
05/31/25	$11,017	$11,578
06/30/25	$11,197	$11,756
07/31/25	$11,181	$11,725
08/31/25	$11,306	$11,866
09/30/25	$11,420	$11,995
10/31/25	$11,497	$12,070

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class A without sales charge	6.05	0.03	1.79
Class A with sales charge	3.62	-0.43	1.40
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 29,107,626
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 131,684
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$29,107,626	197	13%	$131,684

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	47.3
U.S. Government and Agency Securities	42.5
Bank Loans	3.8
Asset Backed Securities	3.8
Residential Mortgage Backed Securities	0.3

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

U.S. Treasury Notes, 3.750%, 08/31/31	3.4
U.S. Treasury Notes, 3.875%, 08/15/34	3.2
Federal National Mortgage Association, 6.000%, 03/01/54	2.6
Federal National Mortgage Association, 5.500%, 08/01/53	2.2
Federal National Mortgage Association, 6.000%, 09/01/53	2.2
Federal National Mortgage Association, 4.500%, 02/01/53	2.1
Federal National Mortgage Association, 2.500%, 07/01/51	2.0
U.S. Treasury Bonds, 3.500%, 02/15/39	1.7
Federal National Mortgage Association, 2.500%, 04/01/50	1.5
Federal National Mortgage Association, 4.000%, 11/01/52	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000049603
Shareholder Report [Line Items]
Fund Name	Calamos Total Return Bond Fund
Class Name	Class C
Trading Symbol	CTRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$169	1.65%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 (“annual period”), the Fund delivered mid-single-digit returns and outperformed the Bloomberg US Aggregate Bond Index. The Fund’s disciplined, research-driven approach enabled it to navigate a volatile period marked by tariff-driven market disruptions in April, Federal Reserve rate cuts, and persistent inflation concerns. The team’s fundamental credit analysis proved particularly valuable in identifying quality issuers while managing duration close to benchmark levels amid heightened uncertainty. Despite credit spreads trading near cycle tights, the Fund benefited from  robust demand for corporate debt and limited new issuance. The portfolio’s deliberate migration toward higher credit quality throughout the year, while maintaining selective exposure to attractive risk-adjusted opportunities, positioned the Fund to capture income while managing downside risk during periods of market stress.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C with sales charge	Bloomberg U.S. Aggregate Bond Index
10/31/15	$10,000	$9,999
11/30/15	$9,957	$9,973
12/31/15	$9,900	$9,941
01/31/16	$9,933	$10,078
02/29/16	$10,015	$10,149
03/31/16	$10,164	$10,242
04/30/16	$10,226	$10,282
05/31/16	$10,209	$10,284
06/30/16	$10,348	$10,469
07/31/16	$10,427	$10,535
08/31/16	$10,419	$10,523
09/30/16	$10,413	$10,517
10/31/16	$10,357	$10,436
11/30/16	$10,124	$10,190
12/31/16	$10,141	$10,204
01/31/17	$10,164	$10,224
02/28/17	$10,227	$10,293
03/31/17	$10,219	$10,287
04/30/17	$10,300	$10,367
05/31/17	$10,350	$10,447
06/30/17	$10,331	$10,436
07/31/17	$10,382	$10,481
08/31/17	$10,453	$10,575
09/30/17	$10,385	$10,525
10/31/17	$10,375	$10,531
11/30/17	$10,346	$10,517
12/31/17	$10,384	$10,565
01/31/18	$10,264	$10,444
02/28/18	$10,166	$10,345
03/31/18	$10,181	$10,411
04/30/18	$10,115	$10,334
05/31/18	$10,150	$10,407
06/30/18	$10,138	$10,395
07/31/18	$10,153	$10,397
08/31/18	$10,210	$10,464
09/30/18	$10,144	$10,397
10/31/18	$10,061	$10,314
11/30/18	$10,068	$10,376
12/31/18	$10,158	$10,567
01/31/19	$10,308	$10,679
02/28/19	$10,336	$10,673
03/31/19	$10,518	$10,878
04/30/19	$10,526	$10,880
05/31/19	$10,680	$11,073
06/30/19	$10,792	$11,213
07/31/19	$10,819	$11,237
08/31/19	$11,063	$11,528
09/30/19	$10,998	$11,467
10/31/19	$11,009	$11,502
11/30/19	$11,001	$11,496
12/31/19	$10,986	$11,488
01/31/20	$11,207	$11,709
02/29/20	$11,377	$11,920
03/31/20	$11,086	$11,849
04/30/20	$11,289	$12,060
05/31/20	$11,354	$12,116
06/30/20	$11,460	$12,192
07/31/20	$11,661	$12,375
08/31/20	$11,567	$12,275
09/30/20	$11,557	$12,268
10/31/20	$11,493	$12,213
11/30/20	$11,608	$12,333
12/31/20	$11,635	$12,350
01/31/21	$11,556	$12,261
02/28/21	$11,405	$12,084
03/31/21	$11,244	$11,934
04/30/21	$11,329	$12,028
05/31/21	$11,360	$12,067
06/30/21	$11,446	$12,152
07/31/21	$11,552	$12,288
08/31/21	$11,530	$12,264
09/30/21	$11,432	$12,158
10/31/21	$11,409	$12,155
11/30/21	$11,397	$12,191
12/31/21	$11,393	$12,160
01/31/22	$11,132	$11,898
02/28/22	$11,002	$11,765
03/31/22	$10,731	$11,438
04/30/22	$10,363	$11,004
05/31/22	$10,349	$11,075
06/30/22	$10,091	$10,901
07/31/22	$10,396	$11,168
08/31/22	$10,131	$10,852
09/30/22	$9,693	$10,383
10/31/22	$9,610	$10,249
11/30/22	$9,919	$10,626
12/31/22	$9,871	$10,578
01/31/23	$10,215	$10,903
02/28/23	$9,977	$10,621
03/31/23	$10,124	$10,891
04/30/23	$10,180	$10,957
05/31/23	$10,068	$10,838
06/30/23	$10,056	$10,799
07/31/23	$10,066	$10,791
08/31/23	$9,998	$10,723
09/30/23	$9,737	$10,450
10/31/23	$9,555	$10,285
11/30/23	$9,990	$10,751
12/31/23	$10,367	$11,162
01/31/24	$10,356	$11,132
02/29/24	$10,205	$10,974
03/31/24	$10,299	$11,076
04/30/24	$10,035	$10,796
05/31/24	$10,210	$10,979
06/30/24	$10,293	$11,083
07/31/24	$10,516	$11,342
08/31/24	$10,658	$11,505
09/30/24	$10,788	$11,659
10/31/24	$10,531	$11,370
11/30/24	$10,649	$11,490
12/31/24	$10,450	$11,302
01/31/25	$10,510	$11,362
02/28/25	$10,724	$11,612
03/31/25	$10,702	$11,616
04/30/25	$10,715	$11,662
05/31/25	$10,656	$11,578
06/30/25	$10,824	$11,756
07/31/25	$10,789	$11,725
08/31/25	$10,915	$11,866
09/30/25	$11,019	$11,995
10/31/25	$11,073	$12,070

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class C without sales charge	5.15	-0.74	1.02
Class C with sales charge	4.15	-0.74	1.02
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 29,107,626
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 131,684
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$29,107,626	197	13%	$131,684

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	47.3
U.S. Government and Agency Securities	42.5
Bank Loans	3.8
Asset Backed Securities	3.8
Residential Mortgage Backed Securities	0.3

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

U.S. Treasury Notes, 3.750%, 08/31/31	3.4
U.S. Treasury Notes, 3.875%, 08/15/34	3.2
Federal National Mortgage Association, 6.000%, 03/01/54	2.6
Federal National Mortgage Association, 5.500%, 08/01/53	2.2
Federal National Mortgage Association, 6.000%, 09/01/53	2.2
Federal National Mortgage Association, 4.500%, 02/01/53	2.1
Federal National Mortgage Association, 2.500%, 07/01/51	2.0
U.S. Treasury Bonds, 3.500%, 02/15/39	1.7
Federal National Mortgage Association, 2.500%, 04/01/50	1.5
Federal National Mortgage Association, 4.000%, 11/01/52	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000049604
Shareholder Report [Line Items]
Fund Name	Calamos Total Return Bond Fund
Class Name	Class I
Trading Symbol	CTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Total Return Bond Fund for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

HOW THE FUND PERFORMED

For the 12 months ended October 31, 2025 (“annual period”), the Fund delivered mid-single-digit returns and outperformed the Bloomberg US Aggregate Bond Index. The Fund’s disciplined, research-driven approach enabled it to navigate a volatile period marked by tariff-driven market disruptions in April, Federal Reserve rate cuts, and persistent inflation concerns. The team’s fundamental credit analysis proved particularly valuable in identifying quality issuers while managing duration close to benchmark levels amid heightened uncertainty. Despite credit spreads trading near cycle tights, the Fund benefited from  robust demand for corporate debt and limited new issuance. The portfolio’s deliberate migration toward higher credit quality throughout the year, while maintaining selective exposure to attractive risk-adjusted opportunities, positioned the Fund to capture income while managing downside risk during periods of market stress.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Bond Index
10/31/15	$1,000,000	$1,000,000
11/30/15	$996,512	$997,356
12/31/15	$991,668	$994,134
01/31/16	$995,764	$1,007,812
02/29/16	$1,004,755	$1,014,963
03/31/16	$1,020,617	$1,024,272
04/30/16	$1,027,615	$1,028,206
05/31/16	$1,026,794	$1,028,470
06/30/16	$1,041,641	$1,046,949
07/31/16	$1,051,475	$1,053,568
08/31/16	$1,050,581	$1,052,365
09/30/16	$1,050,764	$1,051,746
10/31/16	$1,046,047	$1,043,701
11/30/16	$1,024,308	$1,019,016
12/31/16	$1,025,980	$1,020,451
01/31/17	$1,029,099	$1,022,455
02/28/17	$1,036,261	$1,029,327
03/31/17	$1,036,355	$1,028,785
04/30/17	$1,045,419	$1,036,726
05/31/17	$1,051,416	$1,044,703
06/30/17	$1,050,358	$1,043,655
07/31/17	$1,056,424	$1,048,147
08/31/17	$1,064,557	$1,057,544
09/30/17	$1,058,430	$1,052,510
10/31/17	$1,058,353	$1,053,119
11/30/17	$1,056,276	$1,051,766
12/31/17	$1,059,976	$1,056,594
01/31/18	$1,048,642	$1,044,424
02/28/18	$1,039,382	$1,034,526
03/31/18	$1,042,710	$1,041,161
04/30/18	$1,036,954	$1,033,416
05/31/18	$1,041,437	$1,040,789
06/30/18	$1,041,019	$1,039,509
07/31/18	$1,043,432	$1,039,757
08/31/18	$1,050,185	$1,046,448
09/30/18	$1,044,302	$1,039,710
10/31/18	$1,036,583	$1,031,495
11/30/18	$1,038,159	$1,037,650
12/31/18	$1,048,297	$1,056,713
01/31/19	$1,064,699	$1,067,938
02/28/19	$1,068,384	$1,067,318
03/31/19	$1,088,163	$1,087,811
04/30/19	$1,089,873	$1,088,090
05/31/19	$1,106,666	$1,107,406
06/30/19	$1,119,192	$1,121,310
07/31/19	$1,122,953	$1,123,778
08/31/19	$1,149,283	$1,152,899
09/30/19	$1,143,398	$1,146,760
10/31/19	$1,146,673	$1,150,214
11/30/19	$1,145,634	$1,149,626
12/31/19	$1,145,030	$1,148,825
01/31/20	$1,170,166	$1,170,934
02/29/20	$1,187,686	$1,192,011
03/31/20	$1,158,304	$1,184,994
04/30/20	$1,180,510	$1,206,060
05/31/20	$1,189,345	$1,211,673
06/30/20	$1,200,300	$1,219,309
07/31/20	$1,222,409	$1,237,520
08/31/20	$1,213,600	$1,227,529
09/30/20	$1,213,603	$1,226,858
10/31/20	$1,208,995	$1,221,379
11/30/20	$1,222,099	$1,233,363
12/31/20	$1,224,803	$1,235,062
01/31/21	$1,218,620	$1,226,207
02/28/21	$1,202,529	$1,208,502
03/31/21	$1,186,562	$1,193,410
04/30/21	$1,197,621	$1,202,838
05/31/21	$1,201,975	$1,206,767
06/30/21	$1,210,884	$1,215,246
07/31/21	$1,224,273	$1,228,835
08/31/21	$1,222,972	$1,226,496
09/30/21	$1,213,630	$1,215,875
10/31/21	$1,211,020	$1,215,540
11/30/21	$1,211,913	$1,219,139
12/31/21	$1,211,391	$1,216,020
01/31/22	$1,185,809	$1,189,822
02/28/22	$1,172,823	$1,176,547
03/31/22	$1,144,968	$1,143,858
04/30/22	$1,106,659	$1,100,451
05/31/22	$1,106,082	$1,107,545
06/30/22	$1,079,434	$1,090,171
07/31/22	$1,111,784	$1,116,808
08/31/22	$1,085,594	$1,085,255
09/30/22	$1,039,590	$1,038,363
10/31/22	$1,030,389	$1,024,912
11/30/22	$1,064,349	$1,062,604
12/31/22	$1,061,366	$1,057,813
01/31/23	$1,097,997	$1,090,357
02/28/23	$1,074,447	$1,062,165
03/31/23	$1,091,136	$1,089,143
04/30/23	$1,098,142	$1,095,747
05/31/23	$1,086,924	$1,083,815
06/30/23	$1,086,582	$1,079,947
07/31/23	$1,088,612	$1,079,199
08/31/23	$1,082,148	$1,072,306
09/30/23	$1,054,770	$1,045,054
10/31/23	$1,036,016	$1,028,563
11/30/23	$1,083,921	$1,075,140
12/31/23	$1,125,786	$1,116,297
01/31/24	$1,124,231	$1,113,230
02/29/24	$1,110,027	$1,097,503
03/31/24	$1,119,843	$1,107,638
04/30/24	$1,092,054	$1,079,658
05/31/24	$1,113,324	$1,097,962
06/30/24	$1,123,250	$1,108,361
07/31/24	$1,148,514	$1,134,249
08/31/24	$1,165,030	$1,150,545
09/30/24	$1,180,188	$1,165,952
10/31/24	$1,151,783	$1,137,038
11/30/24	$1,166,919	$1,149,058
12/31/24	$1,146,099	$1,130,253
01/31/25	$1,153,657	$1,136,248
02/28/25	$1,178,083	$1,161,248
03/31/25	$1,176,600	$1,161,687
04/30/25	$1,178,983	$1,166,251
05/31/25	$1,173,533	$1,157,902
06/30/25	$1,192,987	$1,175,705
07/31/25	$1,190,132	$1,172,602
08/31/25	$1,205,074	$1,186,631
09/30/25	$1,217,455	$1,199,575
10/31/25	$1,224,498	$1,207,067

Average Annual Return [Table Text Block]
AATR	1 YEAR	5 YEARS	10 YEARS
Class I	6.31	0.26	2.05
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	1.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 29,107,626
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 131,684
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$29,107,626	197	13%	$131,684

Holdings [Text Block]
ASSET ALLOCATION	% OF NET ASSETS
Corporate Bonds	47.3
U.S. Government and Agency Securities	42.5
Bank Loans	3.8
Asset Backed Securities	3.8
Residential Mortgage Backed Securities	0.3

Largest Holdings [Text Block]

TOP 10 HOLDINGS

% OF NET ASSETS

U.S. Treasury Notes, 3.750%, 08/31/31	3.4
U.S. Treasury Notes, 3.875%, 08/15/34	3.2
Federal National Mortgage Association, 6.000%, 03/01/54	2.6
Federal National Mortgage Association, 5.500%, 08/01/53	2.2
Federal National Mortgage Association, 6.000%, 09/01/53	2.2
Federal National Mortgage Association, 4.500%, 02/01/53	2.1
Federal National Mortgage Association, 2.500%, 07/01/51	2.0
U.S. Treasury Bonds, 3.500%, 02/15/39	1.7
Federal National Mortgage Association, 2.500%, 04/01/50	1.5
Federal National Mortgage Association, 4.000%, 11/01/52	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources